      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 4, 2017.

                                                            FILE NOS. 333-185762
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 16               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 16                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on October 6, 2017 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                       CAPTION
---------------------------------------------------------------------------------- -------------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum III Variable Annuity; Purchasing
                                                                                    a Polaris Platinum III Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum III Variable Annuity;
                                                                                    Purchasing a Polaris Platinum III Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum III Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                       CAPTION
--------------------------------------------------- -------------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum III Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum III Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                                OCTOBER 9, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 9, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund      Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                 Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                              AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio               AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation   Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio       BlackRock Investment Management, LLC
  SA Boston Company Capital Growth Portfolio          The Boston Company Asset Management, LLC
  SA Columbia Technology Portfolio                    Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                   Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                    SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                  Principal Global Investors, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                           MANAGED BY:
  SA Federated Corporate Bond Portfolio                     Federated Investment Management Company
  SA Fixed Income Index Portfolio(2)                        SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(2)           SunAmerica Asset Management, LLC
  SA Franklin Foreign Value Portfolio                       Templeton Investment Counsel, LLC
  SA Franklin Small Company Value Portfolio                 Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Allocation          Goldman Sachs Asset Management, L.P.
    Portfolio(2)
  SA Index Allocation 60/40 Portfolio                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio                       SunAmerica Asset Management, LLC
  SA International Index Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC
  SA JPMorgan Balanced Portfolio                            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                            Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.
  SA Large Cap Index Portfolio(2)                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(2)         QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio            Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                          Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(2)                          Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio(2)                             SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                   PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC
  SA Pyramis Real Estate Portfolio                          FIAM LLC
  SA Schroders VCP Global Allocation Portfolio              Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio(2)                           SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(2)     T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio                   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio(2)                      SunAmerica Asset Management, LLC and T. Rowe Price
                                                            Associates, Inc.
  SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio       Wellington Management Company LLP
  SA Wellington Growth Portfolio                            Wellington Management Company LLP
  SA Wellington Multi-Asset Income Portfolio                Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                 Wellington Management Company LLP
  SA Wellington Real Return Portfolio                       Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio                  Wells Capital Management Incorporated


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


2 Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  OCTOBER 9, 2017...........................................   7
   Maximum Owner Transaction Expenses.......................   7
   Contract Maintenance Fee.................................   7
   Separate Account Charges.................................   7
   Additional Optional Feature Fees.........................   7
      Optional Polaris Income Plus and Polaris Income
        Builder
        Fee.................................................   7
      Optional Polaris Income Plus Daily Fee................   7
   Total Annual Portfolio Operating Expenses................   7
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  OCTOBER 9, 2017...........................................   9
   Maximum Owner Transaction Expenses.......................   9
   Contract Maintenance Fee.................................   9
   Separate Account Charges.................................   9
   Additional Optional Feature Fees.........................   9
      Optional Polaris Income Plus and Polaris Income
        Builder
        Fee.................................................   9
      Optional Polaris Income Plus Daily Fee................   9
   Total Annual Portfolio Operating Expenses................   9
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................  11
THE POLARIS PLATINUM III VARIABLE ANNUITY...................  13
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  13
   Allocation of Purchase Payments..........................  14
   Early Access Feature.....................................  15
   Accumulation Units.......................................  15
   Free Look................................................  16
   Exchange Offers..........................................  16
   Important Information for Military Servicemembers........  16
INVESTMENT OPTIONS..........................................  16
   Variable Portfolios......................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)....................................  17
      Franklin Templeton Variable Insurance Products Trust..  17
        .
      Goldman Sachs Variable Insurance Trust................  17
      Lord Abbett Series Fund, Inc..........................  17
      Anchor Series Trust...................................  17
      Seasons Series Trust..................................  17
      SunAmerica Series Trust...............................  17
   Substitution, Addition or Deletion of Variable             21
     Portfolios.............................................
   Fixed Accounts...........................................  21
   Dollar Cost Averaging Fixed Accounts.....................  21
   Dollar Cost Averaging Program............................  22
   Transfers During the Accumulation Phase..................  23
   Automatic Asset Rebalancing Program......................  25
   Voting Rights............................................  25
ACCESS TO YOUR MONEY........................................  25
   Free Withdrawal Amount...................................  26
   Systematic Withdrawal Program............................  27
   Nursing Home Waiver......................................  27
   Minimum Contract Value...................................  27
   Qualified Contract Owners................................  27
OPTIONAL LIVING BENEFITS....................................  28
   Polaris Income Plus, Polaris Income Builder and Polaris
     Income Plus Daily......................................  31
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  40
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE
  PLUS AND MARKETLOCK FOR LIFE EXTENSION
  PARAMETERS................................................  43
DEATH BENEFITS..............................................  44
   Beneficiary Continuation Programs........................  45
   Death Benefit Defined Terms..............................  46
   Death Benefit Options....................................  47
   Contract Value Death Benefit.............................  47
   Return of Purchase Payment Death Benefit.................  47
   Maximum Anniversary Value Death Benefit..................  47
   Spousal Continuation.....................................  48
EXPENSES....................................................  49
   Separate Account Charges.................................  49
   Withdrawal Charges.......................................  49
   Underlying Fund Expenses.................................  49
   Contract Maintenance Fee.................................  50
   Transfer Fee.............................................  50
   Optional Living Benefit Fees.............................  50
   Optional Polaris Income Plus, Polaris Income Builder and
     Polaris Income Plus Daily Living Benefit Fee...........  50
   Return of Purchase Payment Death Benefit Fee.............  51
   Maximum Anniversary Value Death Benefit Fee..............  51
   Optional Early Access Feature Fee........................  51
   Premium Tax..............................................  51
   Income Taxes.............................................  51
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited.......................................  51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT..................................................  51
ANNUITY INCOME OPTIONS......................................  53
   The Income Phase.........................................  53
   Annuity Income Options...................................  54
   Fixed or Variable Annuity Income Payments................  54
   Annuity Income Payments..................................  55
   Transfers During the Income Phase........................  55
   Deferment of Payments....................................  55
TAXES.......................................................  55
   Annuity Contracts in General.............................  55
   Tax Treatment of Distributions - Non-Qualified Contracts.  56
   Tax Treatment of Distributions - Qualified Contracts.....  56
   Required Minimum Distributions...........................  57
   Tax Treatment of Death Benefits..........................  58
   Tax Treatment of Optional Living Benefits................  58
   Contracts Owned by a Trust or Corporation................  58
   Foreign Account Tax Compliance ("FATCA").................  58
   Other Withholding Tax....................................  59
   Gifts, Pledges and/or Assignments of a Contract..........  59
   Diversification and Investor Control.....................  59
OTHER INFORMATION...........................................  59
   The Distributor..........................................  59
   The Company..............................................  60
   The Separate Account.....................................  61
   The General Account......................................  61
   Financial Statements.....................................  61
   Administration...........................................  62
   Legal Proceedings........................................  62
   Registration Statements..................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............  63
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME PLUS
  DAILY FEE................................................. C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO OCTOBER 9, 2017.................................. F-1
APPENDIX G - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO MAY 1, 2017............................... G-1
APPENDIX H - WITHDRAWAL CHARGE SCHEDULE, FREE
  WITHDRAWAL AMOUNT AND CONTRACT MAINTENANCE
  FEE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011........... H-1
APPENDIX I - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.......................................... I-1



                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no optional death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, or 4 complete years if you elect the Early Access feature, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF ELECTING THE OPTIONAL EARLY ACCESS FEATURE WITH A SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH THIS PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES(1)
(as a percentage of each Purchase Payment)..... 8%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charge(4)...................... 1.15%
  Return of Purchase Payment Death Benefit Fee
     if elected................................... 0.15%
  Maximum Anniversary Value Death Benefit Fee
     if elected................................... 0.40%
  Optional Early Access Fee(5).................... 0.40%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.95%
                                                   ====



ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE

(calculated as a percentage of the Income Base)(6)




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.00%          2.50%
  For Two Covered Persons.....      1.25%          2.50%


OPTIONAL POLARIS INCOME PLUS DAILY FEE

(calculated as a percentage of the Income Base)(6)




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.15%          2.50%
  For Two Covered Persons.....      1.35%          2.50%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5    6    7    8    9   10+
  Without Early Access feature............... 8%   7%   6%   5%   4%   3%   2%   0%   0%    0%
  With Early Access feature.................. 8%   7%   6%   5%   0%   0%   0%   0%   0%    0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.



 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


                                       7


 4 If you do not elect the Return of Purchase Payment or Maximum Anniversary
   Value death benefits and the Early Access feature, your total separate account annual expenses would be 1.15%.



 5 The Early Access feature is available on contracts issued on or after May 2, 2016. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:




  CONTRACT YEAR
-----------------
  1-4..... 0.40%
  5+......  none



 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.



 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy or SA VCP Index Allocation Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%



   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).



 8 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            FEE TABLE FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





IF YOU PURCHASED YOUR CONTRACT PRIOR TO OCTOBER 9, 2017, THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES(1)
(as a percentage of each Purchase Payment)




  Contracts issued on or after July 18, 2011..... 8%
  Contracts issued prior to July 18, 2011........ 7%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.




PREMIUM TAX(2)..... 3.5%



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)




  Contracts issued on or after June 20, 2011..... $50
  Contracts issued prior to June 20, 2011........ $35



SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017:




  Separate Account Charge(4)........................ 1.15%
  Optional Return of Purchase Payment Death Befit
     Fee............................................ 0.15%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.40%
  Optional Early Access Fee(5)...................... 0.40%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.95%
                                                     ====



CONTRACTS ISSUED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2017:




  Separate Account Charge(4)..................... 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee................................. 0.25%
  Optional Early Access Fee(5)................... 0.40%
                                                  ----
     Maximum Separate Account Annual Expense..... 1.95%
                                                  ====



CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012:




  Separate Account Charge(4)........................ 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................... 0.25%
  Optional Combination HV & Roll-Up Death Benefit
     Fee............................................ 0.65%
                                                     ----
     Maximum Separate Account Annual Expense........ 1.95%
                                                     ====



ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(6)


CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017:




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%



OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(6)


CONTRACTS ISSUED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017:




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%



CONTRACTS ISSUED PRIOR TO MAY 1, 2017:




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(7)    FEE RATE(7)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.




TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(8)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%



                                       9



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:




YEARS SINCE RECEIPT OF PURCHASE PAYMENTS....................   1    2    3    4    5    6    7    8    9   10+
  Contracts issued on or after May 2, 2016, with Early       8%   7%   6%   5%   0%   0%   0%   0%   0%    0%
    Access feature..........................................
  Contracts issued on or after July 18, 2011, without Early  8%   7%   6%   5%   4%   3%   2%   0%   0%    0%
    Access feature..........................................
  Contracts issued prior to July 18, 2011................... 7%   6%   6%   5%   4%   3%   2%   0%   0%    0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 and assessed annually, and fee may be waived if contract value is $50,000 or more.



 4 If you purchased your contract on or after May 1, 2017 and did not elect the Return of Purchase Payment or Maximum Anniversary Value death benefit and the Early Access feature, your total separate account annual expenses would be 1.15%. If you purchased your contract between May 2, 2016 and April 30, 2017, and you did not elect the Maximum Anniversary Value death benefit and the Early Access feature, your total separate account expense is 1.30% and includes the return of Purchase Payment death benefit. If you purchased your contract between January 23, 2012 and May 1, 2016, and did not elect the Maximum Anniversary Value death benefit, your total separate account expense is 1.30%. If you purchased your contract prior to January 23, 2012, and you did not elect the Maximum Anniversary Value death benefit and Combination HV& Roll-Up death benefit, which is no longer available, your total separate account expense is 1.30%. The Maximum Anniversary Value death benefit cannot be elected with the Combination HV& Roll-Up death benefit.


 PLEASE SEE APPENDIX G -- DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE DEATH BENEFITS.


 5 The Early Access feature is available on contracts issued on or after May 2, 2016. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:



  CONTRACT YEAR
-----------------
  1-4..... 0.40%
  5+......  none


 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F for a description of the living benefit you may have elected.

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, PLEASE SEE APPENDIX F -- LIVING BENEFIT(S) FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017 for applicable formula.

 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy or SA VCP Index Allocation Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.


                                       10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES


(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)
(assuming separate account annual expenses of 1.95% (including the Maximum
      Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)


(1)   If you surrender your contract at the end of the applicable time period:



    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,247      $2,396      $3,059      $5,967



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $447      $1,796      $3,059      $5,967




MINIMUM EXPENSE EXAMPLES
(FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017)
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)






(1)   If you surrender your contract at the end of the applicable time period:




    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $996      $1,139      $938        $2,053



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $539        $938        $2,053









MAXIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)
(assuming separate account annual expenses of 1.95% (including the Maximum Anniversary Value death benefit and the Early Access feature), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)


(1)   If you surrender your contract at the end of the applicable time period:




    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,257      $2,441      $3,133      $6,089


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $457      $1,841      $3,133      $6,089


MINIMUM EXPENSE EXAMPLES

(FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017)

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)




(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $996      $1,139      $1,338      $2,053

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $166      $539        $938        $2,053


                                       11


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples for contracts issued on or after October 9, 2017 assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The Maximum Expense Examples for contracts issued prior to October 9, 2017 reflect the highest combination of fees and expenses offered and assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.



4. Both Maximum Expense Examples with election of the Early Access feature reflect the Early Access withdrawal charge schedule and the applicable feature fee.


5. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.22% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       12

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       13



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       14



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios in contract years 1-4, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. The fee for this feature terminates on your fifth contract anniversary. PLEASE SEE CHART AND EXPENSES BELOW.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

The Early Access feature is available on contracts issued on or after May 2, 2016. This feature may not be available through your broker-dealer. Please check with your financial representative for availability. We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


                                       15



     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable


                                       16



to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       17



            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION PORTFOLIO SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

            SA T. ROWE PRICE VCP BALANCED PORTFOLIO

            SA VCP INDEX ALLOCATION PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       18




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   -----------------
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Invesco V.I. American Franchise Fund*            Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Comstock Fund*                      Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund              Invesco Advisers, Inc.                           AVIF       STOCK
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC                           LASF       STOCK
SA AB Growth Portfolio                           AllianceBernstein L.P.                           SAST       STOCK
SA AB Small & Mid Cap Value Portfolio            AllianceBernstein L.P.                           SAST       STOCK
SA Allocation Balanced Portfolio                 SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Growth Portfolio                   SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Moderate Growth Portfolio          SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Moderate Portfolio                 SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA American Funds(R) Asset Allocation            Capital Research and Management Company          SAST       ASSET ALLOCATION
 Portfolio
SA American Funds(R) Global Growth Portfolio     Capital Research and Management Company          SAST       STOCK
SA American Funds(R) Growth Portfolio            Capital Research and Management Company          SAST       STOCK
SA American Funds(R) Growth-Income               Capital Research and Management Company          SAST       STOCK
 Portfolio
SA American Funds(R) VCP Managed Asset           Capital Research and Management Company          SAST       ASSET ALLOCATION
 Allocation Portfolio
SA BlackRock Multi-Asset Income Portfolio        BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Boston Company Capital Growth Portfolio       The Boston Company Asset Management, LLC         SAST       STOCK
SA Columbia Technology Portfolio                 Columbia Management Investment Advisers, LLC     SAST       STOCK
SA DFA Ultra Short Bond Portfolio                Dimensional Fund Advisors LP                     SAST       BOND
SA Dogs of Wall Street Portfolio*                SunAmerica Asset Management, LLC                 SAST       STOCK
SA Edge Asset Allocation Portfolio               Principal Global Investors, LLC                  AST        ASSET ALLOCATION
SA Federated Corporate Bond Portfolio            Federated Investment Management Company          SAST       BOND
SA Fixed Income Index Portfolio                  SunAmerica Asset Management, LLC                 SAST       BOND
SA Fixed Income Intermediate Index Portfolio     SunAmerica Asset Management, LLC                 SAST       BOND
SA Franklin Foreign Value Portfolio              Templeton Investment Counsel, LLC                SAST       STOCK
SA Franklin Small Company Value Portfolio        Franklin Advisory Services, LLC                  SAST       STOCK
SA Goldman Sachs Global Bond Portfolio           Goldman Sachs Asset Management International     SAST       BOND
SA Goldman Sachs Multi-Asset Insights            Goldman Sachs Asset Management, L.P.             SAST       ASSET ALLOCATION
 Allocation Portfolio
SA Index Allocation 60/40 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 90/10 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA International Index Portfolio                 SunAmerica Asset Management, LLC                 SAST       STOCK
SA Invesco Growth Opportunities Portfolio        Invesco Advisers, Inc.                           SAST       STOCK
SA Invesco VCP Equity-Income Portfolio           Invesco Advisers, Inc.                           SAST       ASSET ALLOCATION
SA Janus Focused Growth Portfolio                Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan Balanced Portfolio                   J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
SA JPMorgan Emerging Markets Portfolio           J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Equity-Income Portfolio              J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Global Equities Portfolio            J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan MFS Core Bond Portfolio              J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio             J.P. Morgan Investment Management Inc.           SAST       STOCK
SA Large Cap Index Portfolio                     SunAmerica Asset Management, LLC                 SAST       STOCK
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
 Portfolio
SA Legg Mason Tactical Opportunities             QS Investors, LLC                                SAST       ASSET ALLOCATION
 Portfolio
SA MFS Blue Chip Growth Portfolio                Massachusetts Financial Services Company         SAST       STOCK
SA MFS Massachusetts Investors                   Massachusetts Financial Services Company         SAST       STOCK
 Trust Portfolio*
SA MFS Telecom Utility Portfolio                 Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return Portfolio*                   Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Mid Cap Index Portfolio                       SunAmerica Asset Management, LLC                 SAST       STOCK



                                       19



UNDERLYING FUNDS                                MANAGED BY:                                       TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   -------   -----------------
SA Morgan Stanley International Equities        Morgan Stanley Investment Management Inc.        SAST      STOCK
 Portfolio
SA Oppenheimer Main Street Large Cap            OppenheimerFunds, Inc.                           SAST      STOCK
 Portfolio
SA PIMCO VCP Tactical Balanced Portfolio        Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
SA PineBridge High-Yield Bond Portfolio         PineBridge Investments LLC                       SAST      BOND
SA Putnam Asset Allocation Diversified          Putnam Investment Management, LLC                SST       ASSET ALLOCATION
 Growth Portfolio
SA Putnam International Growth and Income       Putnam Investment Management, LLC                SAST      STOCK
 Portfolio
SA Pyramis Real Estate Portfolio                FIAM LLC                                         SAST      STOCK
SA Schroders VCP Global Allocation Portfolio    Schroder Investment Management North America     SAST      ASSET ALLOCATION
                                                Inc.
SA Small Cap Index Portfolio                    SunAmerica Asset Management, LLC                 SAST      STOCK
SA T. Rowe Price Asset Allocation Growth        T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
 Portfolio
SA T. Rowe Price VCP Balanced Portfolio         T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
SA VCP Dynamic Allocation Portfolio             SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio               SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                AllianceBernstein L.P.
SA VCP Index Allocation Portfolio               SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio    Wellington Management Company LLP                AST       STOCK
SA Wellington Government and Quality Bond       Wellington Management Company LLP                AST       BOND
 Portfolio
SA Wellington Growth Portfolio                  Wellington Management Company LLP                AST       STOCK
SA Wellington Multi-Asset Income Portfolio      Wellington Management Company LLP                AST       ASSET ALLOCATION
SA Wellington Natural Resources Portfolio       Wellington Management Company LLP                AST       STOCK
SA Wellington Real Return Portfolio             Wellington Management Company LLP                SST       BOND
SA WellsCap Aggressive Growth Portfolio         Wells Capital Management Incorporated            SAST      STOCK
SA WellsCap Fundamental Growth Portfolio        Wells Capital Management Incorporated            SAST      STOCK



* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       20



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200.


                                       21



Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a Living Benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

If you elect the Early Access feature in some states, you may not invest initial and/or subsequent Purchase Payments in the available DCA Fixed Accounts.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


                                       22



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.


                                       23



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or


                                       24



allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
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                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


                                       25



We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


We calculate charges upon surrender of the contract on the day after we receive your request in Good Order. We will return to you your contract value less any applicable fees and charges within 7 calendar days of the request.


The free withdrawal amount was calculated differently for contracts issued prior to July 18, 2011, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THE FREE WITHDRAWAL AMOUNT CALCULATION.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)


                                       26



     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.


                                       27

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus and Polaris Income Builder. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the


                                       28



contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 9, 2017, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base,


                                       29



if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


                                       30



POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                       31




MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%

POLARIS INCOME PLUS DAILY


                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       32

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:



 10% Secure      Up to 90% in one or more of the following Variable Portfolios, except as
 Value Account   otherwise noted:
                 Goldman Sachs VIT Government Money Market Fund
                 SA DFA Ultra Short Bond
                 SA Federated Corporate Bond
                 SA Fixed Income Index
                 SA Fixed Income Intermediate Index
                 SA Goldman Sachs Global Bond
                 SA JPMorgan MFS(R) Core Bond
                 SA VCP Dynamic Allocation
                 SA VCP Dynamic Strategy
                 SA VCP Index Allocation
                 SA Wellington Government and Quality Bond
                 SA Wellington Real Return
                 DCA FIXED ACCOUNTS*:
                 6-Month DCA
                 1-Year DCA
                 * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.



 10% Secure      Up to 50% in each of these Variable Portfolios:
 Value Account
                 SA American Funds(R) VCP Managed Asset Allocation
                 SA BlackRock VCP Global Multi Asset
                 SA Invesco VCP Equity-Income
                 SA PIMCO VCP Tactical Balanced
                 SA Schroders VCP Global Allocation
                 SA T. Rowe Price VCP Balanced


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3


If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:




 10% Secure      Up to 90% in one or more of the following Variable Portfolios:
 Value Account
                 INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
                 SA American Funds Asset Allocation
                 SA BlackRock Multi-Asset Income
                 SA Edge Asset Allocation
                 SA Goldman Sachs Multi-Asset Insights Allocation
                 SA JPMorgan Balanced
                 SA Legg Mason Tactical Opportunities
                 SA MFS Total Return
                 SA Putnam Asset Allocation Diversified Growth
                 SA T. Rowe Price Asset Allocation Growth
                 SA Wellington Multi-Asset Income
                 VOLATILITY CONTROL PORTFOLIOS:
                 SA American Funds VCP Managed Asset Allocation
                 SA BlackRock VCP Global Multi Asset
                 SA Invesco VCP Equity-Income
                 SA PIMCO VCP Tactical Balanced
                 SA Schroders VCP Global Allocation
                 SA T. Rowe Price VCP Balanced
                 SA VCP Dynamic Allocation
                 SA VCP Dynamic Strategy
                 SA VCP Index Allocation



 10% Secure      FIXED INCOME AND MONEY MARKET PORTFOLIOS:
 Value Account   Goldman Sachs VIT Government Money Market Fund
                 SA DFA Ultra Short Bond
                 SA Federated Corporate Bond
                 SA Fixed Income Index
                 SA Fixed Income Intermediate Index
                 SA Goldman Sachs Global Bond
                 SA JPMorgan MFS Core Bond
                 SA Wellington Government and Quality Bond
                 SA Wellington Real Return
                 INDEX FUND-OF-FUNDS PORTFOLIOS:
                 SA Index Allocation 90/10
                 SA Index Allocation 80/20
                 SA Index Allocation 60/40
                 ACTIVELY MANAGED FUND-OF-FUNDS:
                 SA Allocation Balanced
                 SA Allocation Growth
                 SA Allocation Moderate
                 SA Allocation Moderate Growth
                 DCA FIXED ACCOUNTS*
                 6-Month DCA
                 1-Year DCA
                 * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.



                                       33



How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year


                                       34



are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by


                                       35



multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a


                                       36



result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


                                       37



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).



OPTIONAL POLARIS INCOME PLUS DAILY FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017, FOR APPLICABLE FEES.



                                       38



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:


     o     SA American Funds(R) VCP Managed Asset Allocation Portfolio


     o     SA BlackRock VCP Global Multi Asset Portfolio


     o     SA Invesco VCP Equity-Income Portfolio

     o     SA PIMCO VCP Tactical Balanced Portfolio


     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio


     o     SA VCP Dynamic Allocation Portfolio

     o     SA VCP Dynamic Strategy Portfolio

     o     SA VCP Index Allocation Portfolio


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


                                       39

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)


(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income


                                       40



Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest


                                       41



Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


                                       42



Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE
                             EXTENSION PARAMETERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND JANUARY 20, 2012 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:


MARKETLOCK FEATURE           CONTRACT PURCHASE DATES
 MarketLock Income Plus      May 4, 2009 - January 18, 2010
 MarketLock For Life Plus    May 4, 2009 - January 18, 2010
 MarketLock For Life         May 4, 2009 - January 20, 2012

In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.

If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.

As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.

As with all important financial decisions, we recommend that you discuss this with your financial representative.


For information on the MarketLock Feature you elected at purchase, please see the APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017.



How do I elect the Extension?

To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.

As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.


What is the fee if I elect the Extension?

If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  1.10%                       1.20%
        Two                  1.35%                       1.45%

If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.95%                       1.20%
        Two                  1.25%                       1.45%

                                       43



If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:


                                                  ANNUALIZED FEE AFTER
                     CURRENT ANNUALIZED FEE            EXTENSION
                        (calculated as a            (calculated as a
    NUMBER OF             percentage of         percentage of the Income
 COVERED PERSONS        the Income Base)                 Base)
        One                  0.70%                       0.95%
        Two                  0.95%                       1.20%

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



 Option 1     Up to 100% in one or more of the following:
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              SA DFA Ultra Short Bond
 Option 2 At least 50% and up to 100% in one or more of the following:
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              SA DFA Ultra Short Bond
              Up to 50% in one or more of the following Variable
              Portfolios:
              SA American Funds(R) Asset Allocation
              SA Edge Asset Allocation
              SA JPMorgan Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
 Option 3     25% SA VCP Dynamic Allocation and
              25% SA VCP Dynamic Strategy and
              50% in one of the following Allocations*:
              Allocation 1, Allocation 2 or Allocation 3 or
              Combination Allocations*:
              Combination Allocation 1, Combination Allocation 2 or
              Combination Allocation 3
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 4 At least 50% and up to 100% in one or more of the following:
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
              SA DFA Ultra Short Bond
              Up to 50% in accordance with the requirements outlined in the table below:






  INVESTMENT       INVESTMENT               VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND,        Minimum 15%     SA Federated Corporate Bond
  CASH           Maximum 50%     SA Goldman Sachs Global Bond
  AND FIXED                      SA JPMorgan MFS Core Bond
  ACCOUNTS                       SA Wellington Government and Quality
                                 Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)
 B. EQUITY        Minimum 0%     Franklin Founding Funds Allocation VIP
  MAXIMUM        Maximum 35%     Fund
                                 Franklin Income VIP Fund
                                 Invesco V.I. American Franchise Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds(R) Asset Allocation
                                 SA American Funds(R) Global Growth
                                 SA American Funds(R) Growth
                                 SA American Funds(R) Growth-Income
                                 SA Dogs of Wall Street
                                 SA Edge Asset Allocation
                                 SA Franklin Foreign Value
                                 SA Janus Focused Growth
                                 SA JPMorgan Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Blue Chip Growth
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Telecom Utility
                                 SA MFS Total Return
                                 SA Morgan Stanley International Equities
                                 SA Oppenheimer Main Street Large Cap
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International Growth and
                                 Income
                                 SA Wellington Capital Appreciation
                                 SA Wellington Growth
                                 SA WellsCap Aggressive Growth
                                 SA WellsCap Fundamental Growth
 C. LIMITED       Minimum 0%     SA Boston Company Capital Growth
  EQUITY          Maximum 5%     SA Columbia Technology
                                 SA Franklin Small Company Value
                                 SA Invesco Growth Opportunities
                                 SA JPMorgan Emerging Markets
                                 SA JPMorgan Mid-Cap Growth
                                 SA Pyramis Real Estate
                                 SA Wellington Natural Resources


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining


                                       44



guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G FOR DETAILS REGARDING THOSE FEATURES.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's


                                       45



name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT CHARGES and will continue to be offered the same Variable Portfolios as the original Owner.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if


                                       46



any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.


The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.



                                       47



THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017, PLEASE SEE APPENDIX G.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 FOR DETAILS REGARDING THOSE BENEFITS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


                                       48

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, or seven complete years if the Early Access feature is not elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract.


WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4   5+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   0%

WITHDRAWAL CHARGE WITHOUT THE ELECTION OF EARLY ACCESS:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

IF YOUR CONTRACT WAS ISSUED PRIOR TO JULY 18, 2011, PLEASE SEE APPENDIX H FOR THE WITHDRAWAL CHARGE SCHEDULE.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees


                                       49



may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

OPTIONAL LIVING BENEFIT FEES
The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.
The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.
We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next
Benefit Quarter Anniversaries.


IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 9, 2017, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017 FOR SPECIFIC FEE INFORMATION.



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).



POLARIS INCOME PLUS DAILY



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).



                                       50



The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


Fee rates and the non-discretionary formula have changed if your contract was issued prior to October 9, 2017. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017, FOR APPLICABLE FEES.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.


 CONTRACT YEAR                         1-4       5+
 OPTIONAL EARLY ACCESS FEATURE FEE    0.40%     none

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your


                                       51



contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets


                                       52



that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


                                       53



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not


                                       54



guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of


                                       55



self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


                                       56



     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


                                       57



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


                                       58



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



                                       59



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its


                                       60



regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

                                       61



NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of October 2, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


                                       62

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       63

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10        12/31/11        12/31/12
============================================================ ============= =============== =============== ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523       (a)$9.275       (a)$9.014
                                                             (b)$6.606     (b)$8.443       (b)$9.089       (b)$8.772
 Ending AUV................................................. (a)$8.523     (a)$9.275       (a)$9.014       (a)$10.261
                                                             (b)$8.443     (b)$9.089       (b)$8.772       (b)$9.922
 Ending Number of AUs....................................... (a)143,175    (a)305,497      (a)583,043      (a)555,601
                                                             (b)16         (b)15           (b)13,720       (b)13,350

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454       (a)$10.514      (a)$10.625
                                                             (b)$7.298     (b)$9.378       (b)$10.363      (b)$10.405
 Ending AUV................................................. (a)$9.454     (a)$10.514      (a)$10.625      (a)$11.815
                                                             (b)$9.378     (b)$10.363      (b)$10.405      (b)$11.494
 Ending Number of AUs....................................... (a)39,082     (a)587,958      (a)1,614,375    (a)2,098,825
                                                             (b)2,742      (b)5,099        (b)35,105       (b)29,071

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.461     (a)$10.054      (a)$11.863      (a)$10.961
                                                             (b)$7.459     (b)$9.982       (b)$11.658      (b)$10.623
 Ending AUV................................................. (a)$10.054    (a)$11.863      (a)$10.961      (a)$12.269
                                                             (b)$9.982     (b)$11.658      (b)$10.623      (b)$11.813
 Ending Number of AUs....................................... (a)4,003      (a)54,048       (a)132,872      (a)123,702
                                                             (b)3,929      (b)9            (b)4,937        (b)623

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.362     (a)$8.362       (a)$9.549       (a)$9.227
                                                             (b)$6.360     (b)$8.311       (b)$9.430       (b)$9.053
 Ending AUV................................................. (a)$8.362     (a)$9.549       (a)$9.227       (a)$10.832
                                                             (b)$8.311     (b)$9.430       (b)$9.053       (b)$10.558
 Ending Number of AUs....................................... (a)149,295    (a)1,361,769    (a)3,289,778    (a)3,527,130
                                                             (b)21,196     (b)44,446       (b)82,099       (b)92,931

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.868     (a)$8.977       (a)$9.941       (a)$9.590
                                                             (b)$6.866     (b)$8.920       (b)$9.814       (b)$9.406
 Ending AUV................................................. (a)$8.977     (a)$9.941       (a)$9.590       (a)$10.824
                                                             (b)$8.920     (b)$9.814       (b)$9.406       (b)$10.548
 Ending Number of AUs....................................... (a)159,241    (a)1,543,848    (a)3,878,109    (a)4,391,782
                                                             (b)18,694     (b)69,419       (b)110,493      (b)110,609

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.314     (a)$7.910       (a)$9.167       (a)$8.498
                                                             (b)$6.313     (b)$7.867       (b)$9.058       (b)$8.343
 Ending AUV................................................. (a)$7.910     (a)$9.167       (a)$8.498       (a)$9.402
                                                             (b)$7.867     (b)$9.058       (b)$8.343       (b)$9.171
 Ending Number of AUs....................................... (a)88,350     (a)677,384      (a)1,866,796    (a)2,173,904
                                                             (b)5,286      (b)18,975       (b)50,607       (b)53,403

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending AUV................................................. (a)$12.538       (a)$12.728       (a)$11.783       (a)$13.165
                                                             (b)$12.044       (b)$12.148       (b)$11.173       (b)$12.403
 Ending Number of AUs....................................... (a)617,081       (a)755,589       (a)616,339       (a)551,897
                                                             (b)17,141        (b)14,720        (b)14,317        (b)13,132

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending AUV................................................. (a)$13.289       (a)$13.723       (a)$12.590       (a)$14.171
                                                             (b)$12.845       (b)$13.179       (b)$12.012       (b)$13.433
 Ending Number of AUs....................................... (a)2,132,029     (a)2,363,425     (a)2,356,364     (a)2,253,529
                                                             (b)32,331        (b)26,318        (b)27,764        (b)25,803

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.917
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.875
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)3,170,077
                                                             (b)N/A           (b)N/A           (b)N/A           (b)160,945

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                             (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending AUV................................................. (a)$16.931       (a)$18.078       (a)$18.692       (a)$18.823
                                                             (b)$16.035       (b)$17.010       (b)$17.474       (b)$17.483
 Ending Number of AUs....................................... (a)109,309       (a)114,164       (a)95,315        (a)106,404
                                                             (b)0             (b)0             (b)0             (b)2,118

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                             (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending AUV................................................. (a)$14.505       (a)$15.620       (a)$14.464       (a)$16.703
                                                             (b)$14.047       (b)$15.029       (b)$13.826       (b)$15.863
 Ending Number of AUs....................................... (a)3,272,884     (a)3,241,381     (a)3,343,626     (a)3,215,414
                                                             (b)85,731        (b)78,531        (b)72,075        (b)63,316

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                             (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending AUV................................................. (a)$14.294       (a)$15.515       (a)$14.807       (a)$17.456
                                                             (b)$13.839       (b)$14.924       (b)$14.151       (b)$16.575
 Ending Number of AUs....................................... (a)3,990,342     (a)3,854,008     (a)3,840,233     (a)3,636,060
                                                             (b)102,557       (b)96,992        (b)93,976        (b)82,413

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                             (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending AUV................................................. (a)$12.613       (a)$13.403       (a)$12.851       (a)$14.857
                                                             (b)$12.223       (b)$12.905       (b)$12.293       (b)$14.120
 Ending Number of AUs....................................... (a)1,888,694     (a)1,734,729     (a)1,615,549     (a)1,403,219
                                                             (b)46,751        (b)41,253        (b)42,200        (b)37,910

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466     (a)$9.759        (a)$10.592       (a)$10.189
                                                             (b)$7.464     (b)$9.664        (b)$10.374       (b)$9.892
 Ending AUV................................................. (a)$9.759     (a)$10.592       (a)$10.189       (a)$11.698
                                                             (b)$9.664     (b)$10.374       (b)$9.892        (b)$11.283
 Ending Number of AUs....................................... (a)4,893      (a)31,223        (a)110,822       (a)216,259
                                                             (b)14         (b)14            (b)940           (b)2,696

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372     (a)$9.864        (a)$12.222       (a)$11.073
                                                             (b)$7.371     (b)$9.800        (b)$12.063       (b)$10.858
 Ending AUV................................................. (a)$9.864     (a)$12.222       (a)$11.073       (a)$12.930
                                                             (b)$9.800     (b)$12.063       (b)$10.858       (b)$12.597
 Ending Number of AUs....................................... (a)149,907    (a)1,412,358     (a)3,884,706     (a)4,290,770
                                                             (b)16,288     (b)44,449        (b)96,712        (b)103,332

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.759       (a)$11.481       (a)$11.385
                                                             (b)N/A        (b)$10.548       (b)$11.180       (b)$11.014
 Ending AUV................................................. (a)N/A        (a)$11.481       (a)$11.385       (a)$12.441
                                                             (b)N/A        (b)$11.180       (b)$11.014       (b)$11.958
 Ending Number of AUs....................................... (a)N/A        (a)735,665       (a)2,126,800     (a)2,873,463
                                                             (b)N/A        (b)8,184         (b)20,339        (b)42,531

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.215       (a)$11.173       (a)$10.301
                                                             (b)N/A        (b)$10.016       (b)$10.874       (b)$9.960
 Ending AUV................................................. (a)N/A        (a)$11.173       (a)$10.301       (a)$11.679
                                                             (b)N/A        (b)$10.874       (b)$9.960        (b)$11.220
 Ending Number of AUs....................................... (a)N/A        (a)46,920        (a)226,663       (a)225,686
                                                             (b)N/A        (b)6,992         (b)45,099        (b)39,944

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.617       (a)$11.425       (a)$11.063
                                                             (b)N/A        (b)$10.410       (b)$11.133       (b)$10.710
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.063       (a)$12.205
                                                             (b)N/A        (b)$11.133       (b)$10.710       (b)$11.739
 Ending Number of AUs....................................... (a)N/A        (a)790,445       (a)2,921,500     (a)3,693,297
                                                             (b)N/A        (b)15,089        (b)36,886        (b)56,257

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.303       (a)$11.155       (a)$10.620
                                                             (b)N/A        (b)$10.100       (b)$10.863       (b)$10.275
 Ending AUV................................................. (a)N/A        (a)$11.155       (a)$10.620       (a)$11.834
                                                             (b)N/A        (b)$10.863       (b)$10.275       (b)$11.375
 Ending Number of AUs....................................... (a)N/A        (a)874,350       (a)2,789,887     (a)3,053,471
                                                             (b)N/A        (b)82,764        (b)108,968       (b)90,817

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.675     (a)$9.248        (a)$10.223       (a)$10.190
                                                             (b)$7.673     (b)$9.139        (b)$10.026       (b)$9.929
 Ending AUV................................................. (a)$9.248     (a)$10.223       (a)$10.190       (a)$11.646
                                                             (b)$9.139     (b)$10.026       (b)$9.929        (b)$11.273
 Ending Number of AUs....................................... (a)18,473     (a)661,124       (a)1,396,870     (a)1,539,848
                                                             (b)13         (b)17,259        (b)46,165        (b)41,821

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.598     (a)$10.333       (a)$11.362       (a)$10.190
                                                             (b)$7.597     (b)$10.269       (b)$11.219       (b)$9.996
 Ending AUV................................................. (a)$10.333    (a)$11.362       (a)$10.190       (a)$12.294
                                                             (b)$10.269    (b)$11.219       (b)$9.996        (b)$11.983
 Ending Number of AUs....................................... (a)214,389    (a)2,106,282     (a)5,656,679     (a)5,825,024
                                                             (b)23,265     (b)75,062        (b)141,456       (b)137,526

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698       (a)$15.831       (a)$17.796       (a)$19.495
                                                             (b)$11.283       (b)$15.172       (b)$16.944       (b)$18.442
 Ending AUV................................................. (a)$15.831       (a)$17.796       (a)$19.495       (a)$19.736
                                                             (b)$15.172       (b)$16.944       (b)$18.442       (b)$18.549
 Ending Number of AUs....................................... (a)193,980       (a)223,689       (a)351,582       (a)368,391
                                                             (b)2,766         (b)6,919         (b)9,013         (b)6,998

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.930       (a)$17.544       (a)$18.852       (a)$17.478
                                                             (b)$12.597       (b)$16.982       (b)$18.129       (b)$16.700
 Ending AUV................................................. (a)$17.544       (a)$18.852       (a)$17.478       (a)$21.506
                                                             (b)$16.982       (b)$18.129       (b)$16.700       (b)$20.415
 Ending Number of AUs....................................... (a)3,783,732     (a)3,499,705     (a)3,520,275     (a)2,976,295
                                                             (b)86,267        (b)77,530        (b)77,139        (b)66,961

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                             (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending AUV................................................. (a)$13.691       (a)$14.233       (a)$13.862       (a)$14.400
                                                             (b)$13.074       (b)$13.504       (b)$13.067       (b)$13.486
 Ending Number of AUs....................................... (a)2,837,507     (a)2,846,362     (a)2,717,493     (a)2,722,154
                                                             (b)44,150        (b)38,031        (b)34,301        (b)29,394

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                             (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending AUV................................................. (a)$14.260       (a)$14.812       (a)$14.347       (a)$14.976
                                                             (b)$13.610       (b)$14.045       (b)$13.516       (b)$14.018
 Ending Number of AUs....................................... (a)301,330       (a)349,567       (a)387,275       (a)428,575
                                                             (b)39,937        (b)43,889        (b)22,807        (b)19,953

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                             (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending AUV................................................. (a)$13.785       (a)$14.323       (a)$13.906       (a)$14.492
                                                             (b)$13.174       (b)$13.598       (b)$13.118       (b)$13.582
 Ending Number of AUs....................................... (a)3,716,208     (a)3,864,912     (a)4,027,290     (a)3,932,398
                                                             (b)54,571        (b)63,426        (b)61,587        (b)52,428

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                             (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending AUV................................................. (a)$13.702       (a)$14.222       (a)$13.794       (a)$14.386
                                                             (b)$13.086       (b)$13.494       (b)$13.003       (b)$13.474
 Ending Number of AUs....................................... (a)3,290,803     (a)3,191,803     (a)3,200,426     (a)3,156,859
                                                             (b)76,316        (b)64,669        (b)64,394        (b)29,480

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.646       (a)$14.182       (a)$14.709       (a)$14.677
                                                             (b)$11.273       (b)$13.639       (b)$14.055       (b)$13.933
 Ending AUV................................................. (a)$14.182       (a)$14.709       (a)$14.677       (a)$15.806
                                                             (b)$13.639       (b)$14.055       (b)$13.933       (b)$14.908
 Ending Number of AUs....................................... (a)1,712,107     (a)2,080,670     (a)2,169,289     (a)3,716,504
                                                             (b)39,774        (b)43,590        (b)42,233        (b)39,509

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.294       (a)$15.635       (a)$15.737       (a)$16.568
                                                             (b)$11.983       (b)$15.141       (b)$15.140       (b)$15.837
 Ending AUV................................................. (a)$15.635       (a)$15.737       (a)$16.568       (a)$16.410
                                                             (b)$15.141       (b)$15.140       (b)$15.837       (b)$15.585
 Ending Number of AUs....................................... (a)5,411,595     (a)5,344,542     (a)4,916,395     (a)4,962,950
                                                             (b)123,774       (b)115,537       (b)100,942       (b)95,711

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.814     (a)$8.806        (a)$10.285       (a)$9.688
                                                             (b)$6.812     (b)$8.754        (b)$10.158       (b)$9.506
 Ending AUV................................................. (a)$8.806     (a)$10.285       (a)$9.688        (a)$11.241
                                                             (b)$8.754     (b)$10.158       (b)$9.506        (b)$10.959
 Ending Number of AUs....................................... (a)157,882    (a)1,025,186     (a)2,542,152     (a)2,857,660
                                                             (b)28,050     (b)100,608       (b)119,281       (b)118,767

-------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.835     (a)$8.697        (a)$9.535        (a)$9.210
                                                             (b)$6.833     (b)$8.645        (b)$9.417        (b)$9.037
 Ending AUV................................................. (a)$8.697     (a)$9.535        (a)$9.210        (a)$10.651
                                                             (b)$8.645     (b)$9.417        (b)$9.037        (b)$10.383
 Ending Number of AUs....................................... (a)53,285     (a)525,164       (a)1,586,603     (a)1,910,263
                                                             (b)19,758     (b)76,473        (b)106,740       (b)110,346

-------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)$10.000
                                                             (b)N/A        (b)N/A           (b)N/A           (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)$10.062
                                                             (b)N/A        (b)N/A           (b)N/A           (b)$10.037
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)210,471
                                                             (b)N/A        (b)N/A           (b)N/A           (b)10

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.015     (a)$9.129        (a)$9.820        (a)$9.541
                                                             (b)$7.014     (b)$9.043        (b)$9.611        (b)$9.277
 Ending AUV................................................. (a)$9.129     (a)$9.820        (a)$9.541        (a)$10.702
                                                             (b)$9.043     (b)$9.611        (b)$9.277        (b)$10.339
 Ending Number of AUs....................................... (a)248        (a)646           (a)6,641         (a)14,911
                                                             (b)15         (b)15            (b)11,195        (b)15,974

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129        (a)$10.810       (a)$10.071
                                                             (b)$7.005     (b)$9.016        (b)$10.607       (b)$9.818
 Ending AUV................................................. (a)$9.129     (a)$10.810       (a)$10.071       (a)$10.686
                                                             (b)$9.016     (b)$10.607       (b)$9.818        (b)$10.350
 Ending Number of AUs....................................... (a)5,859      (a)38,025        (a)89,024        (a)133,647
                                                             (b)4,057      (b)10,626        (b)23,249        (b)53,118

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245    (a)$10.152       (a)$9.972        (a)$9.792
                                                             (b)$10.243    (b)$10.044       (b)$9.795        (b)$9.556
 Ending AUV................................................. (a)$10.152    (a)$9.972        (a)$9.792        (a)$9.617
                                                             (b)$10.044    (b)$9.795        (b)$9.556        (b)$9.325
 Ending Number of AUs....................................... (a)9,286      (a)474,885       (a)935,815       (a)1,359,794
                                                             (b)336        (b)13,392        (b)50,029        (b)38,215

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.241       (a)$14.397       (a)$15.375        (a)$16.169
                                                             (b)$10.959       (b)$13.945       (b)$14.796        (b)$15.459
 Ending AUV................................................. (a)$14.397       (a)$15.375       (a)$16.169        (a)$17.425
                                                             (b)$13.945       (b)$14.796       (b)$15.459        (b)$16.553
 Ending Number of AUs....................................... (a)2,782,317     (a)2,814,911     (a)2,716,896      (a)2,621,593
                                                             (b)117,577       (b)111,623       (b)97,410         (b)91,445

-------------------------------------------------------------
SA AMERICAN FUNDS GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.651       (a)$13.994       (a)$15.233        (a)$15.212
                                                             (b)$10.383       (b)$13.554       (b)$14.659        (b)$14.543
 Ending AUV................................................. (a)$13.994       (a)$15.233       (a)$15.212        (a)$16.699
                                                             (b)$13.554       (b)$14.659       (b)$14.543        (b)$15.862
 Ending Number of AUs....................................... (a)1,923,687     (a)2,076,204     (a)2,201,833      (a)2,175,897
                                                             (b)110,818       (b)96,165        (b)84,485         (b)79,908

-------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062       (a)$11.936       (a)$12.099        (a)$11.781
                                                             (b)$10.037       (b)$11.806       (b)$11.891        (b)$11.503
 Ending AUV................................................. (a)$11.936       (a)$12.099       (a)$11.781        (a)$12.443
                                                             (b)$11.806       (b)$11.891       (b)$11.503        (b)$12.071
 Ending Number of AUs....................................... (a)3,372,087     (a)8,753,196     (a)27,386,799     (a)48,296,906
                                                             (b)574           (b)599           (b)616            (b)22,860

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A            (a)$11.336
                                                             (b)N/A           (b)N/A           (b)N/A            (b)$11.072
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A            (a)254,516
                                                             (b)N/A           (b)N/A           (b)N/A            (b)0

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A            (a)$10.398
                                                             (b)N/A           (b)N/A           (b)N/A            (b)$10.335
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A            (a)24,320,807
                                                             (b)N/A           (b)N/A           (b)N/A            (b)8,280

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.702       (a)$13.621       (a)$14.564        (a)$15.139
                                                             (b)$10.339       (b)$13.074       (b)$13.888        (b)$14.344
 Ending AUV................................................. (a)$13.621       (a)$14.564       (a)$15.139        (a)$15.257
                                                             (b)$13.074       (b)$13.888       (b)$14.344        (b)$14.362
 Ending Number of AUs....................................... (a)22,256        (a)37,971        (a)84,234         (a)270,938
                                                             (b)15,494        (b)12,088        (b)11,704         (b)12,729

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686       (a)$13.246       (a)$16.282        (a)$17.648
                                                             (b)$10.350       (b)$12.746       (b)$15.566        (b)$16.763
 Ending AUV................................................. (a)$13.246       (a)$16.282       (a)$17.648        (a)$20.302
                                                             (b)$12.746       (b)$15.566       (b)$16.763        (b)$19.159
 Ending Number of AUs....................................... (a)158,135       (a)186,156       (a)232,415        (a)207,831
                                                             (b)80,879        (b)85,571        (b)96,262         (b)11,769

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617        (a)$9.445        (a)$9.274         (a)$9.112
                                                             (b)$9.325        (b)$9.099        (b)$8.876         (b)$8.664
 Ending AUV................................................. (a)$9.445        (a)$9.274        (a)$9.112         (a)$8.964
                                                             (b)$9.099        (b)$8.876        (b)$8.664         (b)$8.468
 Ending Number of AUs....................................... (a)1,852,907     (a)3,100,180     (a)4,318,851      (a)4,332,607
                                                             (b)30,271        (b)2,762         (b)13,693         (b)260

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.124     (a)$9.108        (a)$10.471       (a)$11.617
                                                             (b)$7.122     (b)$9.020        (b)$10.301       (b)$11.355
 Ending AUV................................................. (a)$9.108     (a)$10.471       (a)$11.617       (a)$13.019
                                                             (b)$9.020     (b)$10.301       (b)$11.355       (b)$12.643
 Ending Number of AUs....................................... (a)18         (a)138,384       (a)326,655       (a)447,149
                                                             (b)5,714      (b)6,910         (b)11,160        (b)11,950

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.501     (a)$10.300       (a)$11.546       (a)$11.474
                                                             (b)$8.499     (b)$10.167       (b)$11.283       (b)$11.139
 Ending AUV................................................. (a)$10.300    (a)$11.546       (a)$11.474       (a)$12.647
                                                             (b)$10.167    (b)$11.283       (b)$11.139       (b)$12.189
 Ending Number of AUs....................................... (a)4,406      (a)52,850        (a)120,753       (a)169,669
                                                             (b)12         (b)3,695         (b)5,905         (b)12

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.304    (a)$12.410       (a)$13.559       (a)$14.206
                                                             (b)$10.302    (b)$12.322       (b)$13.376       (b)$13.924
 Ending AUV................................................. (a)$12.410    (a)$13.559       (a)$14.206       (a)$15.585
                                                             (b)$12.322    (b)$13.376       (b)$13.924       (b)$15.175
 Ending Number of AUs....................................... (a)124,953    (a)1,272,683     (a)3,308,381     (a)4,265,515
                                                             (b)8,846      (b)26,846        (b)61,324        (b)68,923

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558        (a)$8.316
                                                             (b)$7.115     (b)$9.348        (b)$9.435        (b)$8.156
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316        (a)$9.792
                                                             (b)$9.348     (b)$9.435        (b)$8.156        (b)$9.542
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945     (a)7,198,139
                                                             (b)25,180     (b)81,005        (b)153,610       (b)148,257

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695     (a)$8.532        (a)$10.652       (a)$10.150
                                                             (b)$6.694     (b)$8.476        (b)$10.514       (b)$9.953
 Ending AUV................................................. (a)$8.532     (a)$10.652       (a)$10.150       (a)$11.779
                                                             (b)$8.476     (b)$10.514       (b)$9.953        (b)$11.476
 Ending Number of AUs....................................... (a)80,714     (a)839,190       (a)2,192,103     (a)2,398,013
                                                             (b)12,790     (b)36,913        (b)79,384        (b)75,981

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695       (a)$13.218
                                                             (b)$10.939    (b)$12.042       (b)$12.520       (b)$12.952
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218       (a)$13.520
                                                             (b)$12.042    (b)$12.520       (b)$12.952       (b)$13.162
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192     (a)2,000,928
                                                             (b)4,399      (b)16,433        (b)29,953        (b)36,742

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.903     (a)$9.524        (a)$11.659       (a)$11.208
                                                             (b)$7.902     (b)$9.464        (b)$11.511       (b)$10.993
 Ending AUV................................................. (a)$9.524     (a)$11.659       (a)$11.208       (a)$12.974
                                                             (b)$9.464     (b)$11.511       (b)$10.993       (b)$12.643
 Ending Number of AUs....................................... (a)75,611     (a)757,933       (a)1,988,550     (a)2,160,650
                                                             (b)11,490     (b)30,368        (b)55,361        (b)58,423

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.019       (a)$17.514       (a)$19.100        (a)$19.195
                                                             (b)$12.643       (b)$16.898       (b)$18.308        (b)$18.280
 Ending AUV................................................. (a)$17.514       (a)$19.100       (a)$19.195        (a)$22.289
                                                             (b)$16.898       (b)$18.308       (b)$18.280        (b)$21.090
 Ending Number of AUs....................................... (a)656,090       (a)911,674       (a)782,747        (a)966,222
                                                             (b)16,005        (b)17,146        (b)19,297         (b)19,684

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.647       (a)$14.681       (a)$15.533        (a)$15.031
                                                             (b)$12.189       (b)$14.035       (b)$14.754        (b)$14.184
 Ending AUV................................................. (a)$14.681       (a)$15.533       (a)$15.031        (a)$16.395
                                                             (b)14.035        (b)$14.754       (b)$14.184        (b)$15.371
 Ending Number of AUs....................................... (a)201,136       (a)226,271       (a)197,245        (a)291,255
                                                             (b)0             (b)0             (b)0              (b)528

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.585       (a)$15.560       (a)$16.210        (a)$15.766
                                                             (b)$15.175       (b)$15.054       (b)$15.581        (b)$15.056
 Ending AUV................................................. (a)$15.560       (a)$16.210       (a)$15.766        (a)$16.882
                                                             (b)$15.054       (b)$15.581       (b)$15.056        (b)$16.018
 Ending Number of AUs....................................... (a)5,233,488     (a)5,679,166     (a)6,184,756      (a)7,821,133
                                                             (b)68,285        (b)63,506        (b)59,440         (b)64,551

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792        (a)$11.898       (a)$10.925        (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508        (b)$9.802
 Ending AUV................................................. (a)$11.898       (a)$10.925       (a)$10.258        (a)$10.243
                                                             (b)$11.518       (b)$10.508       (b)$9.802         (b)$9.725
 Ending Number of AUs....................................... (a)6,884,711     (a)7,355,009     (a)7,371,084      (a)7,466,955
                                                             (b)131,137       (b)131,543       (b)127,717        (b)123,836

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779       (a)$15.702       (a)$15.463        (a)$14.091
                                                             (b)$11.476       (b)$15.199       (b)$14.871        (b)$13.463
 Ending AUV................................................. (a)$15.702       (a)$15.463       (a)$14.091        (a)$18.159
                                                             (b)$15.199       (b)$14.871       (b)$13.463        (b)$17.238
 Ending Number of AUs....................................... (a)2,115,967     (a)2,149,639     (a)2,207,061      (a)1,793,945
                                                             (b)65,347        (b)62,884        (b)62,390         (b)49,998

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520       (a)$12.841       (a)$12.601        (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109        (b)$11.505
 Ending AUV................................................. (a)$12.841       (a)$12.601       (a)$12.051        (a)$12.021
                                                             (b)$12.420       (b)$12.109       (b)$11.505        (b)$11.403
 Ending Number of AUs....................................... (a)2,663,215     (a)3,149,904     (a)3,345,147      (a)4,823,234
                                                             (b)35,118        (b)28,605        (b)27,102         (b)30,032

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.974       (a)$17.604       (a)$17.979        (a)$17.586
                                                             (b)$12.643       (b)$17.044       (b)$17.294        (b)$16.806
 Ending AUV................................................. (a)$17.604       (a)$17.979       (a)$17.586        (a)$17.994
                                                             (b)$17.044       (b)$17.294       (b)$16.806        (b)$17.086
 Ending Number of AUs....................................... (a)1,852,306     (a)1,759,394     (a)1,655,036      (a)1,578,866
                                                             (b)50,561        (b)46,950        (b)46,294         (b)41,120

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$11.021       (a)$11.776        (a)$11.360
                                                             (b)N/A           (b)$11.002       (b)$11.727        (b)$11.284
 Ending AUV................................................. (a)$11.021       (a)$11.776       (a)$11.360        (a)$12.318
                                                             (b)$11.002       (b)$11.727       (b)$11.284        (b)$12.205
 Ending Number of AUs....................................... (a)2,026,947     (a)7,639,621     (a)29,241,121     (a)43,185,278
                                                             (b)391,312       (b)1,257,088     (b)3,921,183      (b)6,323,788

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11          12/31/12
============================================================ ============= ================ ================ =================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329     (a)$9.322        (a)$10.776       (a)$10.458
                                                             (b)$7.327     (b)$9.266        (b)$10.642       (b)$10.261
 Ending AUV................................................. (a)$9.322     (a)$10.776       (a)$10.458       (a)$11.455
                                                             (b)$9.266     (b)$10.642       (b)$10.261       (b)$11.167
 Ending Number of AUs....................................... (a)71,724     (a)435,168       (a)990,175       (a)1,161,349
                                                             (b)4,546      (b)20,537        (b)24,196        (b)24,429

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.045     (a)$9.797        (a)$10.788       (a)$10.864
                                                             (b)$8.043     (b)$9.709        (b)$10.618       (b)$10.624
 Ending AUV................................................. (a)$9.797     (a)$10.788       (a)$10.864       (a)$12.101
                                                             (b)$9.709     (b)$10.618       (b)$10.624       (b)$11.756
 Ending Number of AUs....................................... (a)37,315     (a)123,657       (a)368,699       (a)455,685
                                                             (b)13         (b)7,564         (b)7,832         (b)24,835

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.141     (a)$12.204       (a)$14.241       (a)$10.364
                                                             (b)$8.140     (b)$12.134       (b)$14.067       (b)$10.171
 Ending AUV................................................. (a)$12.204    (a)$14.241       (a)$10.364       (a)$12.118
                                                             (b)$12.134    (b)$14.067       (b)$10.171       (b)$11.815
 Ending Number of AUs....................................... (a)31,966     (a)303,938       (a)930,884       (a)1,025,123
                                                             (b)13,086     (b)35,159        (b)52,060        (b)50,321

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.524     (a)$8.224        (a)$9.027        (a)$9.630
                                                             (b)$6.523     (b)$8.107        (b)$8.799        (b)$9.325
 Ending AUV................................................. (a)$8.224     (a)$9.027        (a)$9.630        (a)$10.785
                                                             (b)$8.107     (b)$8.799        (b)$9.325        (b)$10.376
 Ending Number of AUs....................................... (a)3,497      (a)21,556        (a)935,333       (a)1,565,901
                                                             (b)15         (b)6,034         (b)81,739        (b)83,888

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733        (a)$8.588
                                                             (b)$6.551     (b)$8.585        (b)$9.603        (b)$8.418
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588        (a)$9.884
                                                             (b)$8.585     (b)$9.603        (b)$8.418        (b)$9.626
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316       (a)389,259
                                                             (b)5,367      (b)8,189         (b)7,262         (b)13,295

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813       (a)$13.419
                                                             (b)$11.459    (b)$12.160       (b)$12.650       (b)$13.162
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419       (a)$14.174
                                                             (b)$12.160    (b)$12.650       (b)$13.162       (b)$13.812
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732     (a)10,040,797
                                                             (b)22,780     (b)86,532        (b)151,306       (b)166,406

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.746     (a)$9.819        (a)$12.129       (a)$11.234
                                                             (b)$7.744     (b)$9.734        (b)$11.947       (b)$10.994
 Ending AUV................................................. (a)$9.819     (a)$12.129       (a)$11.234       (a)$12.837
                                                             (b)$9.734     (b)$11.947       (b)$10.994       (b)$12.481
 Ending Number of AUs....................................... (a)5,842      (a)276,314       (a)794,854       (a)914,784
                                                             (b)78         (b)7,990         (b)26,110        (b)30,856

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957        (a)$9.390
                                                             (b)$6.870     (b)$8.967        (b)$9.840        (b)$9.219
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390        (a)$10.421
                                                             (b)$8.967     (b)$9.840        (b)$9.219        (b)$10.164
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288     (a)3,767,639
                                                             (b)13,480     (b)68,361        (b)158,020       (b)146,789

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455        (a)$15.194        (a)$16.640
                                                             (b)$11.167        (b)$14.715        (b)$16.012
 Ending AUV................................................. (a)$15.194        (a)$16.640        (a)$16.429
                                                             (b)$14.715        (b)$16.012        (b)$15.706
 Ending Number of AUs....................................... (a)1,130,334      (a)1,150,094      (a)1,130,864
                                                             (b)22,399         (b)20,342         (b)18,759

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.101        (a)$14.237        (a)$15.622
                                                             (b)$11.756        (b)$13.742        (b)$14.982
 Ending AUV................................................. (a)$14.237        (a)$15.622        (a)$15.386
                                                             (b)$13.742        (b)$14.982        (b)$14.660
 Ending Number of AUs....................................... (a)590,120        (a)764,308        (a)706,415
                                                             (b)17,428         (b)20,325         (b)17,514

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.118        (a)$11.528        (a)$10.682
                                                             (b)$11.815        (b)$11.167        (b)$10.281
 Ending AUV................................................. (a)$11.528        (a)$10.682        (a)$9.016
                                                             (b)$11.167        (b)$10.281        (b)$8.621
 Ending Number of AUs....................................... (a)1,301,734      (a)1,439,482      (a)1,652,245
                                                             (b)50,226         (b)33,902         (b)35,812

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.785        (a)$13.992        (a)$15.720
                                                             (b)$10.376        (b)$13.374        (b)$14.929
 Ending AUV................................................. (a)$13.992        (a)$15.720        (a)$15.142
                                                             (b)$13.374        (b)$14.929        (b)$14.286
 Ending Number of AUs....................................... (a)1,598,208      (a)1,696,957      (a)1,795,169
                                                             (b)81,851         (b)76,808         (b)77,838

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.884         (a)$12.282        (a)$12.600
                                                             (b)$9.626         (b)$11.884        (b)$12.113
 Ending AUV................................................. (a)$12.282        (a)$12.600        (a)$12.254
                                                             (b)$11.884        (b)$12.113        (b)$11.704
 Ending Number of AUs....................................... (a)369,665        (a)371,152        (a)370,140
                                                             (b)13,294         (b)13,735         (b)14,273

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.812        (b)$13.028        (b)$13.357
 Ending AUV................................................. (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$13.028        (b)$13.357        (b)$13.051
 Ending Number of AUs....................................... (a)12,131,112     (a)12,229,008     (a)12,010,944
                                                             (b)168,358        (b)150,008        (b)137,266

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.837        (a)$18.002        (a)$19.722
                                                             (b)$12.481        (b)$17.390        (b)$18.928
 Ending AUV................................................. (a)$18.002        (a)$19.722        (a)$19.998
                                                             (b)$17.390        (b)$18.928        (b)$19.069
 Ending Number of AUs....................................... (a)818,878        (a)794,138        (a)789,654
                                                             (b)28,370         (b)24,494         (b)25,876

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$10.164        (b)$13.293        (b)$13.880
 Ending AUV................................................. (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$13.293        (b)$13.880        (b)$13.757
 Ending Number of AUs....................................... (a)3,483,999      (a)3,569,624      (a)3,341,852
                                                             (b)134,336        (b)128,177        (b)116,489

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.429
                                                             (b)$15.706
 Ending AUV................................................. (a)$15.942
                                                             (b)$15.142
 Ending Number of AUs....................................... (a)1,163,610
                                                             (b)18,413

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.386
                                                             (b)$14.660
 Ending AUV................................................. (a)$16.236
                                                             (b)$15.369
 Ending Number of AUs....................................... (a)898,388
                                                             (b)16,782

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.016
                                                             (b)$8.621
 Ending AUV................................................. (a)$9.828
                                                             (b)$9.337
 Ending Number of AUs....................................... (a)1,633,525
                                                             (b)35,551

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.142
                                                             (b)$14.286
 Ending AUV................................................. (a)$17.228
                                                             (b)$16.150
 Ending Number of AUs....................................... (a)2,012,041
                                                             (b)79,107

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.254
                                                             (b)$11.704
 Ending AUV................................................. (a)$12.749
                                                             (b)$12.098
 Ending Number of AUs....................................... (a)329,532
                                                             (b)4,739

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.656
                                                             (b)$13.051
 Ending AUV................................................. (a)$13.900
                                                             (b)$13.198
 Ending Number of AUs....................................... (a)13,544,751
                                                             (b)134,672

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.998
                                                             (b)$19.069
 Ending AUV................................................. (a)$19.731
                                                             (b)$18.692
 Ending Number of AUs....................................... (a)790,154
                                                             (b)23,661

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.380
                                                             (b)$13.757
 Ending AUV................................................. (a)$16.226
                                                             (b)$15.422
 Ending Number of AUs....................................... (a)3,146,791
                                                             (b)110,075

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.571     (a)$9.632        (a)$10.670       (a)$9.919
                                                             (b)$7.569     (b)$9.567        (b)$10.530       (b)$9.725
 Ending AUV................................................. (a)$9.632     (a)$10.670       (a)$9.919        (a)$10.897
                                                             (b)$9.567     (b)$10.530       (b)$9.725        (b)$10.615
 Ending Number of AUs....................................... (a)46,647     (a)482,161       (a)1,097,615     (a)1,201,482
                                                             (b)3,229      (b)12,510        (b)28,190        (b)29,251

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651     (a)$9.724        (a)$10.646       (a)$10.282
                                                             (b)$7.649     (b)$9.662        (b)$10.509       (b)$10.084
 Ending AUV................................................. (a)$9.724     (a)$10.646       (a)$10.282       (a)$12.063
                                                             (b)$9.662     (b)$10.509       (b)$10.084       (b)$11.754
 Ending Number of AUs....................................... (a)121,683    (a)1,199,632     (a)3,146,945     (a)3,519,261
                                                             (b)15,762     (b)43,335        (b)85,071        (b)91,320

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652       (a)$11.913       (a)$12.464
                                                             (b)$7.959     (b)$10.526       (b)$11.695       (b)$12.157
 Ending AUV................................................. (a)$10.652    (a)$11.913       (a)$12.464       (a)$13.927
                                                             (b)$10.526    (b)$11.695       (b)$12.157       (b)$13.495
 Ending Number of AUs....................................... (a)4,210      (a)38,992        (a)146,265       (a)206,307
                                                             (b)1,245      (b)4,877         (b)7,038         (b)7,021

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244     (a)$9.757        (a)$10.571       (a)$10.609
                                                             (b)$8.242     (b)$9.689        (b)$10.431       (b)$10.401
 Ending AUV................................................. (a)$9.757     (a)$10.571       (a)$10.609       (a)$11.628
                                                             (b)$9.689     (b)$10.431       (b)$10.401       (b)$11.326
 Ending Number of AUs....................................... (a)60,177     (a)270,635       (a)579,499       (a)846,980
                                                             (b)329        (b)14,767        (b)14,256        (b)14,914

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.886     (a)$9.406        (a)$10.047       (a)$8.448
                                                             (b)$6.885     (b)$9.343        (b)$9.916        (b)$8.283
 Ending AUV................................................. (a)$9.406     (a)$10.047       (a)$8.448        (a)$9.761
                                                             (b)$9.343     (b)$9.916        (b)$8.283        (b)$9.509
 Ending Number of AUs....................................... (a)17,684     (a)102,127       (a)307,919       (a)352,763
                                                             (b)7,376      (b)14,919        (b)24,228        (b)15,921

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794     (a)$8.476        (a)$9.777        (a)$9.616
                                                             (b)$6.792     (b)$8.377        (b)$9.532        (b)$9.311
 Ending AUV................................................. (a)$8.476     (a)$9.777        (a)$9.616        (a)$11.063
                                                             (b)$8.377     (b)$9.532        (b)$9.311        (b)$10.643
 Ending Number of AUs....................................... (a)0          (a)38,688        (a)61,323        (a)120,892
                                                             (b)15         (b)15            (b)1,992         (b)3,470

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.581     (a)$9.718        (a)$10.965       (a)$11.259
                                                             (b)$7.579     (b)$9.641        (b)$10.808       (b)$11.025
 Ending AUV................................................. (a)$9.718     (a)$10.965       (a)$11.259       (a)$12.968
                                                             (b)$9.641     (b)$10.808       (b)$11.025       (b)$12.617
 Ending Number of AUs....................................... (a)98,970     (a)281,348       (a)838,118       (a)1,184,126
                                                             (b)11,266     (b)11,494        (b)49,924        (b)64,566

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.897       (a)$14.374       (a)$15.840        (a)$16.281
                                                             (b)$10.615       (b)$13.912       (b)$15.232        (b)$15.554
 Ending AUV................................................. (a)$14.374       (a)$15.840       (a)$16.281        (a)$17.049
                                                             (b)$13.912       (b)$15.232       (b)$15.554        (b)$16.182
 Ending Number of AUs....................................... (a)1,068,895     (a)1,116,792     (a)1,182,587      (a)1,283,238
                                                             (b)28,095        (b)27,168        (b)33,826         (b)32,308

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063       (a)$15.657       (a)$17.093        (a)$16.867
                                                             (b)$11.754       (b)$15.158       (b)$16.441        (b)$16.118
 Ending AUV................................................. (a)$15.657       (a)$17.093       (a)$16.867        (a)$18.042
                                                             (b)$15.158       (b)$16.441       (b)$16.118        (b)$17.130
 Ending Number of AUs....................................... (a)3,314,558     (a)3,233,358     (a)3,139,186      (a)3,202,438
                                                             (b)84,775        (b)80,193        (b)75,532         (b)68,980

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927       (a)$16.452       (a)$18.222        (a)$15.782
                                                             (b)$13.495       (b)$15.840       (b)$17.430        (b)$14.999
 Ending AUV................................................. (a)$16.452       (a)$18.222       (a)$15.782        (a)$17.182
                                                             (b)$15.840       (b)$17.430       (b)$14.999        (b)$16.224
 Ending Number of AUs....................................... (a)224,523       (a)255,987       (a)226,466        (a)254,405
                                                             (b)6,162         (b)3,291         (b)3,329          (b)3,246

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628       (a)$13.626       (a)$14.550        (a)$14.260
                                                             (b)$11.326       (b)$13.186       (b)$13.989        (b)$13.622
 Ending AUV................................................. (a)$13.626       (a)$14.550       (a)$14.260        (a)$15.315
                                                             (b)$13.186       (b)$13.989       (b)$13.622        (b)$14.535
 Ending Number of AUs....................................... (a)947,314       (a)929,630       (a)973,363        (a)1,140,462
                                                             (b)17,944        (b)17,389        (b)17,154         (b)18,088

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.761        (a)$11.594       (a)$10.450        (a)$10.317
                                                             (b)$9.509        (b)$11.221       (b)$10.049        (b)$9.857
 Ending AUV................................................. (a)$11.594       (a)$10.450       (a)$10.317        (a)$9.960
                                                             (b)$11.221       (b)$10.049       (b)$9.857         (b)$9.454
 Ending Number of AUs....................................... (a)442,563       (a)516,141       (a)607,756        (a)926,596
                                                             (b)16,759        (b)16,891        (b)27,368         (b)29,326

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.063       (a)$14.295       (a)$15.545        (a)$15.765
                                                             (b)$10.643       (b)$13.664       (b)$14.762        (b)$14.874
 Ending AUV................................................. (a)$14.295       (a)$15.545       (a)$15.765        (a)$17.333
                                                             (b)$13.664       (b)$14.762       (b)$14.874        (b)$16.248
 Ending Number of AUs....................................... (a)238,392       (a)459,499       (a)453,200        (a)645,937
                                                             (b)5,351         (b)5,450         (b)2,963          (b)4,500

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$10.834       (a)$11.360        (a)$10.784
                                                             (b)N/A           (b)$10.816       (b)$11.313        (b)$10.713
 Ending AUV................................................. (a)$10.834       (a)$11.360       (a)$10.784        (a)$11.367
                                                             (b)$10.816       (b)$11.313       (b)$10.713        (b)$11.263
 Ending Number of AUs....................................... (a)1,951,123     (a)7,479,917     (a)23,955,465     (a)45,985,519
                                                             (b)374,826       (b)1,218,615     (b)3,060,178      (b)5,537,798

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.968       (a)$13.779       (a)$13.682        (a)$12.893
                                                             (b)$12.617       (b)$13.320       (b)$13.140        (b)$12.302
 Ending AUV................................................. (a)$13.779       (a)$13.682       (a)$12.893        (a)$15.012
                                                             (b)$13.320       (b)$13.140       (b)$12.302        (b)$14.232
 Ending Number of AUs....................................... (a)1,632,566     (a)1,351,233     (a)1,343,411      (a)1,650,410
                                                             (b)68,088        (b)51,820        (b)49,173         (b)57,684

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR
                                                               INCEPTION         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10
============================================================ ============= ================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED
GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST
Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.753     (a)$7.837
                                                             (b)$5.752     (b)$7.762
 Ending AUV................................................. (a)$7.837     (a)$8.264
                                                             (b)$7.762     (b)$8.119
 Ending Number of AUs....................................... (a)4,745      (a)49,345
                                                             (b)18         (b)6,540

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808     (a)$6.600
                                                             (b)$4.807     (b)$6.557
 Ending AUV................................................. (a)$6.600     (a)$7.792
                                                             (b)$6.557     (b)$7.690
 Ending Number of AUs....................................... (a)142,110    (a)1,094,253
                                                             (b)12,100     (b)35,629

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.034     (a)$10.786
                                                             (b)$8.032     (b)$10.714
 Ending AUV................................................. (a)$10.786    (a)$13.034
                                                             (b)$10.714    (b)$12.863
 Ending Number of AUs....................................... (a)84,681     (a)675,909
                                                             (b)10,414     (b)28,500

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/11          12/31/12          12/31/13
============================================================ ================ ================= ==================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.264        (a)$7.015         (a)$8.377
                                                             (b)$8.119        (b)$6.847         (b)$8.124
 Ending AUV................................................. (a)$7.015        (a)$8.377         (a)$10.067
                                                             (b)$6.847        (b)$8.124         (b)$9.699
 Ending Number of AUs....................................... (a)143,474       (a)168,637        (a)178,181
                                                             (b)19,292        (b)18,316         (b)22,845

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.792        (a)$8.297         (a)$9.577
                                                             (b)$7.690        (b)$8.136         (b)$9.330
 Ending AUV................................................. (a)$8.297        (a)$9.577         (a)$9.234
                                                             (b)$8.136        (b)$9.330         (b)$8.937
 Ending Number of AUs....................................... (a)2,567,462     (a)2,922,638      (a)3,398,487
                                                             (b)77,331        (b)81,702         (b)83,703

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.540
                                                             (b)N/A           (b)$9.999         (b)$10.416
 Ending AUV................................................. (a)N/A           (a)$10.540        (a)$12.187
                                                             (b)N/A           (b)$10.416        (b)$11.942
 Ending Number of AUs....................................... (a)N/A           (a)60,745,450     (a)150,632,803
                                                             (b)N/A           (b)10             (b)30,376

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.426
                                                             (b)N/A           (b)$9.999         (b)$10.366
 Ending AUV................................................. (a)N/A           (a)$10.426        (a)$12.098
                                                             (b)N/A           (b)$10.366        (b)$11.929
 Ending Number of AUs....................................... (a)N/A           (a)7,520,197      (a)67,261,976
                                                             (b)N/A           (b)10             (b)27,017

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.034       (a)$11.929        (a)$14.552
                                                             (b)$12.863       (b)$11.696        (b)$14.176
 Ending AUV................................................. (a)$11.929       (a)$14.552        (a)$19.461
                                                             (b)$11.696       (b)$14.176        (b)$18.836
 Ending Number of AUs....................................... (a)2,107,734     (a)2,326,552      (a)2,176,009
                                                             (b)57,042        (b)58,085         (b)55,839

-------------------------------------------------------------



                                                                 FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                                    ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/14           12/31/15           12/31/16
============================================================ ================== ================== =================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.242
                                                             (b)N/A             (b)N/A             (b)$10.242
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)20,786
                                                             (b)N/A             (b)N/A             (b)20,786

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.067         (a)$8.975          (a)$8.695
                                                             (b)$9.699          (b)$8.591          (b)$8.270
 Ending AUV................................................. (a)$8.975          (a)$8.695          (a)$8.691
                                                             (b)$8.591          (b)$8.270          (b)$8.212
 Ending Number of AUs....................................... (a)219,434         (a)232,260         (a)256,660
                                                             (b)21,553          (b)23,351          (b)19,344

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.234          (a)$11.799         (a)$11.829
                                                             (b)$8.937          (b)$11.346         (b)$11.302
 Ending AUV................................................. (a)$11.799         (a)$11.829         (a)$12.653
                                                             (b)$11.346         (b)$11.302         (b)$12.010
 Ending Number of AUs....................................... (a)2,749,234       (a)2,481,903       (a)2,347,510
                                                             (b)68,993          (b)63,209          (b)56,278

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.844
                                                             (b)N/A             (b)N/A             (b)$10.778
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)18,670,177
                                                             (b)N/A             (b)N/A             (b)360

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.588
                                                             (b)N/A             (b)N/A             (b)$10.524
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)29,433,669
                                                             (b)N/A             (b)N/A             (b)45,183

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.187         (a)$12.550         (a)$11.749
                                                             (b)$11.942         (b)$12.217         (b)$11.363
 Ending AUV................................................. (a)$12.550         (a)$11.749         (a)$12.121
                                                             (b)$12.217         (b)$11.363         (b)$11.647
 Ending Number of AUs....................................... (a)233,894,260     (a)304,891,251     (a)304,103,829
                                                             (b)27,225          (b)26,074          (b)54,203

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$12.098         (a)$12.456         (a)$11.629
                                                             (b)$11.929         (b)$12.202         (b)$11.318
 Ending AUV................................................. (a)$12.456         (a)$11.629         (a)$12.070
                                                             (b)$12.202         (b)$11.318         (b)$11.672
 Ending Number of AUs....................................... (a)144,266,337     (a)207,746,225     (a)208,564,575
                                                             (b)25,843          (b)24,759          (b)25,354

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.461         (a)$22.083         (a)$23.642
                                                             (b)$18.836         (b)$21.236         (b)$22.587
 Ending AUV................................................. (a)$22.083         (a)$23.642         (a)$23.741
                                                             (b)$21.236         (b)$22.587         (b)$22.535
 Ending Number of AUs....................................... (a)2,165,172       (a)2,181,302       (a)2,221,361
                                                             (b)51,635          (b)48,019          (b)45,431

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882    (a)$11.134       (a)$11.510       (a)$12.136
                                                             (b)$10.880    (b)$11.057       (b)$11.356       (b)$11.896
 Ending AUV................................................. (a)$11.134    (a)$11.510       (a)$12.136       (a)$12.403
                                                             (b)$11.057    (b)$11.356       (b)$11.896       (b)$12.078
 Ending Number of AUs....................................... (a)151,610    (a)1,160,352     (a)2,843,327     (a)3,994,521
                                                             (b)8,234      (b)31,403        (b)62,574        (b)72,535

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141     (a)$9.388        (a)$10.550       (a)$9.739
                                                             (b)$7.139     (b)$9.288        (b)$10.322       (b)$9.463
 Ending AUV................................................. (a)$9.388     (a)$10.550       (a)$9.739        (a)$10.928
                                                             (b)$9.288     (b)$10.322       (b)$9.463        (b)$10.550
 Ending Number of AUs....................................... (a)5,124      (a)28,582        (a)128,428       (a)178,562
                                                             (b)14         (b)1,859         (b)1,904         (b)1,802

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.802     (a)$11.090       (a)$12.688       (a)$9.961
                                                             (b)$7.800     (b)$10.996       (b)$12.499       (b)$9.750
 Ending AUV................................................. (a)$11.090    (a)$12.688       (a)$9.961        (a)$10.153
                                                             (b)$10.996    (b)$12.499       (b)$9.750        (b)$9.873
 Ending Number of AUs....................................... (a)26,691     (a)167,506       (a)494,167       (a)638,297
                                                             (b)16,403     (b)101,257       (b)119,185       (b)116,277

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$11.305       (a)$11.425       (a)$11.955
                                                             (b)N/A        (b)$11.077       (b)$11.128       (b)$11.569
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.955       (a)$12.248
                                                             (b)N/A        (b)$11.128       (b)$11.569       (b)$11.775
 Ending Number of AUs....................................... (a)N/A        (a)1,372,938     (a)3,797,293     (a)5,055,051
                                                             (b)N/A        (b)20,124        (b)62,356        (b)74,664

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.307     (a)$7.064        (a)$8.428        (a)$8.134
                                                             (b)$5.306     (b)$7.017        (b)$8.316        (b)$7.974
 Ending AUV................................................. (a)$7.064     (a)$8.428        (a)$8.134        (a)$9.308
                                                             (b)$7.017     (b)$8.316        (b)$7.974        (b)$9.052
 Ending Number of Aus....................................... (a)8,651      (a)67,576        (a)211,903       (a)286,201
                                                             (b)5,560      (b)7,075         (b)7,075         (b)3,395

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497       (a)$9.769
                                                             (b)$7.064     (b)$9.014        (b)$10.279       (b)$9.516
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769        (a)$11.173
                                                             (b)$9.014     (b)$10.279       (b)$9.516        (b)$10.865
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703        (a)143,927
                                                             (b)14         (b)14            (b)126           (b)5,586

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                             (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending AUV................................................. (a)$11.957       (a)$12.382       (a)$12.258       (a)$12.247
                                                             (b)$11.569       (b)$11.903       (b)$11.706       (b)$11.620
 Ending Number of AUs....................................... (a)4,815,432     (a)5,226,026     (a)6,360,922     (a)8,165,155
                                                             (b)73,994        (b)69,125        (b)63,850        (b)59,591

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.928       (a)$14.546       (a)$15.930       (a)$15.176
                                                             (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending AUV................................................. (a)$14.546       (a)$15.390       (a)$15.176       (a)$16.049
                                                             (b)$13.953       (b)$14.666       (b)$14.369       (b)$15.097
 Ending Number of AUs....................................... (a)169,493       (a)178,917       (a)201,341       (a)177,469
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.848
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.848
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)31,400
                                                             (b)N/A           (b)N/A           (b)N/A           (b)31,400

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                             (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending AUV................................................. (a)$10.578       (a)$8.485        (a)$6.567        (a)$8.404
                                                             (b)$10.219       (b)$8.145        (b)$6.263        (b)$7.962
 Ending Number of AUs....................................... (a)657,268       (a)783,549       (a)925,677       (a)843,465
                                                             (b)66,929        (b)61,684        (b)36,474        (b)37,094

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248       (a)$11.456       (a)$11.493       (a)$11.191
                                                             (b)$11.775       (b)$10.943       (b)$10.907       (b)$10.551
 Ending AUV................................................. (a)$11.456       (a)$11.493       (a)$11.191       (a)$11.455
                                                             (b)$10.943       (b)$10.907       (b)$10.551       (b)$10.731
 Ending Number of AUs....................................... (a)6,324,907     (a)6,739,581     (a)6,951,102     (a)7,733,213
                                                             (b)83,036        (b)86,896        (b)81,731        (b)73,721

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.308        (a)$13.101       (a)$12.970       (a)$12.620
                                                             (b)$9.052        (b)$12.658       (b)$12.451       (b)$12.036
 Ending AUV................................................. (a)$13.101       (a)$12.970       (a)$12.620       (a)$13.343
                                                             (b)$12.658       (b)$12.451       (b)$12.036       (b)$12.643
 Ending Number of Aus....................................... (a)263,943       (a)294,999       (a)378,586       (a)345,908
                                                             (b)3,383         (b)3,383         (b)3,383         (b)3,383

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending AUV................................................. (a)$15.080       (a)$15.975       (a)$15.970       (a)$15.881
                                                             (b)$14.569       (b)$15.334       (b)$15.229       (b)$15.046
 Ending Number of AUs....................................... (a)99,522        (a)126,374       (a)116,174       (a)125,223
                                                             (b)1,499         (b)689           (b)688           (b)688

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275     (a)$9.014
                                                             (b)$6.604      (b)$8.498     (b)$9.224     (b)$8.942
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014     (a)$10.261
                                                             (b)$8.498      (b)$9.224     (b)$8.942     (b)$10.155
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006      (a)11,239
                                                             (b)0           (b)3,149      (b)6,584      (b)6,290

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514    (a)$10.625
                                                             (b)$7.301      (b)$9.431     (b)$10.462    (b)$10.547
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625    (a)$11.815
                                                             (b)$9.431      (b)$10.462    (b)$10.547    (b)$11.698
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629     (a)111,503
                                                             (b)1,796       (b)11,085     (b)38,412     (b)41,347

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.461      (a)$10.054    (a)$11.863    (a)$10.961
                                                             (b)$7.463      (b)$10.027    (b)$11.803    (b)$10.879
 Ending AUV................................................. (a)$10.054     (a)$11.863    (a)$10.961    (a)$12.269
                                                             (b)$10.027     (b)$11.803    (b)$10.879    (b)$12.147
 Ending Number of AUs....................................... (a)14          (a)14         (a)0          (a)0
                                                             (b)0           (b)0          (b)2,239      (b)2,190

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.362      (a)$8.362     (a)$9.549     (a)$9.227
                                                             (b)$6.359      (b)$8.342     (b)$9.502     (b)$9.158
 Ending AUV................................................. (a)$8.362      (a)$9.549     (a)$9.227     (a)$10.832
                                                             (b)$8.342      (b)$9.502     (b)$9.158     (b)$10.724
 Ending Number of AUs....................................... (a)4,838       (a)45,158     (a)160,552    (a)186,970
                                                             (b)2,838       (b)26,972     (b)83,405     (b)99,029

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.868      (a)$8.977     (a)$9.941     (a)$9.590
                                                             (b)$6.867      (b)$8.957     (b)$9.893     (b)$9.521
 Ending AUV................................................. (a)$8.977      (a)$9.941     (a)$9.590     (a)$10.824
                                                             (b)$8.957      (b)$9.893     (b)$9.521     (b)$10.719
 Ending Number of AUs....................................... (a)5,552       (a)55,306     (a)202,016    (a)244,560
                                                             (b)3,311       (b)31,257     (b)102,677    (b)127,484

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.314      (a)$7.910     (a)$9.167     (a)$8.498
                                                             (b)$6.316      (b)$7.899     (b)$9.131     (b)$8.444
 Ending AUV................................................. (a)$7.910      (a)$9.167     (a)$8.498     (a)$9.402
                                                             (b)$7.899      (b)$9.131     (b)$8.444     (b)$9.318
 Ending Number of AUs....................................... (a)2,201       (a)27,846     (a)91,851     (a)113,289
                                                             (b)1,252       (b)11,987     (b)44,469     (b)62,992

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466      (a)$9.759     (a)$10.592    (a)$10.189
                                                             (b)$7.462      (b)$9.711     (b)$10.513    (b)$10.088
 Ending AUV................................................. (a)$9.759      (a)$10.592    (a)$10.189    (a)$11.698
                                                             (b)$9.711      (b)$10.513    (b)$10.088    (b)$11.552
 Ending Number of AUs....................................... (a)14          (a)1,443      (a)3,570      (a)12,501
                                                             (b)0           (b)0          (b)3,349      (b)4,492

-------------------------------------------------------------



                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13        12/31/14        12/31/15       12/31/16
============================================================ =============== =============== =============== ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261      (a)$12.538      (a)$12.728      (a)$11.783
                                                             (b)$10.155      (b)$12.376      (b)$12.533      (b)$11.574
 Ending AUV................................................. (a)$12.538      (a)$12.728      (a)$11.783      (a)$13.165
                                                             (b)$12.376      (b)$12.533      (b)$11.574      (b)$12.898
 Ending Number of AUs....................................... (a)16,213       (a)24,348       (a)29,195       (a)26,214
                                                             (b)5,697        (b)12,812       (b)18,908       (b)21,736

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815      (a)$13.289      (a)$13.723      (a)$12.590
                                                             (b)$11.698      (b)$13.125      (b)$13.520      (b)$12.373
 Ending AUV................................................. (a)$13.289      (a)$13.723      (a)$12.590      (a)$14.171
                                                             (b)$13.125      (b)$13.520      (b)$12.373      (b)$13.892
 Ending Number of AUs....................................... (a)166,029      (a)264,636      (a)281,435      (a)273,332
                                                             (b)51,191       (b)68,173       (b)97,441       (b)115,234

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)N/A          (a)$9.917
                                                             (b)N/A          (b)N/A          (b)N/A          (b)$9.901
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)N/A          (a)49,630
                                                             (b)N/A          (b)N/A          (b)N/A          (b)6,421

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.269      (a)$13.637      (a)$18.078      (a)$18.692
                                                             (b)$12.147      (b)$16.721      (b)$17.809      (b)$18.368
 Ending AUV................................................. (a)$13.637      (a)$18.078      (a)$18.692      (a)$18.451
                                                             (b)$16.721      (b)$17.809      (b)$18.368      (b)$18.451
 Ending Number of AUs....................................... (a)0            (a)0            (a)2,528        (a)1,690
                                                             (b)1,903        (b)1,962        (b)1,728        (b)1,690

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.832      (a)$14.505      (a)$15.620      (a)$14.464
                                                             (b)$10.724      (b)$14.325      (b)$15.388      (b)$14.213
 Ending AUV................................................. (a)$14.505      (a)$15.620      (a)$14.464      (a)$16.703
                                                             (b)$14.325      (b)$15.388      (b)$14.213      (b)$16.372
 Ending Number of AUs....................................... (a)173,621      (a)173,551      (a)182,981      (a)193,826
                                                             (b)87,782       (b)99,864       (b)109,828      (b)109,749

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.824      (a)$14.294      (a)$15.515      (a)$14.807
                                                             (b)$10.719      (b)$14.120      (b)$15.288      (b)$14.554
 Ending AUV................................................. (a)$14.294      (a)$15.515      (a)$14.807      (a)$17.456
                                                             (b)$14.120      (b)$15.288      (b)$14.554      (b)$17.115
 Ending Number of AUs....................................... (a)225,904      (a)219,653      (a)222,819      (a)232,899
                                                             (b)129,823      (b)128,717      (b)141,446      (b)140,702

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.402       (a)$12.613      (a)$13.403      (a)$12.851
                                                             (b)$9.318       (b)$12.470      (b)$13.218      (b)$12.642
 Ending AUV................................................. (a)$12.613      (a)$13.403      (a)$12.851      (a)$14.857
                                                             (b)$12.470      (b)$13.218      (b)$12.642      (b)$14.578
 Ending Number of AUs....................................... (a)97,558       (a)91,670       (a)91,612       (a)84,400
                                                             (b)55,322       (b)54,487       (b)48,231       (b)50,572

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698      (a)$15.831      (a)$17.796      (a)$19.495
                                                             (b)$11.552      (b)$15.595      (b)$17.487      (b)$19.109
 Ending AUV................................................. (a)$15.831      (a)$17.796      (a)$19.495      (a)$19.736
                                                             (b)$15.595      (b)$17.487      (b)$19.109      (b)$19.297
 Ending Number of AUs....................................... (a)13,680       (a)13,098       (a)17,194       (a)28,422
                                                             (b)5,555        (b)7,239        (b)7,703        (b)8,604

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222
                                                             (b)$7.373      (b)$9.844     (b)$12.167
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073
                                                             (b)$9.844      (b)$12.167    (b)$10.995
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083
                                                             (b)2,907       (b)25,746     (b)93,507

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.759    (a)$11.481
                                                             (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV................................................. (a)N/A         (a)$11.481    (a)$11.385
                                                             (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs....................................... (a)N/A         (a)84,794     (a)168,563
                                                             (b)N/A         (b)25,299     (b)60,547

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.215    (a)$11.173
                                                             (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV................................................. (a)N/A         (a)$11.173    (a)$10.301
                                                             (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs....................................... (a)N/A         (a)447        (a)19,914
                                                             (b)N/A         (b)0          (b)474

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.617    (a)$11.425
                                                             (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.063
                                                             (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs....................................... (a)N/A         (a)69,284     (a)275,629
                                                             (b)N/A         (b)14,422     (b)125,666

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.303    (a)$11.155
                                                             (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV................................................. (a)N/A         (a)$11.155    (a)$10.620
                                                             (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs....................................... (a)N/A         (a)19,595     (a)147,135
                                                             (b)N/A         (b)6,668      (b)25,168

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.675      (a)$9.248     (a)$10.223
                                                             (b)$7.674      (b)$9.220     (b)$10.167
 Ending AUV................................................. (a)$9.248      (a)$10.223    (a)$10.190
                                                             (b)$9.220      (b)$10.167    (b)$10.109
 Ending Number of AUs....................................... (a)6,788       (a)6,647      (a)12,771
                                                             (b)1,837       (b)1,816      (b)12,147

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.598      (a)$10.333    (a)$11.362
                                                             (b)$7.597      (b)$10.310    (b)$11.309
 Ending AUV................................................. (a)$10.333     (a)$11.362    (a)$10.190
                                                             (b)$10.310     (b)$11.309    (b)$10.117
 Ending Number of AUs....................................... (a)18,857      (a)75,937     (a)268,689
                                                             (b)4,411       (b)37,282     (b)133,047

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.814      (a)$8.806     (a)$10.285
                                                             (b)$6.813      (b)$8.787     (b)$10.237
 Ending AUV................................................. (a)$8.806      (a)$10.285    (a)$9.688
                                                             (b)$8.787      (b)$10.237    (b)$9.619
 Ending Number of AUs....................................... (a)3,572       (a)32,367     (a)97,206
                                                             (b)4,470       (b)25,955     (b)67,648

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP
  VALUE) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073    (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478
                                                             (b)$10.995    (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183
 Ending AUV................................................. (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478    (a)$21.506
                                                             (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183    (b)$21.090
 Ending Number of AUs....................................... (a)210,448    (a)184,326    (a)178,074    (a)181,686    (a)172,040
                                                             (b)113,827    (b)110,557    (b)111,794    (b)120,468    (b)111,541

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION
  BALANCED) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                             (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending AUV................................................. (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862    (a)$14.400
                                                             (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648    (b)$14.141
 Ending Number of AUs....................................... (a)187,172    (a)212,707    (a)312,322    (a)310,489    (a)298,603
                                                             (b)103,832    (b)130,959    (b)146,551    (b)89,536     (b)86,330

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) -
  SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                             (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending AUV................................................. (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347    (a)$14.976
                                                             (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114    (b)$14.696
 Ending Number of AUs....................................... (a)19,248     (a)18,645     (a)24,284     (a)23,578     (a)34,575
                                                             (b)462        (b)27,111     (b)39,332     (b)48,049     (b)49,334

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION
  MODERATE) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                             (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending AUV................................................. (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906    (a)$14.492
                                                             (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699    (b)$14.240
 Ending Number of AUs....................................... (a)273,159    (a)299,445    (a)294,336    (a)288,436    (a)275,910
                                                             (b)132,049    (b)142,799    (b)154,264    (b)144,460    (b)135,607

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION
  MODERATE GROWTH) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                             (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending AUV................................................. (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794    (a)$14.386
                                                             (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581    (b)$14.129
 Ending Number of AUs....................................... (a)141,387    (a)142,855    (a)152,427    (a)166,201    (a)168,385
                                                             (b)43,915     (b)66,031     (b)70,000     (b)70,608     (b)79,976

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN
  FUNDS ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.190    (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677
                                                             (b)$10.109    (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415
 Ending AUV................................................. (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677    (a)$15.806
                                                             (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415    (b)$15.485
 Ending Number of AUs....................................... (a)27,011     (a)74,226     (a)132,311    (a)134,090    (a)217,667
                                                             (b)12,266     (b)14,544     (b)38,086     (b)38,737     (b)69,753

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS
  GLOBAL GROWTH SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.190    (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568
                                                             (b)$10.117    (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285
 Ending AUV................................................. (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568    (a)$16.410
                                                             (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285    (b)$16.090
 Ending Number of AUs....................................... (a)296,107    (a)275,903    (a)277,608    (a)255,984    (a)288,890
                                                             (b)150,432    (b)138,739    (b)141,161    (b)136,052    (b)141,093

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH
  SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.688     (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169
                                                             (b)$9.619     (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893
 Ending AUV................................................. (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169    (a)$17.425
                                                             (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893    (b)$17.086
 Ending Number of AUs....................................... (a)125,403    (a)134,270    (a)157,033    (a)146,571    (a)146,346
                                                             (b)69,968     (b)86,889     (b)96,486     (b)99,898     (b)104,133

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA AMERICAN FUNDS GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.835      (a)$8.697     (a)$9.535     (a)$9.210
                                                             (b)$6.836      (b)$8.680     (b)$9.492     (b)$9.146
 Ending AUV................................................. (a)$8.697      (a)$9.535     (a)$9.210     (a)$10.651
                                                             (b)$8.680      (b)$9.492     (b)$9.146     (b)$10.550
 Ending Number of AUs....................................... (a)15,361      (a)28,696     (a)58,298     (a)69,852
                                                             (b)569         (b)9,755      (b)22,941     (b)28,512

-------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.082
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,129
                                                             (b)N/A         (b)N/A        (b)N/A        (b)0

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.015      (a)$9.129     (a)$9.820     (a)$9.541
                                                             (b)$7.013      (b)$9.106     (b)$9.769     (b)$9.468
 Ending AUV................................................. (a)$9.129      (a)$9.820     (a)$9.541     (a)$10.702
                                                             (b)$9.106      (b)$9.769     (b)$9.468     (b)$10.594
 Ending Number of AUs....................................... (a)15          (a)15         (a)0          (a)0
                                                             (b)0           (b)0          (b)0          (b)0

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.006      (b)$9.109     (b)$10.759    (b)$9.998
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.109      (b)$10.759    (b)$9.998     (b)$10.583
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608      (a)2,799
                                                             (b)0           (b)407        (b)1,273      (b)1,844

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245     (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.248     (b)$10.126    (b)$9.922     (b)$9.718
 Ending AUV................................................. (a)$10.152     (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.126     (b)$9.922     (b)$9.718     (b)$9.521
 Ending Number of AUs....................................... (a)235         (a)234        (a)0          (a)3,322
                                                             (b)0           (b)9,962      (b)0          (b)30,637

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.124      (a)$9.108     (a)$10.471    (a)$11.617
                                                             (b)$7.121      (b)$9.057     (b)$10.384    (b)$11.493
 Ending AUV................................................. (a)$9.108      (a)$10.471    (a)$11.617    (a)$13.019
                                                             (b)$9.057      (b)$10.384    (b)$11.493    (b)$12.848
 Ending Number of AUs....................................... (a)14          (a)2,212      (a)4,060      (a)15,219
                                                             (b)0           (b)319        (b)9,714      (b)12,260

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA AMERICAN FUNDS GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.651    (a)$13.994    (a)$15.233       (a)$15.212
                                                             (b)$10.550    (b)$13.828    (b)$15.014       (b)$14.956
 Ending AUV................................................. (a)$13.994    (a)$15.233    (a)$15.212       (a)$16.699
                                                             (b)$13.828    (b)$15.014    (b)$14.956       (b)$15.862
 Ending Number of AUs....................................... (a)75,110     (a)85,727     (a)137,150       (a)159,229
                                                             (b)29,197     (b)34,483     (b)38,381        (b)1,225

-------------------------------------------------------------
SA AMERICAN FUNDS VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062    (a)$11.936    (a)$12.099       (a)$11.781
                                                             (b)$10.082    (b)$11.929    (b)$12.062       (b)$11.716
 Ending AUV................................................. (a)$11.936    (a)$12.099    (a)$11.781       (a)$12.443
                                                             (b)$11.929    (b)$12.062    (b)$11.716       (b)$10.007
 Ending Number of AUs....................................... (a)222,123    (a)670,425    (a)2,617,149     (a)5,126,729
                                                             (b)40,521     (b)159,139    (b)517,345       (b)6,763

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$11.336
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$11.234
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)21,911
                                                             (b)N/A        (b)N/A        (b)N/A           (b)5,323

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$10.398
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$10.359
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)2,641,586
                                                             (b)N/A        (b)N/A        (b)N/A           (b)40,434

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.702    (a)$11.920    (a)$14.564       (a)$15.139
                                                             (b)$10.594    (b)$11.789    (b)$14.346       (b)$14.875
 Ending AUV................................................. (a)$11.920    (a)$14.564    (a)$15.139       (a)$15.257
                                                             (b)$11.789    (b)$14.346    (b)$14.875       (b)$14.953
 Ending Number of AUs....................................... (a)0          (a)0          (a)1,159         (a)16,864
                                                             (b)0          (b)0          (b)2,667         (b)6,740

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686    (a)$13.246    (a)$16.282       (a)$17.648
                                                             (b)$10.583    (b)$13.085    (b)$16.044       (b)$17.347
 Ending AUV................................................. (a)$13.246    (a)$16.282    (a)$17.648       (a)$20.302
                                                             (b)$13.085    (b)$16.044    (b)$17.347       (b)$19.905
 Ending Number of AUs....................................... (a)2,801      (a)4,220      (a)6,584         (a)12,699
                                                             (b)4,030      (b)8,927      (b)14,924        (b)17,198

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617     (a)$9.445     (a)$9.274        (a)$9.112
                                                             (b)$9.521     (b)$9.327     (b)$9.135        (b)$8.953
 Ending AUV................................................. (a)$9.445     (a)$9.274     (a)$9.112        (a)$8.964
                                                             (b)$9.327     (b)$9.135     (b)$8.953        (b)$8.786
 Ending Number of AUs....................................... (a)14,561     (a)94,767     (a)207,284       (a)432,456
                                                             (b)15,092     (b)15,651     (b)58,298        (b)96,275

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.019    (a)$17.514    (a)$19.100       (a)$19.195
                                                             (b)$12.848    (b)$17.241    (b)$18.754       (b)$18.800
 Ending AUV................................................. (a)$17.514    (a)$19.100    (a)$19.195       (a)$22.289
                                                             (b)$17.241    (b)$18.754    (b)$18.800       (b)$21.090
 Ending Number of AUs....................................... (a)20,777     (a)27,770     (a)32,425        (a)42,150
                                                             (b)12,073     (b)21,960     (b)29,288        (b)921

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.501      (a)$10.300    (a)$11.546    (a)$11.474
                                                             (b)$8.503      (b)$10.261    (b)$11.472    (b)$11.371
 Ending AUV................................................. (a)$10.300     (a)$11.546    (a)$11.474    (a)$12.647
                                                             (b)$10.261     (b)$11.472    (b)$11.371    (b)$12.502
 Ending Number of AUs....................................... (a)12          (a)12         (a)48         (a)559
                                                             (b)1,650       (b)1,610      (b)3,988      (b)7,142

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.304     (a)$12.410    (a)$13.559    (a)$14.206
                                                             (b)$10.300     (b)$12.380    (b)$13.493    (b)$14.102
 Ending AUV................................................. (a)$12.410     (a)$13.559    (a)$14.206    (a)$15.585
                                                             (b)$12.380     (b)$13.493    (b)$14.102    (b)$15.431
 Ending Number of AUs....................................... (a)4,693       (a)50,478     (a)182,776    (a)256,907
                                                             (b)2,878       (b)23,784     (b)81,083     (b)115,067

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116      (a)$9.408     (a)$9.558     (a)$8.316
                                                             (b)$7.117      (b)$9.390     (b)$9.516     (b)$8.259
 Ending AUV................................................. (a)$9.408      (a)$9.558     (a)$8.316     (a)$9.792
                                                             (b)$9.390      (b)$9.516     (b)$8.259     (b)$9.701
 Ending Number of AUs....................................... (a)7,466       (a)80,826     (a)334,728    (a)381,069
                                                             (b)5,714       (b)50,838     (b)182,561    (b)210,225

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652    (a)$10.150
                                                             (b)$6.692      (b)$8.510     (b)$10.599    (b)$10.074
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150    (a)$11.779
                                                             (b)$8.510      (b)$10.599    (b)$10.074    (b)$11.662
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272    (a)120,729
                                                             (b)1,374       (b)16,185     (b)58,182     (b)68,452

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695    (a)$13.218
                                                             (b)$10.944     (b)$12.111    (b)$12.641    (b)$13.130
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218    (a)$13.520
                                                             (b)$12.111     (b)$12.641    (b)$13.130    (b)$13.396
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196     (a)93,200
                                                             (b)1,310       (b)6,623      (b)26,315     (b)45,281

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.903      (a)$9.524     (a)$11.659    (a)$11.208
                                                             (b)$7.902      (b)$9.504     (b)$11.606    (b)$11.129
 Ending AUV................................................. (a)$9.524      (a)$11.659    (a)$11.208    (a)$12.974
                                                             (b)$9.504      (b)$11.606    (b)$11.129    (b)$12.850
 Ending Number of AUs....................................... (a)2,508       (a)23,190     (a)96,374     (a)111,867
                                                             (b)1,450       (b)15,045     (b)56,848     (b)65,884

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329      (a)$9.322     (a)$10.776    (a)$10.458
                                                             (b)$7.329      (b)$9.303     (b)$10.727    (b)$10.384
 Ending AUV................................................. (a)$9.322      (a)$10.776    (a)$10.458    (a)$11.455
                                                             (b)$9.303      (b)$10.727    (b)$10.384    (b)$11.347
 Ending Number of AUs....................................... (a)1,854       (a)8,499      (a)37,302     (a)49,716
                                                             (b)1,063       (b)7,433      (b)26,974     (b)33,935

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.647    (a)$14.681    (a)$15.533       (a)$15.031
                                                             (b)$12.502    (b)$14.477    (b)$15.279       (b)$14.748
 Ending AUV................................................. (a)$14.681    (a)$15.533    (a)$15.031       (a)$16.395
                                                             (b)$14.477    (b)$15.279    (b)$14.748       (b)$16.046
 Ending Number of AUs....................................... (a)538        (a)2,327      (a)15,529        (a)30,152
                                                             (b)8,788      (b)10,117     (b)13,644        (b)9,877

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.585    (a)$15.560    (a)$16.210       (a)$15.766
                                                             (b)$15.431    (b)$15.369    (b)$15.971       (b)$15.494
 Ending AUV................................................. (a)$15.560    (a)$16.210    (a)$15.766       (a)$16.882
                                                             (b)$15.369    (b)$15.971    (b)$15.494       (b)$16.018
 Ending Number of AUs....................................... (a)325,604    (a)368,746    (a)403,159       (a)751,197
                                                             (b)145,922    (b)168,273    (b)181,184       (b)1,213

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792     (a)$11.898    (a)$10.925       (a)$10.258
                                                             (b)$9.701     (b)$11.757    (b)$10.769       (b)$10.086
 Ending AUV................................................. (a)$11.898    (a)$10.925    (a)$10.258       (a)$10.243
                                                             (b)$11.757    (b)$10.769    (b)$10.086       (b)$10.046
 Ending Number of AUs....................................... (a)370,176    (a)413,143    (a)424,540       (a)454,813
                                                             (b)202,299    (b)223,393    (b)229,197       (b)239,057

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779    (a)$15.702    (a)$15.463       (a)$14.091
                                                             (b)$11.662    (b)$15.506    (b)$15.233       (b)$13.846
 Ending AUV................................................. (a)$15.702    (a)$15.463    (a)$14.091       (a)$18.159
                                                             (b)$15.506    (b)$15.233    (b)$13.846       (b)$17.799
 Ending Number of AUs....................................... (a)105,964    (a)110,428    (a)116,879       (a)102,601
                                                             (b)60,244     (b)60,940     (b)66,111        (b)57,211

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520    (a)$12.841    (a)$12.601       (a)$12.051
                                                             (b)$13.396    (b)$12.692    (b)$12.423       (b)$11.851
 Ending AUV................................................. (a)$12.841    (a)$12.601    (a)$12.051       (a)$12.021
                                                             (b)$12.692    (b)$12.423    (b)$11.851       (b)$11.793
 Ending Number of AUs....................................... (a)146,014    (a)204,175    (a)249,224       (a)460,579
                                                             (b)66,194     (b)77,523     (b)99,369        (b)145,284

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.974    (a)$17.604    (a)$17.979       (a)$17.586
                                                             (b)$12.850    (b)$17.392    (b)$17.719       (b)$17.288
 Ending AUV................................................. (a)$17.604    (a)$17.979    (a)$17.586       (a)$17.994
                                                             (b)$17.392    (b)$17.719    (b)$17.288       (b)$17.645
 Ending Number of AUs....................................... (a)96,443     (a)95,022     (a)92,036        (a)107,154
                                                             (b)56,527     (b)55,909     (b)55,164        (b)55,463

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)$11.021    (a)$11.776       (a)$11.360
                                                             (b)N/A        (b)$11.002    (b)$11.727       (b)$11.284
 Ending AUV................................................. (a)$11.021    (a)$11.776    (a)$11.360       (a)$12.318
                                                             (b)$11.002    (b)$11.727    (b)$11.284       (b)$10.287
 Ending Number of AUs....................................... (a)137,337    (a)608,738    (a)2,888,634     (a)4,563,131
                                                             (b)45,998     (b)168,801    (b)627,348       (b)37,543

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455    (a)$15.194    (a)$16.640       (a)$16.429
                                                             (b)$11.347    (b)$15.012    (b)$16.401       (b)$16.151
 Ending AUV................................................. (a)$15.194    (a)$16.640    (a)$16.429       (a)$15.942
                                                             (b)$15.012    (b)$16.401    (b)$16.151       (b)$15.634
 Ending Number of AUs....................................... (a)47,422     (a)47,989     (a)47,844        (a)53,480
                                                             (b)31,665     (b)31,084     (b)31,631        (b)35,257

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.045      (a)$9.797     (a)$10.788
                                                             (b)$8.042      (b)$9.774     (b)$10.736
 Ending AUV................................................. (a)$9.797      (a)$10.788    (a)$10.864
                                                             (b)$9.774      (b)$10.736    (b)$10.784
 Ending Number of AUs....................................... (a)13          (a)13         (a)3,313
                                                             (b)1,733       (b)2,768      (b)3,945

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.141      (a)$12.204    (a)$14.241
                                                             (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................................. (a)$12.204     (a)$14.241    (a)$10.364
                                                             (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs....................................... (a)130         (a)8,581      (a)40,222
                                                             (b)1           (b)4,039      (b)14,133

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.524      (a)$8.224     (a)$9.027
                                                             (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV................................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                             (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs....................................... (a)15          (a)511        (a)53,162
                                                             (b)0           (b)69         (b)30,771

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                             (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419
                                                             (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855
                                                             (b)6,326       (b)51,862     (b)173,849

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.746      (a)$9.819     (a)$12.129
                                                             (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV................................................. (a)$9.819      (a)$12.129    (a)$11.234
                                                             (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs....................................... (a)13          (a)7,722      (a)36,367
                                                             (b)0           (b)4,809      (b)21,196

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957
                                                             (b)$6.870      (b)$8.996     (b)$9.912
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390
                                                             (b)$8.996      (b)$9.912     (b)$9.323
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832
                                                             (b)4,947       (b)31,105     (b)84,186

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.571      (a)$9.632     (a)$10.670
                                                             (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................................. (a)$9.632      (a)$10.670    (a)$9.919
                                                             (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs....................................... (a)1,720       (a)16,662     (a)59,032
                                                             (b)1,028       (b)9,189      (b)35,852

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.864    (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386
                                                             (b)$10.784    (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122
 Ending AUV................................................. (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386    (a)$16.236
                                                             (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122    (b)$15.917
 Ending Number of AUs....................................... (a)32,850     (a)35,007     (a)43,315     (a)57,178     (a)46,866
                                                             (b)4,106      (b)6,678      (b)29,275     (b)26,218     (b)27,507

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) -
  SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                                             (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending AUV................................................. (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016     (a)$9.828
                                                             (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864     (b)$9.638
 Ending Number of AUs....................................... (a)42,756     (a)52,907     (a)62,093     (a)68,433     (a)75,511
                                                             (b)18,674     (b)24,057     (b)25,075     (b)28,959     (b)30,957

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                             (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending AUV................................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142    (a)$17.228
                                                             (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871    (b)$16.877
 Ending Number of AUs....................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816    (a)133,644
                                                             (b)56,561     (b)55,766     (b)72,196     (b)82,909     (b)89,325

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) -
  SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254    (a)$12.749
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026    (b)$12.481
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612     (a)16,321
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115      (b)8,093

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419    (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                             (b)$13.327    (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending AUV................................................. (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656    (a)$13.900
                                                             (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427    (b)$13.633
 Ending Number of AUs....................................... (a)500,339    (a)659,087    (a)721,954    (a)731,937    (a)952,560
                                                             (b)247,424    (b)332,163    (b)339,617    (b)335,545    (b)389,099

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                             (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending AUV................................................. (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998    (a)$19.731
                                                             (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649    (b)$19.339
 Ending Number of AUs....................................... (a)45,591     (a)42,570     (a)47,302     (a)48,642     (a)58,710
                                                             (b)25,857     (b)22,397     (b)22,976     (b)23,856     (b)28,773

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390     (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                             (b)$9.323     (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending AUV................................................. (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380    (a)$16.226
                                                             (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137    (b)$15.912
 Ending Number of AUs....................................... (a)206,697    (a)194,334    (a)208,546    (a)199,496    (a)205,957
                                                             (b)106,964    (b)101,748    (b)104,276    (b)109,087    (b)108,280

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                                             (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending AUV................................................. (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281    (a)$17.049
                                                             (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005    (b)$16.719
 Ending Number of AUs....................................... (a)69,660     (a)67,489     (a)64,907     (a)78,184     (a)97,528
                                                             (b)31,691     (b)27,614     (b)28,820     (b)28,945     (b)31,632

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646    (a)$10.282
                                                             (b)$7.649      (b)$9.702     (b)$10.595    (b)$10.207
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282    (a)$12.063
                                                             (b)$9.702      (b)$10.595    (b)$10.207    (b)$11.945
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366    (a)205,987
                                                             (b)2,440       (b)24,002     (b)84,625     (b)103,033

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.956      (b)$10.565    (b)$11.784    (b)$12.299
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.565     (b)$11.784    (b)$12.299    (b)$13.707
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136      (a)11,552
                                                             (b)0           (b)440        (b)1,175      (b)6,069

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571    (a)$10.609
                                                             (b)$8.245      (b)$9.738     (b)$10.525    (b)$10.536
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609    (a)$11.628
                                                             (b)$9.738      (b)$10.525    (b)$10.536    (b)$11.519
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624     (a)38,719
                                                             (b)1,739       (b)5,350      (b)10,217     (b)14,415

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.886      (a)$9.406     (a)$10.047    (a)$8.448
                                                             (b)$6.887      (b)$9.384     (b)$9.999     (b)$8.386
 Ending AUV................................................. (a)$9.406      (a)$10.047    (a)$8.448     (a)$9.761
                                                             (b)$9.384      (b)$9.999     (b)$8.386     (b)$9.665
 Ending Number of AUs....................................... (a)15          (a)3,015      (a)8,893      (a)13,992
                                                             (b)0           (b)0          (b)1,128      (b)5,611

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794      (a)$8.476     (a)$9.777     (a)$9.616
                                                             (b)$6.793      (b)$8.435     (b)$9.703     (b)$9.520
 Ending AUV................................................. (a)$8.476      (a)$9.777     (a)$9.616     (a)$11.063
                                                             (b)$8.435      (b)$9.703     (b)$9.520     (b)$10.925
 Ending Number of AUs....................................... (a)15          (a)15         (a)0          (a)430
                                                             (b)0           (b)0          (b)0          (b)1,327

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.581      (a)$9.718     (a)$10.965    (a)$11.259
                                                             (b)$7.580      (b)$9.694     (b)$10.911    (b)$11.174
 Ending AUV................................................. (a)$9.718      (a)$10.965    (a)$11.259    (a)$12.968
                                                             (b)$9.694      (b)$10.911    (b)$11.174    (b)$12.839
 Ending Number of AUs....................................... (a)690         (a)14,276     (a)35,447     (a)64,832
                                                             (b)432         (b)2,699      (b)13,201     (b)26,170

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063    (a)$15.657    (a)$17.093       (a)$16.867
                                                             (b)$11.945    (b)$15.465    (b)$16.841       (b)$16.577
 Ending AUV................................................. (a)$15.657    (a)$17.093    (a)$16.867       (a)$18.042
                                                             (b)$15.465    (b)$16.841    (b)$16.577       (b)$17.688
 Ending Number of AUs....................................... (a)192,843    (a)188,748    (a)188,093       (a)208,650
                                                             (b)95,220     (b)91,651     (b)95,058        (b)101,445

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927    (a)$16.452    (a)$18.222       (a)$15.782
                                                             (b)$13.707    (b)$16.152    (b)$17.846       (b)$15.418
 Ending AUV................................................. (a)$16.452    (a)$18.222    (a)$15.782       (a)$17.182
                                                             (b)$16.152    (b)$17.846    (b)$15.418       (b)$16.743
 Ending Number of AUs....................................... (a)11,230     (a)10,416     (a)14,652        (a)17,505
                                                             (b)5,553      (b)7,888      (b)5,721         (b)5,701

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628    (a)$13.626    (a)$14.550       (a)$14.260
                                                             (b)$11.519    (b)$13.464    (b)$14.341       (b)$14.021
 Ending AUV................................................. (a)$13.626    (a)$14.550    (a)$14.260       (a)$15.315
                                                             (b)$13.464    (b)$14.341    (b)$14.021       (b)$15.021
 Ending Number of AUs....................................... (a)37,874     (a)39,033     (a)48,820        (a)63,525
                                                             (b)14,059     (b)18,509     (b)28,929        (b)41,801

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.761     (a)$11.594    (a)$10.450       (a)$10.317
                                                             (b)$9.665     (b)$11.452    (b)$10.296       (b)$10.140
 Ending AUV................................................. (a)$11.594    (a)$10.450    (a)$10.317       (a)$9.960
                                                             (b)$11.452    (b)$10.296    (b)$10.140       (b)$9.765
 Ending Number of AUs....................................... (a)17,080     (a)24,653     (a)27,074        (a)59,477
                                                             (b)7,375      (b)11,063     (b)13,986        (b)22,766

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.063    (a)$14.295    (a)$15.545       (a)$15.765
                                                             (b)$10.925    (b)$14.082    (b)$15.275       (b)$15.453
 Ending AUV................................................. (a)$14.295    (a)$15.545    (a)$15.765       (a)$17.333
                                                             (b)$14.082    (b)$15.275    (b)$15.453       (b)$16.947
 Ending Number of AUs....................................... (a)6,853      (a)11,201     (a)13,934        (a)35,231
                                                             (b)3,479      (b)10,434     (b)12,895        (b)19,053

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)$10.834    (a)$11.360       (a)$10.784
                                                             (b)N/A        (b)$10.816    (b)$11.313       (b)$10.713
 Ending AUV................................................. (a)$10.834    (a)$11.360    (a)$10.784       (a)$11.367
                                                             (b)$10.816    (b)$11.313    (b)$10.713       (b)$9.727
 Ending Number of AUs....................................... (a)117,827    (a)616,138    (a)2,334,274     (a)4,694,303

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.968    (a)$13.779    (a)$13.682       (a)$12.893
                                                             (b)$12.839    (b)$13.608    (b)$13.479       (b)$12.670
 Ending AUV................................................. (a)$13.779    (a)$13.682    (a)$12.893       (a)$15.012
                                                             (b)$13.608    (b)$13.479    (b)$12.670       (b)$14.715
 Ending Number of AUs....................................... (a)74,190     (a)85,301     (a)94,734        (a)93,441
                                                             (b)31,949     (b)32,754     (b)42,463        (b)53,419

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$10.242
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$10.242
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)2,425
                                                             (b)N/A        (b)N/A        (b)N/A           (b)2,425

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11       12/31/12
============================================================ ============== ============= ============= ================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.753      (a)$7.837     (a)$8.264     (a)$7.015
                                                             (b)$5.751      (b)$7.807     (b)$8.211     (b)$6.952
 Ending AUV................................................. (a)$7.837      (a)$8.264     (a)$7.015     (a)$8.377
                                                             (b)$7.807      (b)$8.211     (b)$6.952     (b)$8.282
 Ending Number of AUs....................................... (a)18          (a)271        (a)1,166      (a)909
                                                             (b)0           (b)6,417      (b)11,894     (b)10,886

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808      (a)$6.600     (a)$7.792     (a)$8.297
                                                             (b)$4.809      (b)$6.588     (b)$7.758     (b)$8.240
 Ending AUV................................................. (a)$6.600      (a)$7.792     (a)$8.297     (a)$9.577
                                                             (b)$6.588      (b)$7.758     (b)$8.240     (b)$9.488
 Ending Number of AUs....................................... (a)4,766       (a)34,505     (a)123,402    (a)149,240
                                                             (b)2,842       (b)21,778     (b)73,949     (b)87,983

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.540
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.516
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,430,969
                                                             (b)N/A         (b)N/A        (b)N/A        (b)1,737,331

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.415
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)237,739
                                                             (b)N/A         (b)N/A        (b)N/A        (b)161,296
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.034      (a)$10.786    (a)$13.034    (a)$11.929
                                                             (b)$8.025      (b)$10.754    (b)$12.962    (b)$11.834
 Ending AUV................................................. (a)$10.786     (a)$13.034    (a)$11.929    (a)$14.552
                                                             (b)$10.754     (b)$12.962    (b)$11.834    (b)$14.400
 Ending Number of AUs....................................... (a)2,149       (a)20,205     (a)86,558     (a)106,443
                                                             (b)1,281       (b)14,561     (b)45,019     (b)48,892

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882     (a)$11.134    (a)$11.510    (a)$12.136
                                                             (b)$10.887     (b)$11.116    (b)$11.462    (b)$12.056
 Ending AUV................................................. (a)$11.134     (a)$11.510    (a)$12.136    (a)$12.403
                                                             (b)$11.116     (b)$11.462    (b)$12.056    (b)$12.290
 Ending Number of AUs....................................... (a)6,134       (a)46,535     (a)143,516    (a)209,453
                                                             (b)3,771       (b)21,729     (b)66,518     (b)105,949

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.377         (a)$10.067        (a)$8.975
                                                             (b)$8.282         (b)$9.927         (b)$8.828
 Ending AUV................................................. (a)$10.067        (a)$8.975         (a)$8.695
                                                             (b)$9.927         (b)$8.828         (b)$8.532
 Ending Number of AUs....................................... (a)1,020          (a)8,812          (a)9,145
                                                             (b)10,591         (b)16,937         (b)17,997

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.577         (a)$9.234         (a)$11.799
                                                             (b)$9.488         (b)$9.125         (b)$11.631
 Ending AUV................................................. (a)$9.234         (a)$11.799        (a)$11.829
                                                             (b)$9.125         (b)$11.631        (b)$11.632
 Ending Number of AUs....................................... (a)178,899        (a)144,160        (a)139,172
                                                             (b)104,436        (b)91,362         (b)86,195

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098        (a)$12.456
                                                             (b)$10.415        (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$12.098        (a)$12.456        (a)$11.629
                                                             (b)$12.055        (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)4,646,920      (a)12,903,833     (a)20,141,779
                                                             (b)1,360,629      (b)3,480,818      (b)4,919,044
                                                             (b)37,791         (b)155,717        (b)417,809

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.552        (a)$19.461        (a)$22.083
                                                             (b)$14.400        (b)$19.210        (b)$21.744
 Ending AUV................................................. (a)$19.461        (a)$22.083        (a)$23.642
                                                             (b)$19.210        (b)$21.744        (b)$23.220
 Ending Number of AUs....................................... (a)104,933        (a)102,941        (a)112,079
                                                             (b)43,884         (b)45,493         (b)54,171

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403        (a)$11.957        (a)$12.382
                                                             (b)$12.290        (b)$11.819        (b)$12.208
 Ending AUV................................................. (a)$11.957        (a)$12.382        (a)$12.258
                                                             (b)$11.819        (b)$12.208        (b)$12.055
 Ending Number of AUs....................................... (a)287,242        (a)330,543        (a)409,878
                                                             (b)144,548        (b)151,977        (b)166,161

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND
INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.695
                                                             (b)$8.532
 Ending AUV................................................. (a)$8.691
                                                             (b)$8.506
 Ending Number of AUs....................................... (a)16,142
                                                             (b)15,391

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.829
                                                             (b)$11.632
 Ending AUV................................................. (a)$12.653
                                                             (b)$12.410
 Ending Number of AUs....................................... (a)137,209
                                                             (b)83,565

-------------------------------------------------------------
SA SCHRODER'S VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.844
                                                             (b)$10.804
 Ending Number of AUs....................................... (a)2,159,352
                                                             (b)6,248

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.588
                                                             (b)$10.548
 Ending Number of AUs....................................... (a)3,390,246
                                                             (b)3,239

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$11.749
                                                             (b)$11.634
 Ending AUV................................................. (a)$12.121
                                                             (b)$9.350
 Ending Number of AUs....................................... (a)30,738,285
                                                             (b)5,499

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.530
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.938
 Ending Number of AUs....................................... (a)20,818,730
                                                             (b)5,149,976
                                                             (b)3,520

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class
3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$23.642
                                                             (b)$23.220
 Ending AUV................................................. (a)$23.741
                                                             (b)$22.535
 Ending Number of AUs....................................... (a)125,052
                                                             (b)862

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY
BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.258
                                                             (b)$12.055
 Ending AUV................................................. (a)$12.247
                                                             (b)$11.620
 Ending Number of AUs....................................... (a)670,419
                                                             (b)1,672

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141      (a)$9.388     (a)$10.550
                                                             (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV................................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                             (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs....................................... (a)14          (a)14         (a)5,348
                                                             (b)0           (b)0          (b)22

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.802      (a)$11.090    (a)$12.688
                                                             (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV................................................. (a)$11.090     (a)$12.688    (a)$9.961
                                                             (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs....................................... (a)2,838       (a)3,402      (a)9,303
                                                             (b)0           (b)407        (b)4,879

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$11.305    (a)$11.425
                                                             (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.955
                                                             (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs....................................... (a)N/A         (a)66,712     (a)214,281
                                                             (b)N/A         (b)27,059     (b)93,052

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.307      (a)$7.064     (a)$8.428
                                                             (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV................................................. (a)$7.064      (a)$8.428     (a)$8.134
                                                             (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of Aus....................................... (a)19          (a)2,261      (a)8,758
                                                             (b)0           (b)695        (b)4,569

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                             (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending AUV................................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176    (a)$16.049
                                                             (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923    (b)$15.742
 Ending Number of AUs....................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161     (a)37,893
                                                             (b)234        (b)212        (b)213        (b)4,123      (b)5,153

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC
  MULTI-ASSET) - AST Class 3
Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.848
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.848
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)694
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)694

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL
  RESOURCES) - AST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                             (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending AUV................................................. (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567     (a)$8.404
                                                             (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447     (b)$8.229
 Ending Number of AUs....................................... (a)20,665     (a)22,562     (a)27,213     (a)35,828     (a)33,573
                                                             (b)7,297      (b)9,172      (b)10,660     (b)12,906     (b)14,327

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST
  Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                             (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending AUV................................................. (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191    (a)$11.455
                                                             (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027    (b)$11.259
 Ending Number of AUs....................................... (a)296,057    (a)376,332    (a)436,487    (a)487,477    (a)581,276
                                                             (b)135,401    (b)179,700    (b)186,612    (b)198,792    (b)205,624

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH)
  - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.134     (a)$9.308     (a)$13.101    (a)$12.970    (a)$12.620
                                                             (b)$8.057     (b)$9.197     (b)$12.912    (b)$12.752    (b)$12.376
 Ending AUV................................................. (a)$9.308     (a)$13.101    (a)$12.970    (a)$12.620    (a)$13.343
                                                             (b)$9.197     (b)$12.912    (b)$12.752    (b)$12.376    (b)$13.052
 Ending Number of Aus....................................... (a)8,982      (a)8,003      (a)7,854      (a)8,603      (a)11,123
                                                             (b)7,199      (b)7,150      (b)10,449     (b)9,453      (b)6,606

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL
  GROWTH) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970    (a)$15.881
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671    (b)$15.545
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841        (a)1,030
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857      (b)4,843

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2017, please see Appendix G for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the


                                      B-1



              contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY FEE



                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above. PLEASE SEE APPENDIX F -- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017, FOR APPLICABLE FEES.


The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE


ASSUMPTIONS:



     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED



     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




                 QUARTERLY       CALCULATED
  BENEFIT         AVERAGE         FORMULA       ANNUAL      QUARTERLY
  QUARTER     (DAILY VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st         525.71             N/A         1.00%        0.2500%
     2nd         412.12             N/A         1.00%        0.2500%
     3rd         770.25             N/A         1.00%        0.2500%
     4th         573.97             N/A         1.00%        0.2500%
     5th         204.42            0.81%        0.81%        0.2025%



* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:

IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [204.42/33 - 10]}

     1.00% + [0.05% x (-3.81)]

     1.00% + (-0.19%) = 0.81% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).

0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)



                                      C-1




Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%

The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




               QUARTERLY
                AVERAGE     CALCULATED
  BENEFIT       (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER       VIX(2))       VALUE       FEE RATE     FEE RATE
     6th        351.93        1.03%        1.03%       0.2575%
     7th        307.03        0.97%        0.97%       0.2425%
     8th        602.30        1.41%        1.37%       0.3425%
     9th        698.25        1.56%        1.56%       0.3900%
     10th       323.74        0.99%        1.16%       0.2900%
     11th       398.72        1.10%        1.10%       0.2750%
     12th       261.37        0.90%        0.90%       0.2250%
     13th       281.15        0.93%        0.93%       0.2325%
     14th       151.32        0.73%        0.73%       0.1825%
     15th       52.63         0.58%        0.60%       0.1500%
     16th       207.38        0.81%        0.81%       0.2025%



The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [602.30/33 - 10]}

     1.00% + [0.05% x (8.25)]

     1.00% + 0.41% = 1.41% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [323.74/33 - 10]}

     1.00% + [0.05% x (-0.19)]

     1.00% + (-0.01%) = 0.99% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [52.63/33 - 10]}

     1.00% + [0.05% x (-8.41)]

     1.00% + (-0.42%) = 0.58% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.



                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.


                                      D-1

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


                                      D-2

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

                                      D-3

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3 - Day 275         -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.


                                      D-4

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


                                      D-5

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

                                      D-6

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

                                      D-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Early Access                       The Early Access Feature is not available for contracts      Maryland
                                     purchase on or after September 2, 2016.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of (1)
                                   Purchase Payments or (2) the value of your contract plus
                                     any fees paid on the day we received
                                   your request in Good Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            Missouri
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners.                                                  District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    California
                                     Partners.                                                  Colorado
                                                                                                Hawaii
                                                                                                Illinois
                                                                                                New Jersey
                                                                                                Rhode Island
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       California
                                     purchased on or after May 1, 2014.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Connecticut
                                     purchased on or after February 6, 2017.                    Massachusetts
                                                                                                Pennsylvania
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts       Missouri
                                     issued on or after May 1, 2017.
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri*

                                                                                                New York

                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
                                   * for contracts issued on or after January 23, 2017
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    Missouri*
                                     only.
Polaris Income Plus                                                                             New York

                                                                                                Oregon

                                                                                                Texas
                                   * for contracts issued on or after January 23, 2017          Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.

                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Purchase Payment Age   The Purchase Payment Age Limit is the later of three years   Kentucky
                         after contract issue or the Owner's
Limit                  63rd birthday for contracts issued July 18, 2011 through     Minnesota
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after  Oklahoma
                         August 3, 2015.                                            Texas
Purchase Payment Age   The Purchase Payment Age Limit is the later of two years     Washington
                         after contract issue or the Owner's
Limit                  62nd birthday for contracts issued July 18, 2011 through
                         August 2, 2015. The Purchase Payment
                       Age limit is not applicable to contracts issued on or after
                         August 3, 2015.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits parameters described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily......... F-1
Polaris Income Plus Daily Fee..... F-9
Polaris Income Plus............... F-12
Polaris Income Plus Fee........... F-22
Polaris Income Builder............ F-25
Polaris Income Builder Fee........ F-31
MarketLock For Life............... F-34
MarketLock For Life Fee........... F-37
MarketLock Income Plus............ F-41
MarketLock Income Plus Fee........ F-45
MarketLock For Life Plus.......... F-46
MarketLock For Life Plus Fee...... F-50





POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017


If your contract was purchased between MAY 1, 2016 AND OCTOBER 8, 2017, the following describes the living benefit you elected.



HOW DOES POLARIS INCOME PLUS DAILY WORK?

Polaris Income Plus Daily offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Anniversaries, looking back at the prior Benefit Year's Step-up Values.

The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary.


In addition, if your contract was purchased between MAY 1, 2017 AND OCTOBER 8, 2017, the following also applies to the living benefit you elected.


If you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown below. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period.

The Minimum Income Base is the guaranteed minimum amount which is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


                                      F-1



     MINIMUM INCOME BASE PERIOD         MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR   (AS A PERCENTAGE OF THE 1ST BENEFIT
  TO THE BENEFIT YEAR ANNIVERSARY)         YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                        105%
 2nd Benefit Year Anniversary                        110%
 3rd Benefit Year Anniversary                        115%
 4th Benefit Year Anniversary                        120%
 5th Benefit Year Anniversary                        125%
 6th Benefit Year Anniversary                        130%
 7th Benefit Year Anniversary                        135%
 8th Benefit Year Anniversary                        140%
 9th Benefit Year Anniversary                        145%
 10th Benefit Year Anniversary                       150%
 11th Benefit Year Anniversary                       155%
 12th Benefit Year Anniversary                       160%
 13th Benefit Year Anniversary                       165%
 14th Benefit Year Anniversary                       170%
 15th Benefit Year Anniversary                       175%


The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base period, you are no longer eligible for any further adjustments to your Income Base.


WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?


If your contract was purchased between DECEMBER 19, 2016 AND OCTOBER 8, 2017, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.


While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)'65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

If your contract was purchased between MAY 1, 2016 AND DECEMBER 18, 2016, the amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal, when you take your first withdrawal and whether your contract value is greater than or equal to zero. You elected an income option at the time you purchased your contract and your election may not be changed thereafter. Please see the table below for the income options that were available to you. If you purchased your contract through certain broker-dealers, all income options may not have been available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs


                                      F-2

depending on when you take your first withdrawal, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.


If your contract was purchased between DECEMBER 19, 2016 AND OCTOBER 8, 2017 and you elected the optional Polaris Income Plus Daily living benefit, the following tables apply to the income option you elected:



                                                         POLARIS INCOME       POLARIS INCOME     POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       PLUS DAILY           PLUS DAILY         PLUS DAILY
                AT FIRST WITHDRAWAL(1)                   INCOME OPTION 1      INCOME OPTION 2    INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)   3.75%  /  2.75%(4)    3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)   4.75%  /  2.75%(4)   3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%      5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%     5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)   3.25%  /  2.75%(5)   2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)   4.25%  /  2.75%(5)   3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%      4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%     4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

If your contract was purchased between AUGUST 22, 2016 AND DECEMBER 18, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rate are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

                                      F-3

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.5%  /  2.5%(4)   3.5%  /  2.5%(4)   2.75%  /  2.75%
 One Covered Person (Age 60 - 64)                     4.5%  /  2.5%(4)   4.5%  /  2.5%(4)   3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                       5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                       6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                  6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.0%  /  2.5%(5)   3.0%  /  2.5%(5)    2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)                    4.0%  /  2.5%(5)   4.0%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                      5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                      5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                 6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


If your contract was purchased between MAY 1, 2016 AND AUGUST 21, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3 living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.5%  /  3.0%(2)   5.5%  /  3.0%(2)    4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                  6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)                    5.0%  /  3.0%(3)   5.0%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                 5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE COVERED PERSON IS YOUNGER THAN AGE 68:


                                                        POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON      PLUS DAILY         PLUS DAILY        PLUS DAILY
                AT FIRST WITHDRAWAL(1)                  INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 64)                     5.0%  /  2.5%(4)   5.0%  /  2.5%(4)    3.5%  /  3.5%
 One Covered Person (Age 65 and Older)                  5.5%  /  3.5%      6.5%  /  2.5%     4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)                    4.5%  /  2.5%(5)   4.5%  /  2.5%(5)    3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)                 5.0%  /  3.5%      6.0%  /  2.5%     4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.


                                      F-4





Are there investment requirements if I elect Polaris Income Plus Daily?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


POLARIS INCOME PLUS DAILY FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017:
INVESTMENT REQUIREMENTS

If your contract was purchased between FEBRUARY 6, 2017 AND OCTOBER 8, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:




 10% SECURE        90% IN ONE OR MORE OF THE FOLLOWING VARIABLE
 VALUE ACCOUNT     PORTFOLIOS:
                   INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
                   SA American Funds Asset Allocation
                   SA BlackRock Multi-Asset Income
                   SA Edge Asset Allocation
                   SA Goldman Sachs Multi-Asset Insights Allocation
                   SA JPMorgan Balanced
                   SA Legg Mason Tactical Opportunities
                   SA MFS Total Return
                   SA Putnam Asset Allocation Diversified Growth
                   SA T. Rowe Price Asset Allocation Growth
                   SA Wellington Multi-Asset Income
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA American Funds VCP Managed Asset Allocation
                   SA BlackRock VCP Global Multi Asset
                   SA Invesco VCP Equity-Income
                   SA PIMCO VCP Tactical Balanced
                   SA Schroders VCP Global Allocation
                   SA T. Rowe Price VCP Balanced
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   FIXED INCOME AND MONEY MARKET PORTFOLIOS:
                   Goldman Sachs VIT Government Money Market Fund
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA JPMorgan MFS Core Bond
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   INDEX FUND-OF-FUNDS PORTFOLIOS
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   SA Allocation Balanced
                   SA Allocation Growth
                   SA Allocation Moderate
                   SA Allocation Moderate Growth
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.


                                      F-5



If your contract was purchased between MAY 1, 2016 AND FEBRUARY 5, 2017 and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, you must allocate your assets in accordance with A or B:



  A     10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE ALLOCATION (SEE
        POLARIS PORTFOLIO ALLOCATOR MODEL AND 50%-50%
        COMBINATION MODEL PROGRAM FOR CONTRACTS
        ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX FOR
        ALLOCATIONS):
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
  B     10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE OR MORE
        OF THE FOLLOWING VARIABLE PORTFOLIOS:
        INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Edge Asset Allocation
        SA Goldman Sachs Multi-Asset Insights Allocation
        SA JPMorgan Balanced
        SA Legg Mason Tactical Opportunities
        SA MFS Total Return
        SA Putnam Asset Allocation Diversified Growth
        SA T. Rowe Price Asset Allocation Growth
        SA Wellington Multi-Asset Income
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Asset Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        SA VCP Index Allocation
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Fixed Income Index
        SA Fixed Income Intermediate Index
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        INDEX FUND-OF-FUNDS PORTFOLIOS
        SA Index Allocation 90/10
        SA Index Allocation 80/20
        SA Index Allocation 60/40
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA
        * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this living benefit because it allocates your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. Please see AUTOMATIC ASSET REBALANCING PROGRAM above.


                                      F-6



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, WE DETERMINE THE EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.


Additionally, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 and if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.


AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


                                      F-7



What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount and the Income Bae may change over time as a result of the timing and amount of withdrawals. However, IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 and if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS ABOVE


What is the fee for Polaris Income Plus Daily?

The fee for Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect


                                      F-8



for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2017 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.45%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2016 AND APRIL 30, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS DAILY, THE FOLLOWING FEES ARE
APPLICABLE:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in your prospectus are guaranteed for the life of your contract.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

For Polaris Income Plus Daily, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:


     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation


Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum


                                      F-9



Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values.


If your contract was purchased between MAY 1, 2017 AND OCTOBER 8, 2017, the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustment to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



                                      F-10



Can a non-spousal Beneficiar y elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted for Step-up Values and, if your contract was purchased between MAY 1, 2017 AND OCTOBER 8, 2017, no longer eligible for adjustments to the Minimum Income Base.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION
 REQUEST RECEIVED                CANCELLATION EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus Daily are terminated. In addition, the investment requirement for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


                                      F-11



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017



How does Polaris Income Plus work?

Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at


                                      F-12



the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



                                      F-13


POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND OCTOBER 8, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 45 - 59)                     4.0%  /  3.0%(2)      4.0%  /  3.0%(2)        3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                     5.0%  /  3.0%(2)      5.0%  /  3.0%(2)        3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%         7.5%  /  3.0%        5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.5%  /  3.0%(3)      3.5%  /  3.0%(3)         3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                    4.5%  /  3.0%(3)      4.5%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%         7.0%  /  3.0%        4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 12, 2014 AND AUGUST 21, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND MAY 11, 2014, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              5.0%  /  3.0%(2)      5.0%  /  3.0%(2)        3.75%  /  3.75%
 One Covered Person (Age 65 and Older)                   5.5%  /  4.0%         6.5%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)             4.5%  /  3.0%(3)      4.5%  /  3.0%(3)        3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)                  5.0%  /  4.0%         6.0%  /  3.0%         4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.


                                      F-14

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


         NUMBER OF COVERED PERSONS           POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON           INCOME OPTION WITH
           AT FIRST WITHDRAWAL(1)             CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)    4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)   4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)        4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JUNE 18, 2012 THROUGH FEBRUARY 10, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME
PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


                                                       POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)                   5.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)                  5.0%  /  4.0%



                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME         INCOME OPTION WITH
                AT FIRST WITHDRAWAL(1)                       OPTION 2              OPTION 3         CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)              5.5%  /  3.0%(2)        3.75%  /  3.75%     4.5%  /  3.0%(2)
 One Covered Person (Age 65 and Older)                   6.5%  /  3.0%         5.0%  /  5.0%         4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)             5.0%  /  3.0%(3)        3.25%  /  3.25%     4.0%  /  3.0%(3)
 Two Covered Persons (Age 65 and Older)                  6.0%  /  3.0%         4.5%  /  4.5%         4.0%  /  4.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1, 2 OR 3, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


                                                       POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON          INCOME                INCOME               INCOME
                AT FIRST WITHDRAWAL(1)                       OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)              6.0%  /  3.0%(2)      6.0%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                   6.0%  /  4.0%         7.0%  /  3.0%        5.25%  /  5.25%
 Two Covered Persons (Age 64 and Younger)             5.5%  /  3.0%(3)      5.5%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)                  5.5%  /  4.0%         6.5%  /  3.0%        4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-15

IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) LIVING BENEFIT INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE
APPLICABLE:


         NUMBER OF COVERED PERSONS            POLARIS INCOME PLUS
         AND AGE OF COVERED PERSON            INCOME OPTION WITH
          AT FIRST WITHDRAWAL(1)               CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)     4.0%  /  4.0%(2)
 One Covered Person (Age 65 and Older)          5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)    3.5%  /  3.5%(3)
 Two Covered Persons (Age 65 and Older)         4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


                                                                             POLARIS INCOME PLUS     POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON         POLARIS                INCOME                 INCOME
               AT FIRST WITHDRAWAL(1)                      INCOME PLUS             OPTION 1               OPTION 2
 One Covered Person (Age 64 and Younger)               4.0%  /  4.0%(2)     6.0%  /  3.0%(2)           6.0%  /  3.0%
 One Covered Person (Age 65 and Older)                   5.0%  /  5.0%         6.0%  /  4.0%           7.0%  /  3.0%
 Two Covered Persons (Age 64 and Younger)              3.5%  /  3.5%(3)     5.5%  /  3.0%(3)           5.5%  /  3.0%
 Two Covered Persons (Age 65 and Older)                  4.5%  /  4.5%         5.5%  /  4.0%           6.5%  /  3.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.






POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017: INCOME
CREDIT

IF YOUR CONTRACT WAS PURCHASED BETWEEN DECEMBER 19, 2016 AND OCTOBER 8, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

IF YOUR CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND DECEMBER 18, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         5.5%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

IF YOUR CONTRACT WAS PURCHASED PRIOR TO AUGUST 22, 2016, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS LIVING BENEFIT, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF
 INCOME CREDIT BASE)            INCOME CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                          the Income Credit is REDUCED in years
                                  withdrawals are taken

Are there investment requirements if I elect Polaris Income Plus?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each


                                      F-16



allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or 1-Year Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017: INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:

                   Goldman Sachs VIT Government Money Market Fund
                   SA American Funds(R) VCP Managed Asset Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each of these Variable Portfolios.




IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 (FORMERLY CALLED SUNAMERICA INCOME PLUS), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 20% Secure        Up to 80% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:

                   Goldman Sachs VIT Government Money Market Fund
                   SA American Funds(R) VCP Managed Asset Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND SEPTEMBER 30, 2013, AND YOU ELECTED THE OPTIONAL POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:




 Option 1    10% Secure      90% in Allocation 1, 2 or 3*; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds(R) Asset Allocation
                             SA Edge Asset Allocation
                             SA JPMorgan Balanced
                             SA Fixed Income Index
                             SA Fixed Income Intermediate Index
                             SA MFS Total Return
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
                             SA VCP Index Allocation
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


                                      F-17



If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:



   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     SA DFA Ultra Short Bond
  DCA             Maximum 90%     SA Federated Corporate Bond
  FIXED                           SA Goldman Sachs Global Bond
  ACCOUNT                         SA JPMorgan MFS Core Bond
                                  SA Wellington Government and Quality
                                  Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA
 B. EQUITY         Minimum 0%     Franklin Founding Funds Allocation VIP
                  Maximum 70%     Fund
                                  Franklin Income VIP Fund
                                  Invesco V.I. American Franchise Fund
                                  Invesco V.I. Comstock Fund
                                  Invesco V.I. Growth and Income Fund
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA AB Small & Mid Cap Value
                                  SA Allocation Balanced
                                  SA Allocation Growth
                                  SA Allocation Moderate Growth
                                  SA Allocation Moderate
                                  SA American Funds(R) Asset Allocation
                                  SA American Funds(R) Global Growth
                                  SA American Funds(R) Growth
                                  SA American Funds(R) Growth-Income
                                  SA Dogs of Wall Street
                                  SA Edge Asset Allocation
                                  SA Franklin Foreign Value
                                  SA Janus Focused Growth
                                  SA JPMorgan Balanced
                                  SA JPMorgan Equity-Income
                                  SA JPMorgan Global Equities
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Blue Chip Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Telecom Utility
                                  SA MFS Total Return
                                  SA Morgan Stanley International Equities
                                  SA Oppenheimer Main Street Large Cap
                                  SA PineBridge High-Yield Bond
                                  SA Putnam International Growth and
                                  Income
                                  SA VCP Dynamic Allocation
                                  SA VCP Dynamic Strategy
                                  SA Wellington Capital Appreciation
                                  SA Wellington Growth
                                  SA WellsCap Aggressive Growth
                                  SA WellsCap Fundamental Growth
 C. LIMITED        Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY          Maximum 10%     Asset Allocation
                                  SA Boston Company Capital Growth
                                  SA Columbia Technology
                                  SA Franklin Small Company Value
                                  SA Invesco Growth Opportunities
                                  SA JPMorgan Emerging Markets
                                  SA JPMorgan Mid-Cap Growth
                                  SA Pyramis Real Estate
                                  SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.


IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME PLUS (RENAMED POLARIS INCOME PLUS) INCOME OPTION 1 OR 2 OR 3, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:



FLEXIBLE ALLOCATION - OPTIONS 1-3



 Option 1    10% Secure      90% in Allocation 1, 2 or 3*; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds(R) Asset Allocation
                             Portfolio
                             SA Edge Asset Allocation
                             SA JPMorgan Balanced
                             SA MFS Total Return
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:



   INVESTMENT        FLEXIBLE              VARIABLE PORTFOLIOS
     GROUP          ALLOCATION          AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     SA DFA Ultra Short Bond
  DCA             Maximum 90%     SA Federated Corporate Bond
  FIXED                           SA Goldman Sachs Global Bond
  ACCOUNTS                        SA JPMorgan MFS Core Bond
                                  SA Wellington Government and Quality
                                  Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)


                                      F-18





  INVESTMENT       FLEXIBLE                VARIABLE PORTFOLIOS
    GROUP         ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Franklin Founding Funds Allocation VIP
                Maximum 70%     Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate Growth
                                SA Allocation Moderate
                                SA American Funds(R) Asset Allocation
                                SA American Funds(R) Global Growth
                                SA American Funds(R) Growth
                                SA American Funds(R) Growth-Income
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Franklin Foreign Value
                                SA Janus Focused Growth
                                SA JPMorgan Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts Investors Trust
                                SA MFS Telecom Utility
                                SA MFS Total Return
                                SA Morgan Stanley International Equities
                                SA Oppenheimer Main Street Large Cap
                                SA PineBridge High-Yield Bond
                                SA Putnam International Growth and
                                Income
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital Appreciation
                                SA Wellington Growth
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental Growth
 C. LIMITED      Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY        Maximum 10%     Asset Allocation
                                SA Boston Company Capital Growth
                                SA Columbia Technology
                                SA Franklin Small Company Value
                                SA Invesco Growth Opportunities
                                SA JPMorgan Emerging Markets
                                SA JPMorgan Mid-Cap Growth
                                SA Pyramis Real Estate
                                SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary.


                                      F-19



THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. The Income Credit is equal to a percentage ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. PLEASE SEE THE INCOME CREDIT TABLES ABOVE FOR THE INCOME CREDIT PERCENTAGE APPLICABLE TO YOUR CONTRACT. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than Income Credit Percentage and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elected, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s)' 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECT OF WITHDRAWALS ON POLARIS INCOME PLUS" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the


                                      F-20



applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.


What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Plus?

The fee for Polaris Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee


                                      F-21



rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract before the end of a Benefit Quarter, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


For Polaris Income Plus, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:



     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.

IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME PLUS PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under this Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


                                      F-22



In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit Percentage (applicable to you), an Income Credit equal to the difference between the RMD and Income Credit Percentage will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than the Income Credit Percentage, no Income Credit will be included in the calculation of the Income Base.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      F-23



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION
 REQUEST RECEIVED                CANCELLATION EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Plus are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or


                                      F-24



     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017



How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary; the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). Please see "How can the Income Base and Income Credit Base be increased?" below.


What determines the amount I can receive each year?

The amount that you receive depends on the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose an income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


                                      F-25




IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 29, 2016 AND OCTOBER 8, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:



  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)    4.90%  /  4.90%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2013 AND FEBRUARY 28, 2016, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 65 and Older)     5.50%  /  5.25%
 Two Covered Persons (Age 65 and Older)     5.0%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED BETWEEN FEBRUARY 11, 2013 AND APRIL 30, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


  NUMBER OF COVERED PERSONS AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)        BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JUNE 18, 2012 AND FEBRUARY 10, 2013, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)          BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND JUNE 17, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME
   COVERED PERSON AT FIRST WITHDRAWAL(1)         BUILDER
 One Covered Person (Age 64 and Younger)      4.0%  /  4.0%
 One Covered Person (Age 65 and Older)        5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)       4.5%  /  4.5%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGE RATES ARE APPLICABLE:


  NUMBER OF COVERED PERSONS AND          POLARIS             POLARIS
 AGE OF COVERED PERSON AT FIRST      INCOME BUILDER       INCOME BUILDER
          WITHDRAWAL(1)              INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)              5.5%  /  3.0%(2)     5.5%  /  3.0%(2)
 One Covered Person
 (Age 65 and Older)                  5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)              5.0%  /  3.0%(3)     5.0%  /  3.0%(3)
 Two Covered Persons
 (Age 65 and Older)                  5.0%  /  4.0%        6.0%  /  3.0%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      F-26




POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017: INCOME CREDIT

IF YOU CONTRACT WAS PURCHASED BETWEEN AUGUST 22, 2016 AND OCTOBER 8, 2017 AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:



    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         5.0%         Available during the first 12 Benefit Years -
                         the Income Credit is ELIMINATED in years
                                  withdrawals are taken

IF YOU CONTRACT WAS PURCHASED BETWEEN FEBRUARY 12, 2013 AND AUGUST 21, 2016 AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         6.0%         Available during the first 12 Benefit Years -
                         the Income Credit is ELIMINATED in years
                                  withdrawals are taken

IF YOU CONTRACT WAS PURCHASED PRIOR TO FEBRUARY 11, 2013 AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER), THE FOLLOWING INCOME CREDIT RATE IS APPLICABLE:


    INCOME CREDIT
 (AS A PERCENTAGE OF                      INCOME
 INCOME CREDIT BASE)                CREDIT AVAILABILITY
         8.0%         Available during the first 12 Benefit Years -
                         the Income Credit is ELIMINATED in years
                                  withdrawals are taken

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



POLARIS INCOME BUILDER FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017:
INVESTMENT REQUIREMENTS

IF YOUR CONTRACT WAS PURCHASED BETWEEN MAY 1, 2015 AND OCTOBER 8, 2017, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER, YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE FOLLOWING:




 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:

                   Goldman Sachs VIT Government Money Market Fund
                   SA American Funds(R) VCP Managed Asset Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each of these Variable Portfolios.



IF YOUR CONTRACT WAS PURCHASED BETWEEN JANUARY 23, 2012 AND APRIL 30, 2015, AND YOU ELECTED THE OPTIONAL POLARIS INCOME BUILDER(FORMERLY CALLED SUNAMERICA INCOME BUILDER), YOU MUST ALLOCATE YOUR ASSETS IN ACCORDANCE WITH THE
FOLLOWING:



                                      F-27





 20% Secure        Up to 80% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:

                   Goldman Sachs VIT Government Money Market Fund
                   SA American Funds(R) VCP Managed Asset Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Fixed Income Index
                   SA Fixed Income Intermediate Index
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA VCP Index Allocation
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.


IF YOUR CONTRACT WAS PURCHASED PRIOR TO JANUARY 23, 2012, AND YOU ELECTED THE OPTIONAL SUNAMERICA INCOME BUILDER (RENAMED POLARIS INCOME BUILDER) WITH FLEXIBLE ALLOCATION, THE FOLLOWING INVESTMENT REQUIREMENTS ARE APPLICABLE:


FLEXIBLE ALLOCATION - OPTIONS 1-3



 Option 1    10% Secure      90% in Allocation 1, 2 or 3 *; or
             Value Account   90% in Combination Allocation 1, 2 or 3*
                             * Please see the allocations for the formerly
                             available Polaris Portfolio Allocator Models
                             and 50%-50% Combination Models in the
                             POLARIS PORTFOLIO ALLOCATOR
                             PROGRAM and 50%-50% COMBINATION
                             MODEL PROGRAM FOR CONTRACTS
                             ISSUED PRIOR TO FEBRUARY 6, 2017
                             APPENDIX.
 Option 2    10% Secure      90% in one or more of the following Variable
             Value Account   Portfolios:
                             Franklin Income VIP Fund
                             SA Allocation Balanced
                             SA Allocation Moderate Growth
                             SA Allocation Moderate
                             SA American Funds(R) Asset Allocation
                             SA Edge Asset Allocation
                             SA JPMorgan Balanced
                             SA MFS Total Return
                             SA VCP Dynamic Allocation
                             SA VCP Dynamic Strategy
 Option 3    10% Secure      90% SA DFA Ultra Short Bond
             Value Account


FLEXIBLE ALLOCATION - BUILD-YOUR-OWN OPTION 4:



   INVESTMENT        FLEXIBLE                VARIABLE PORTFOLIOS
     GROUP          ALLOCATION            AND/OR DCA FIXED ACCOUNTS
 A. BOND, AND     Minimum 20%     SA DFA Ultra Short Bond
  DCA             Maximum 90%     SA Federated Corporate Bond
  FIXED                           SA Goldman Sachs Global Bond
  ACCOUNT                         SA JPMorgan MFS Core Bond
                                  SA Wellington Government and Quality
                                  Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS*
                                  DCA 6-Month
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. EQUITY         Minimum 0%     Franklin Founding Funds Allocation VIP
                  Maximum 70%     Fund
                                  Franklin Income VIP Fund
                                  Invesco V.I. American Franchise Fund
                                  Invesco V.I. Comstock Fund
                                  Invesco V.I. Growth and Income Fund
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA AB Small & Mid Cap Value
                                  SA Allocation Balanced
                                  SA Allocation Growth
                                  SA Allocation Moderate Growth
                                  SA Allocation Moderate
                                  SA American Funds(R) Asset Allocation
                                  SA American Funds(R) Global Growth
                                  SA American Funds(R) Growth
                                  SA American Funds(R) Growth-Income
                                  SA Dogs of Wall Street
                                  SA Edge Asset Allocation
                                  SA Franklin Foreign Value
                                  SA Janus Focused Growth
                                  SA JPMorgan Balanced
                                  SA JPMorgan Equity-Income
                                  SA JPMorgan Global Equities
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Blue Chip Growth
                                  SA MFS Massachusetts Investors Trust
                                  SA MFS Telecom Utility
                                  SA MFS Total Return
                                  SA Morgan Stanley International Equities
                                  SA Oppenheimer Main Street Large Cap
                                  SA PineBridge High-Yield Bond
                                  SA Putnam International Growth and
                                  Income
                                  SA VCP Dynamic Allocation
                                  SA VCP Dynamic Strategy
                                  SA Wellington Capital Appreciation
                                  SA Wellington Growth
                                  SA WellsCap Aggressive Growth
                                  SA WellsCap Fundamental Growth
 C. LIMITED        Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY          Maximum 10%     Asset Allocation
                                  SA Boston Company Capital Growth
                                  SA Columbia Technology
                                  SA Franklin Small Company Value
                                  SA Invesco Growth Opportunities
                                  SA JPMorgan Emerging Markets
                                  SA JPMorgan Mid-Cap Growth
                                  SA Pyramis Real Estate
                                  SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially


                                      F-28



limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios, DCA Fixed Accounts or 1-Year Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary. The MINIMUM INCOME BASE is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT. PLEASE SEE THE INCOME CREDIT TABLES ABOVE TO DETERMINE THE INCOME CREDIT APPLICABLE TO YOU.

The Income Credit may only be added to the Income Base IF NO WITHDRAWALS ARE TAKEN IN A BENEFIT YEAR. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally,


                                      F-29



if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME BUILDER?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.


                                      F-30



The impact of withdrawals on specific factors is further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in


                                      F-31



effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


For Polaris Income Builder, due to the investment requirements associated with the election of this living benefit, you may invest a portion of your assets in the following Variable Portfolios:



     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy

     o     SA VCP Index Allocation

Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.

IF YOU PURCHASED YOUR CONTRACT AND ELECTED SUNAMERICA INCOME BUILDER PRIOR TO JANUARY 23, 2012, THE FEE ADJUSTMENTS ARE BASED ON THE VALUE OF THE VIX ON EACH BENEFIT QUARTER ANNIVERSARY. All other calculations and fee rate parameters remain the same as the table above.



What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

No Income Credit will be included in the calculation of the Income Base when an RMD is taken.


                                      F-32



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Builder. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below:


   CANCELLATION                         CANCELLATION
 REQUEST RECEIVED                      EFFECTIVE DATE
     Years 1-5                  5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the receipt
                                 of the cancellation request

Once cancellation is effective, the guarantees under Polaris Income Builder are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person


                                      F-33



(generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF THE LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "Can I elect to cancel my Living Benefit?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

We reserve the right to modify, suspend or terminate the optional Living Benefits at any time for prospectively issued contracts.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked


                                      F-34



in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED PERSON OR
         SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1    Invest in one of the three available Allocations*:
       Allocation 1, Allocation 2 or Allocation 3
       or
       Invest in one of three available Combination Allocations*:
       Combination Allocation 1, 2 or 3
       * Please see the allocations for the formerly available
       Polaris Portfolio Allocator Models and 50%-50%
       Combination Models in the POLARIS PORTFOLIO
       ALLOCATOR PROGRAM and 50%-50% COMBINATION
       MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
       TO FEBRUARY 6, 2017 APPENDIX.
  2    Invest in one or more of the following Variable Portfolios:
       Franklin Income VIP Fund
       SA Allocation Balanced
       SA Allocation Moderate
       SA Allocation Moderate Growth
       SA American Funds Asset Allocation
       SA Edge Asset Allocation
       SA JPMorgan Balanced
       SA MFS Total Return
       SA VCP Dynamic Allocation
       SA VCP Dynamic Strategy
  3    Invest in the SA DFA Ultra Short Bond
  4    In accordance with the requirements outlined in the table
       below:





  INVESTMENT       INVESTMENT             VARIABLE PORTFOLIOS
     GROUP        REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. Bond,        Minimum 20%     SA DFA Ultra Short Bond
  Cash           Maximum 90%     SA Federated Corporate Bond
  and Fixed                      SA Goldman Sachs Global Bond
  Accounts                       SA JPMorgan MFS Core Bond
                                 SA Wellington Government and Quality
                                 Bond
                                 SA Wellington Real Return
                                 DCA FIXED ACCOUNTS*
                                 6-Month DCA
                                 1-Year DCA
                                 2-Year DCA
                                 FIXED ACCOUNTS
                                 1-Year Fixed (if available)


                                      F-35





  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Franklin Founding Funds Allocation VIP
                Maximum 70%     Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise Fund
                                Invesco V.I. Comstock Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset Allocation
                                SA American Funds Global Growth
                                SA American Funds Growth
                                SA American Funds Growth-Income
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Franklin Foreign Value
                                SA Janus Focused Growth
                                SA JPMorgan Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts investors Trust
                                SA MFS Telecom Utility
                                SA MFS Total Return
                                SA Morgan Stanley International Equities
                                SA Oppenheimer Main Street Large Cap
                                SA PineBridge High-Yield Bond
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital Appreciation
                                SA Wellington Growth
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental Growth
 C. Limited      Minimum 0%     SA Boston Company Capital Growth
  Equity        Maximum 10%     SA Columbia Technology
                                SA Franklin Small Company Value
                                SA Invesco Growth Opportunities
                                SA JPMorgan Emerging Markets
                                SA Multi-Managed Mid Cap Growth
                                SA Pyramis Real Estate
                                SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.


What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


                                      F-36



ELIGIBLE PURCHASE PAYMENTS


     FIRST CONTRACT YEAR             SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in contract
 Received                    years 2-5, capped at 100% of Purchase
                             Payments received in the first contract
                             year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.


                                      F-37



     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

                                      F-38



IF YOU ELECT TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE         AGE         AGE         AGE
       NON-QUALIFIED:
       Joint Owners(2)          45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


                                      F-39



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED                     CANCELLATION EFFECTIVE DATE
       Years 1-5                   5th Benefit Year Anniversary
      Years 6-10                   10th Benefit Year Anniversary
       Years 10+         Benefit Year Anniversary following the receipt of
                                     the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-40



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


MARKETLOCK INCOME PLUS


When and how may I elect MarketLock Income Plus?

You may have elected MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.


IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           ONE OWNER               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


    AGE OF THE COVERED PERSON AT          MAXIMUM ANNUAL
      TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday         5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


     AGE OF THE YOUNGER COVERED
    PERSON OR SURVIVING COVERED
      PERSON AT TIME OF FIRST             MAXIMUM ANNUAL
             WITHDRAWAL                WITHDRAWAL PERCENTAGE
        Prior to 65th birthday          4% of Income Base
      On or after 65th birthday        4.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from


                                      F-41



this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.


Are there investment requirements if I elect MarketLock Income Plus?

As long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:


     1.   Invest 100% in the SA DFA Ultra Short Bond Portfolio; or


     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO PROGRAM and 50%-50% COMBINATION PORTFOLIO ALLOCATOR MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:
          Franklin Income VIP Fund
          SA Allocation Balanced
          SA Allocation Moderate
          SA Allocation Moderate Growth
          SA American Funds(R) Asset Allocation
          SA Edge Asset Allocation
          SA JPMorgan Balanced
          SA MFS Total Return
          SA VCP Dynamic Allocation
          SA VCP Dynamic Strategy


     4.   In accordance with the requirements outlined in the table below:



  INVESTMENT       INVESTMENT                VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     SA DFA Ultra Short Bond
  Cash           Maximum 100%     SA Federated Corporate Bond
  and Fixed                       SA Goldman Sachs Global Bond
  Accounts                        SA JPMorgan MFS Core Bond
                                  SA Wellington Government and Quality
                                  Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)
 B. Equity        Minimum 0%      Franklin Founding Funds Allocation VIP
  Maximum         Maximum 70%     Fund
                                  Franklin Income VIP Fund
                                  Invesco V.I. American Franchise Fund
                                  Invesco V.I. Comstock Fund
                                  Lord Abbett Growth and Income
                                  SA AB Growth
                                  SA AB Small & Mid Cap Value
                                  SA Allocation Balanced
                                  SA Allocation Growth
                                  SA Allocation Moderate
                                  SA Allocation Moderate Growth
                                  SA American Funds Asset Allocation
                                  SA American Funds Global Growth
                                  SA American Funds Growth
                                  SA American Funds Growth-Income
                                  SA Dogs of Wall Street
                                  SA Edge Asset Allocation
                                  SA Franklin Foreign Value
                                  SA Janus Focused Growth
                                  SA JPMorgan Balanced
                                  SA JPMorgan Equity-Income
                                  SA JPMorgan Global Equities
                                  SA Legg Mason BW Large Cap Value
                                  SA MFS Blue Chip Growth
                                  SA MFS Massachusetts investors Trust
                                  SA MFS Telecom Utility
                                  SA MFS Total Return
                                  SA Morgan Stanley International Equities
                                  SA Oppenheimer Main Street Large Cap
                                  SA PineBridge High-Yield Bond
                                  SA VCP Dynamic Allocation
                                  SA VCP Dynamic Strategy
                                  SA Wellington Capital Appreciation
                                  SA Wellington Growth
                                  SA WellsCap Aggressive Growth
                                  SA WellsCap Fundamental Growth
 C. Limited       Minimum 0%      SA Boston Company Capital Growth
  Equity          Maximum 10%     SA Columbia Technology
                                  SA Franklin Small Company Value
                                  SA Invesco Growth Opportunities
                                  SA JPMorgan Emerging Markets
                                  SA Multi-Managed Mid Cap Growth
                                  SA Pyramis Real Estate
                                  SA Wellington Natural Resources


If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the


                                      F-42



Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH,we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable,


                                      F-43



the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.


What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual


                                      F-44



Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal. Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      1.10% of Income Base
 For Two Covered Persons     1.35% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of


                                      F-45



each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.


MARKETLOCK FOR LIFE PLUS


When and how may I elect MarketLock For Life Plus?

You may have elected MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECTED ONE COVERED PERSON:


                                   COVERED PERSON
                                 MINIMUM     MAXIMUM
                                   AGE       AGE(1)
           One Owner               45          80
   JOINT OWNERS (based on the
     age of the older Owner)       45          80

IF YOU ELECTED TWO COVERED PERSONS:


                               COVERED PERSON #1      COVERED PERSON #2
                              MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                                AGE        AGE(1)       AGE       AGE(1)
       NON-QUALIFIED:
        Joint Owners            45          80          45          85
       NON-QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)
         QUALIFIED:
       One Owner with
      Spousal Beneficiary       45          80          45        N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.


                                      F-46



What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


         AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday      5% of Income Base
              On or after 76th birthday           6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


      AGE OF THE YOUNGER COVERED PERSON
        OR SURVIVING COVERED PERSON AT              MAXIMUM ANNUAL
           TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
  At least age 45 but prior to 65th birthday      4% of Income Base
  At least age 65 but prior to 76th birthday     4.75% of Income Base
              On or after 76th birthday          5.75% of Income Base

As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.


Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:


     1.   Invest 100% in the SA DFA Ultra Short Bond Portfolio; or


     2. Invest 100% in either Allocation* 1, 2 or 3, or Combination Allocation* 1, 2 or 3; or

* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.

     3.   Invest 100% in one or a combination of the following Variable
          Portfolios:


          Franklin Income VIP Fund
          SA Allocation Balanced
          SA Allocation Moderate
          SA Allocation Moderate Growth
          SA American Funds(R) Asset Allocation
          SA Edge Asset Allocation
          SA JPMorgan Balanced
          SA MFS Total Return
          SA VCP Dynamic Allocation
          SA VCP Dynamic Strategy


     4. Invest in accordance with the requirements outlined in the table below:



  INVESTMENT       INVESTMENT              VARIABLE PORTFOLIOS
     GROUP         REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. Bond,         Minimum 30%     SA DFA Ultra Short Bond
  Cash           Maximum 100%     SA Federated Corporate Bond
  and Fixed                       SA Goldman Sachs Global Bond
  Accounts                        SA JPMorgan MFS Core Bond
                                  SA Wellington Government and Quality
                                  Bond
                                  SA Wellington Real Return
                                  DCA FIXED ACCOUNTS
                                  6-Month DCA
                                  1-Year DCA
                                  2-Year DCA
                                  FIXED ACCOUNTS
                                  1-Year Fixed (if available)


                                      F-47





  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. Equity       Minimum 0%     Franklin Founding Funds Allocation VIP
  Maximum       Maximum 70%     Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise Fund
                                Invesco V.I. Comstock Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA American Funds Asset Allocation
                                SA American Funds Global Growth
                                SA American Funds Growth
                                SA American Funds Growth-Income
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Franklin Foreign Value
                                SA Janus Focused Growth
                                SA JPMorgan Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts investors Trust
                                SA MFS Telecom Utility
                                SA MFS Total Return
                                SA Morgan Stanley International Equities
                                SA Oppenheimer Main Street Large Cap
                                SA PineBridge High-Yield Bond
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital Appreciation
                                SA Wellington Growth
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental Growth
 C. Limited      Minimum 0%     SA Boston Company Capital Growth
  Equity        Maximum 10%     SA Columbia Technology
                                SA Franklin Small Company Value
                                SA Invesco Growth Opportunities
                                SA JPMorgan Emerging Markets
                                SA Multi-Managed Mid Cap Growth
                                SA Pyramis Real Estate
                                SA Wellington Natural Resources


Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     o     any transfer or reallocation you initiate; or

     o     any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements promptly.


How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year;
          and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. We will not accept subsequent Purchase Payments after the 5th contract year. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE


                                      F-48



INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

    (a)        is the cumulative Eligible Purchase Payments; and

    (b) is the current Income Base, increased by the Income Credit, if any; and

    (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

    (a)        the Income Base calculated based on the maximum Anniversary
               Value; and

    (b)        the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than
(a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of
(a) and (b), where:

    (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

    (b)        is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments


                                      F-49



are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.


What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.


 NUMBER OF COVERED PERSONS       ANNUALIZED FEE
 For One Covered Person      0.95% of Income Base
 For Two Covered Persons     1.25% of Income Base

The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.


What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.


Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or


                                      F-50



younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.


ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFIT PROVISIONS

The following provides additional information applicable to MarketLock Income Plus and MarketLock For Life Plus.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or


                                      F-51



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"

In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?

The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee after the cancellation is effective and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?

The Living Benefit automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

                                      F-52

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.


                                      F-53

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX G - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




TABLE OF CONTENTS


Standard and Maximum Anniversary Value death
  benefits for contracts issued between June 20,
  2011 and April 30, 2017............................. G-1
Standard and Maximum Anniversary Value death
  benefits for contracts issued between May 1, 2009
  and June 19, 2011................................... G-4
Combination HV & Roll-Up death benefit for
  contracts issued prior to January 23, 2012.......... G-3


Certain Death Benefits are no longer offered or have changed since first being offered. None of the death benefits described below are currently being offered. If your contract was issued prior to May 1, 2017 and you elected the standard death benefit option or the optional Maximum Anniversary Value death benefit, the following provisions are applicable to the benefit you elected.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.


STANDARD DEATH BENEFIT

If you elected the standard death benefit, the Separate Account charge for your contract without election of any optional death benefit is 1.30% and includes the return of Purchase Payment Death Benefit fee of 0.15% as follows:


SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2017 (deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge........................... 1.30%
  Maximum Anniversary Value Death Benefit Fee, if
     elected........................................ 0.25%
  Early Access* Fee, if elected..................... 0.40%
                                                     ----
  MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES.......... 1.95%
                                                     ====

* The Early Access feature is available on contracts issued on or after May 2, 2016.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

THE FOLLOWING PROVISIONS APPLY TO THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Account and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary; or

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date; or

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


DEATH BENEFIT DEFINED TERMS

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that contract anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary.

THE FOLLOWING IS THE DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND JUNE 19, 2011.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

     a.   Contract value; or

     b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Net Purchase Payments; or

          b.  125% of Contract value.


STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2. Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2.   Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a.  Continuation Net Purchase Payments; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.


STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:

If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2.   The lesser of:

          a. Continuation Net Purchase Payments received prior to the first contract anniversary; or

          b.  125% of Contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX H - WITHDRAWAL CHARGE SCHEDULE, FREE WITHDRAWAL AMOUNT AND

      CONTRACT MAINTENANCE FEE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING IS THE WITHDRAWAL CHARGE SCHEDULE IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS ISSUED PRIOR TO JULY 18, 2011:


 YEARS SINCE PURCHASE
 PAYMENT RECEIPT           1       2       3       4       5       6       7   8+
 WITHDRAWAL CHARGE         7%      6%      6%      5%      4%      3%      2%  0%

THE FOLLOWING IS THE FREE WITHDRAWAL AMOUNT IF YOU PURCHASED YOUR CONTRACT PRIOR TO JULY 18, 2011.


FREE WITHDRAWAL AMOUNT

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     o Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     o Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1)    your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of
(1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1)    your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.


CONTRACT MAINTENANCE FEE

If you purchased your contract prior to June 20, 2011, the contract maintenance fee is $35 ($30 in New Mexico and North Dakota) and the fee may be waived if the contract value is $50,000 or more.


                                      H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX I - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL

             PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.

ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



  VARIABLE PORTFOLIOS      ALLOCATION 1     ALLOCATION 2     ALLOCATION 3     ALLOCATION 4*
 Invesco V.I. Comstock
   Fund                         5.00%            5.00%            6.00%           8.00%
 Invesco V.I. Growth
   and Income Fund              6.00%            7.00%            8.00%           8.00%
 SA AB Growth                   1.00%            1.00%            1.00%           2.00%
 SA AB Small & Mid
   Cap Value                    1.00%            1.00%            1.00%           2.00%
 SA American Funds(R)
   Global Growth                2.00%            3.00%            4.00%           6.00%
 SA American Funds(R)
   Growth-Income                0.00%            0.00%            1.00%           4.00%
 SA Boston Company
   Capital Growth               2.00%            3.00%            3.00%           4.00%
 SA DFA Ultra Short
   Bond                         2.00%            1.00%            0.00%           0.00%
 SA Dogs of Wall
   Street                       3.00%            3.00%            3.00%           5.00%
 SA Federated
   Corporate Bond              10.00%            8.00%            7.00%           1.00%
 SA Franklin Foreign
   Value                        3.00%            3.00%            3.00%           4.00%
 SA Franklin Small
   Company Value                0.00%            2.00%            2.00%           1.00%
 SA Goldman Sachs
   Global Bond                  4.00%            4.00%            2.00%           2.00%
 SA Janus Focused
   Growth                       0.00%            1.00%            1.00%           2.00%
 SA JPMorgan
   Emerging Markets             0.00%            1.00%            2.00%           2.00%
 SA JPMorgan
   Equity-Income                6.00%            7.00%            8.00%           8.00%
 SA JPMorgan MFS
   Core Bond                   17.00%           13.00%           10.00%           5.00%
 SA Legg Mason BW
   Large Cap Value              4.00%            4.00%            4.00%           5.00%
 SA MFS Blue Chip
   Growth                       2.00%            3.00%            4.00%           4.00%
 SA MFS
   Massachusetts
   Investors Trust              6.00%            6.00%            7.00%           8.00%
 SA Morgan Stanley
   International
   Equities                     3.00%            3.00%            4.00%           5.00%
 SA Oppenheimer Main
   Street Large Cap             3.00%            4.00%            4.00%           6.00%
 SA PineBridge
   High-Yield Bond              4.00%            3.00%            2.00%           0.00%
 SA Pyramis Real
   Estate                       0.00%            0.00%            0.00%           1.00%
 SA Wellington Capital
   Appreciation                 3.00%            3.00%            4.00%           5.00%
 SA Wellington
   Government and
   Quality Bond                 8.00%            8.00%            7.00%           2.00%
 SA Wellington Real
   Return                       5.00%            3.00%            2.00%           0.00%
                 TOTAL           100%             100%             100%            100%


* Allocation 4 above is only available if you elected the Polaris Income Plus Daily Living Benefit prior to February 6, 2017.


                                      I-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      I-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                          [POLARIS PLATINUM III LOGO]
                                   PROSPECTUS


                                OCTOBER 9, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 9, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund      Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                 Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                              AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio               AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation   Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio       BlackRock Investment Management, LLC
  SA Boston Company Capital Growth Portfolio          The Boston Company Asset Management, LLC
  SA Columbia Technology Portfolio                    Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                   Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                    SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                  Principal Global Investors, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                           MANAGED BY:
  SA Federated Corporate Bond Portfolio                     Federated Investment Management Company
  SA Fixed Income Index Portfolio(2)                        SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(2)           SunAmerica Asset Management, LLC
  SA Franklin Foreign Value Portfolio                       Templeton Investment Counsel, LLC
  SA Franklin Small Company Value Portfolio                 Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Allocation          Goldman Sachs Asset Management, L.P.
    Portfolio(2)
  SA Index Allocation 60/40 Portfolio                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio                       SunAmerica Asset Management, LLC
  SA International Index Portfolio(2)                       SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC
  SA JPMorgan Balanced Portfolio                            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                            Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.
  SA Large Cap Index Portfolio(2)                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(2)         QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio            Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                          Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(2)                          Massachusetts Financial Services Company
  SA Mid Cap Index Portfolio(2)                             SunAmerica Asset Management, LLC
  SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                   PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC
  SA Pyramis Real Estate Portfolio                          FIAM LLC
  SA Schroders VCP Global Allocation Portfolio              Schroder Investment Management North America Inc.
  SA Small Cap Index Portfolio(2)                           SunAmerica Asset Management, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(2)     T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio                   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio(2)                      SunAmerica Asset Management, LLC and T. Rowe Price
                                                            Associates, Inc.
  SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio       Wellington Management Company LLP
  SA Wellington Growth Portfolio                            Wellington Management Company LLP
  SA Wellington Multi-Asset Income Portfolio                Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                 Wellington Management Company LLP
  SA Wellington Real Return Portfolio                       Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio                  Wells Capital Management Incorporated


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


2 Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY....................................................   4
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
   Maximum Owner Transaction Expenses.......................   7
   Contract Maintenance Fee.................................   7
   Separate Account Charges.................................   7
   Additional Optional Feature Fees.........................   7
      Optional Polaris Income Plus and Polaris Income
        Builder
        Fee.................................................   7
      Optional Polaris Income Plus Daily Fee................   7
   Total Annual Portfolio Operating Expenses................   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS PLATINUM III
  VARIABLE ANNUITY..........................................  10
   Allocation of Purchase Payments..........................  11
   Accumulation Units.......................................  12
   Free Look................................................  12
   Exchange Offers..........................................  13
   Important Information for Military Servicemembers........  13
INVESTMENT OPTIONS..........................................  13
   Variable Portfolios......................................  13
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)....................................  14
      Franklin Templeton Variable Insurance Products Trust..  14
        .
      Goldman Sachs Variable Insurance Trust................  14
      Lord Abbett Series Fund, Inc..........................  14
      Anchor Series Trust...................................  14
      Seasons Series Trust..................................  14
      SunAmerica Series Trust...............................  14
   Substitution, Addition or Deletion of Variable             18
     Portfolios.............................................
   Fixed Accounts...........................................  18
   Dollar Cost Averaging Fixed Accounts.....................  18
   Dollar Cost Averaging Program............................  19
   Transfers During the Accumulation Phase..................  19
   Automatic Asset Rebalancing Program......................  22
   Voting Rights............................................  22
ACCESS TO YOUR MONEY........................................  22
   Free Withdrawal Amount...................................  22
   Systematic Withdrawal Program............................  24
   Nursing Home Waiver......................................  24
   Minimum Contract Value...................................  24
   Qualified Contract Owners................................  24
OPTIONAL LIVING BENEFITS....................................  24
   Polaris Income Plus, Polaris Income Builder and Polaris
     Income Plus Daily......................................  27
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS................  36
DEATH BENEFITS..............................................  40
   Beneficiary Continuation Programs........................  40
   Death Benefit Defined Terms..............................  41
   Death Benefit Options....................................  42
   Contract Value Death Benefit.............................  42
   Return of Purchase Payment Death Benefit.................  42
   Maximum Anniversary Value Death Benefit..................  42
   Spousal Continuation.....................................  43
EXPENSES....................................................  43
   Separate Account Charges.................................  44
   Withdrawal Charges.......................................  44
   Underlying Fund Expenses.................................  44
   Contract Maintenance Fee.................................  45
   Transfer Fee.............................................  45
   Optional Living Benefit Fees.............................  45
   Optional Polaris Income Plus, Polaris Income Builder and
     Polaris Income Plus Daily Living Benefit Fee...........  45
   Return of Purchase Payment Death Benefit Fee.............  45
   Maximum Anniversary Value Death Benefit Fee..............  45
   Premium Tax..............................................  46
   Income Taxes.............................................  46
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited.......................................  46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT..................................................  46
ANNUITY INCOME OPTIONS......................................  48
   The Income Phase.........................................  48
   Annuity Income Options...................................  48
   Fixed or Variable Annuity Income Payments................  49
   Annuity Income Payments..................................  49
   Transfers During the Income Phase........................  49
   Deferment of Payments....................................  49
TAXES.......................................................  50
   Annuity Contracts in General.............................  50
   Tax Treatment of Distributions - Non-Qualified Contracts.  50
   Tax Treatment of Distributions - Qualified Contracts.....  51
   Required Minimum Distributions...........................  52
   Tax Treatment of Death Benefits..........................  52
   Tax Treatment of Optional Living Benefits................  53
   Contracts Owned by a Trust or Corporation................  53
   Foreign Account Tax Compliance ("FATCA").................  53
   Other Withholding Tax....................................  53
   Gifts, Pledges and/or Assignments of a Contract..........  53
   Diversification and Investor Control.....................  54
OTHER INFORMATION...........................................  54
   The Distributor..........................................  54
   The Company..............................................  54
   The Separate Account.....................................  55
   The General Account......................................  55
   Financial Statements.....................................  56
   Administration...........................................  56
   Legal Proceedings........................................  56
   Registration Statements..................................  57
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............  57
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME PLUS
  DAILY FEE................................................. C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............. D-1
APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... E-1


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,500,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges, if no death benefits for additional fees are elected, which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM III VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE
ACCESS TO YOUR MONEY AND TAXES IN THE
PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.15%
  Return of Purchase Payment Death Benefit Fee
     if elected................................... 0.15%
  Maximum Anniversary Value Death Benefit Fee
     if elected................................... 0.40%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.55%
                                                   ====


ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(5)



                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.00%          2.50%
  For Two Covered Persons.....      1.25%          2.50%


OPTIONAL POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(5)



                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.15%          2.50%
  For Two Covered Persons.....      1.35%          2.50%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.33%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your total separate account annual expenses would be 1.15%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.


                                       7

 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy or SA VCP Index Allocation Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.




                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%



   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).


 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 1.11% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.11%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.


                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 2.33%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,208      $2,288      $3,331      $5,887


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $408     $1,688      $2,931      $5,887



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%**)





(1)   If you surrender your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $966     $1,139      $1,338      $2,053

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $166     $539        $938        $2,053


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base which is used to calculate the Polaris Income Plus Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflect the Anchor Series Trust 1.22% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            THE POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       PURCHASING A POLARIS PLATINUM III

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT*          PAYMENT       PAYMENT
        Qualified         $ 4,000             $500           $100
      Non-Qualified       $10,000             $500           $100

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       10



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


                                       11



An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must


                                       12



mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


                                       13



Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial representative regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.


                                       14



            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.
            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION PORTFOLIO SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

            SA T. ROWE PRICE VCP BALANCED PORTFOLIO

            SA VCP INDEX ALLOCATION PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   -----------------
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Invesco V.I. American Franchise Fund*            Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Comstock Fund*                      Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund              Invesco Advisers, Inc.                           AVIF       STOCK
Lord Abbett Growth and Income Portfolio          Lord, Abbett & Co. LLC                           LASF       STOCK
SA AB Growth Portfolio                           AllianceBernstein L.P.                           SAST       STOCK
SA AB Small & Mid Cap Value Portfolio            AllianceBernstein L.P.                           SAST       STOCK
SA Allocation Balanced Portfolio                 SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Growth Portfolio                   SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Moderate Growth Portfolio          SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA Allocation Moderate Portfolio                 SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
SA American Funds(R) Asset Allocation            Capital Research and Management Company          SAST       ASSET ALLOCATION
 Portfolio
SA American Funds(R) Global Growth Portfolio     Capital Research and Management Company          SAST       STOCK
SA American Funds(R) Growth Portfolio            Capital Research and Management Company          SAST       STOCK
SA American Funds(R) Growth-Income               Capital Research and Management Company          SAST       STOCK
 Portfolio
SA American Funds(R) VCP Managed Asset           Capital Research and Management Company          SAST       ASSET ALLOCATION
 Allocation Portfolio
SA BlackRock Multi-Asset Income Portfolio        BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA Boston Company Capital Growth Portfolio       The Boston Company Asset Management, LLC         SAST       STOCK
SA Columbia Technology Portfolio                 Columbia Management Investment Advisers, LLC     SAST       STOCK
SA DFA Ultra Short Bond Portfolio                Dimensional Fund Advisors LP                     SAST       BOND
SA Dogs of Wall Street Portfolio*                SunAmerica Asset Management, LLC                 SAST       STOCK
SA Edge Asset Allocation Portfolio               Principal Global Investors, LLC                  AST        ASSET ALLOCATION
SA Federated Corporate Bond Portfolio            Federated Investment Management Company          SAST       BOND
SA Fixed Income Index Portfolio                  SunAmerica Asset Management, LLC                 SAST       BOND
SA Fixed Income Intermediate Index Portfolio     SunAmerica Asset Management, LLC                 SAST       BOND
SA Franklin Foreign Value Portfolio              Templeton Investment Counsel, LLC                SAST       STOCK
SA Franklin Small Company Value Portfolio        Franklin Advisory Services, LLC                  SAST       STOCK
SA Goldman Sachs Global Bond Portfolio           Goldman Sachs Asset Management International     SAST       BOND
SA Goldman Sachs Multi-Asset Insights            Goldman Sachs Asset Management, L.P.             SAST       ASSET ALLOCATION
 Allocation Portfolio
SA Index Allocation 60/40 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 90/10 Portfolio              SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA International Index Portfolio                 SunAmerica Asset Management, LLC                 SAST       STOCK
SA Invesco Growth Opportunities Portfolio        Invesco Advisers, Inc.                           SAST       STOCK
SA Invesco VCP Equity-Income Portfolio           Invesco Advisers, Inc.                           SAST       ASSET ALLOCATION
SA Janus Focused Growth Portfolio                Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan Balanced Portfolio                   J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
SA JPMorgan Emerging Markets Portfolio           J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Equity-Income Portfolio              J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Global Equities Portfolio            J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan MFS Core Bond Portfolio              J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio             J.P. Morgan Investment Management Inc.           SAST       STOCK
SA Large Cap Index Portfolio                     SunAmerica Asset Management, LLC                 SAST       STOCK
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
 Portfolio
SA Legg Mason Tactical Opportunities             QS Investors, LLC                                SAST       ASSET ALLOCATION
 Portfolio
SA MFS Blue Chip Growth Portfolio                Massachusetts Financial Services Company         SAST       STOCK
SA MFS Massachusetts Investors                   Massachusetts Financial Services Company         SAST       STOCK
 Trust Portfolio*
SA MFS Telecom Utility Portfolio                 Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return Portfolio*                   Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Mid Cap Index Portfolio                       SunAmerica Asset Management, LLC                 SAST       STOCK



                                       16



UNDERLYING FUNDS                                 MANAGED BY:                                       TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   -------   -----------------
SA Morgan Stanley International Equities         Morgan Stanley Investment Management Inc.        SAST      STOCK
 Portfolio
SA Oppenheimer Main Street Large Cap             OppenheimerFunds, Inc.                           SAST      STOCK
 Portfolio
SA PIMCO VCP Tactical Balanced Portfolio         Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
SA PineBridge High-Yield Bond Portfolio          PineBridge Investments LLC                       SAST      BOND
SA Putnam Asset Allocation Diversified           Putnam Investment Management, LLC                SST       ASSET ALLOCATION
 Growth Portfolio
SA Putnam International Growth and Income        Putnam Investment Management, LLC                SAST      STOCK
 Portfolio
SA Pyramis Real Estate Portfolio                 FIAM LLC                                         SAST      STOCK
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST      ASSET ALLOCATION
                                                 Inc.
SA Small Cap Index Portfolio                     SunAmerica Asset Management, LLC                 SAST      STOCK
SA T. Rowe Price Asset Allocation Growth         T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
 Portfolio
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
SA VCP Dynamic Allocation Portfolio              SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SA VCP Dynamic Strategy Portfolio                SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SA VCP Index Allocation Portfolio                SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                 T. Rowe Price Associates, Inc.
SA Wellington Capital Appreciation Portfolio     Wellington Management Company LLP                AST       STOCK
SA Wellington Government and Quality Bond        Wellington Management Company LLP                AST       BOND
 Portfolio
SA Wellington Growth Portfolio                   Wellington Management Company LLP                AST       STOCK
SA Wellington Multi-Asset Income Portfolio       Wellington Management Company LLP                AST       ASSET ALLOCATION
SA Wellington Natural Resources Portfolio        Wellington Management Company LLP                AST       STOCK
SA Wellington Real Return Portfolio              Wellington Management Company LLP                SST       BOND
SA WellsCap Aggressive Growth Portfolio          Wells Capital Management Incorporated            SAST      STOCK
SA WellsCap Fundamental Growth Portfolio         Wells Capital Management Incorporated            SAST      STOCK



* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time


                                       18



frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the


                                       19



telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer


                                       20



privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from


                                       21



Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each


                                       22



year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.


We calculate charges upon surrender of the contract on the day after we receive your request in Good Order. We will return to you your contract value less any applicable fees and charges within 7 calendar days of the request.


The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


                                       23



Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.


                                       24



Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The Minimum Income Base structure differs from that which is available on Polaris Income Plus and Polaris Income Builder. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.


GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       25



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect a Living Benefit.


If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish an automatic subsequent purchase payment plan with election of the living benefit, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      5%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


                                       26



MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus and Polaris Income Builder living benefits as follows:


      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the


                                       27

Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


                                       28


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON
               AT FIRST WITHDRAWAL(1)                   POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)                     5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)                    4.90%  /  4.90%

POLARIS INCOME PLUS DAILY


                                                         POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                     3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                     4.75%  /  2.75%(4)     4.75%  /  2.75%(4)     3.50%  /  3.50%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                    3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                    4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       29

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with the following:



 10% Secure      Up to 90% in one or more of the following Variable Portfolios, except as
 Value Account   otherwise noted:
                 Goldman Sachs VIT Government Money Market Fund
                 SA DFA Ultra Short Bond
                 SA Federated Corporate Bond
                 SA Fixed Income Index
                 SA Fixed Income Intermediate Index
                 SA Goldman Sachs Global Bond
                 SA JPMorgan MFS(R) Core Bond
                 SA VCP Dynamic Allocation
                 SA VCP Dynamic Strategy
                 SA VCP Index Allocation
                 SA Wellington Government and Quality Bond
                 SA Wellington Real Return
                 DCA FIXED ACCOUNTS*:
                 6-Month DCA
                 1-Year DCA
                 * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.



 10% Secure      Up to 50% in each of these Variable Portfolios:
 Value Account
                 SA American Funds(R) VCP Managed Asset Allocation
                 SA BlackRock VCP Global Multi Asset
                 SA Invesco VCP Equity-Income
                 SA PIMCO VCP Tactical Balanced
                 SA Schroders VCP Global Allocation
                 SA T. Rowe Price VCP Balanced


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3


If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:




 10% Secure      Up to 90% in one or more of the following Variable Portfolios:
 Value Account
                 INDIVIDUALLY MANAGED ASSET ALLOCATION PORTFOLIOS:
                 SA American Funds Asset Allocation
                 SA BlackRock Multi-Asset Income
                 SA Edge Asset Allocation
                 SA Goldman Sachs Multi-Asset Insights Allocation
                 SA JPMorgan Balanced
                 SA Legg Mason Tactical Opportunities
                 SA MFS Total Return
                 SA Putnam Asset Allocation Diversified Growth
                 SA T. Rowe Price Asset Allocation Growth
                 SA Wellington Multi-Asset Income
                 VOLATILITY CONTROL PORTFOLIOS:
                 SA American Funds VCP Managed Asset Allocation
                 SA BlackRock VCP Global Multi Asset
                 SA Invesco VCP Equity-Income
                 SA PIMCO VCP Tactical Balanced
                 SA Schroders VCP Global Allocation
                 SA T. Rowe Price VCP Balanced
                 SA VCP Dynamic Allocation
                 SA VCP Dynamic Strategy
                 SA VCP Index Allocation



 10% Secure      FIXED INCOME AND MONEY MARKET PORTFOLIOS:
 Value Account   Goldman Sachs VIT Government Money Market Fund
                 SA DFA Ultra Short Bond
                 SA Federated Corporate Bond
                 SA Fixed Income Index
                 SA Fixed Income Intermediate Index
                 SA Goldman Sachs Global Bond
                 SA JPMorgan MFS Core Bond
                 SA Wellington Government and Quality Bond
                 SA Wellington Real Return
                 INDEX FUND-OF-FUNDS PORTFOLIOS:
                 SA Index Allocation 90/10
                 SA Index Allocation 80/20
                 SA Index Allocation 60/40
                 ACTIVELY MANAGED FUND-OF-FUNDS:
                 SA Allocation Balanced
                 SA Allocation Growth
                 SA Allocation Moderate
                 SA Allocation Moderate Growth
                 DCA FIXED ACCOUNTS*
                 6-Month DCA
                 1-Year DCA
                 * You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.



                                       30



How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year


                                       31



are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by


                                       32



multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a


                                       33



result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.


                                       34



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


OPTIONAL POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).



OPTIONAL POLARIS INCOME PLUS DAILY FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum


                                       35



annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:


     o     SA American Funds(R) VCP Managed Asset Allocation Portfolio


     o     SA BlackRock VCP Global Multi Asset Portfolio


     o     SA Invesco VCP Equity-Income Portfolio

     o     SA PIMCO VCP Tactical Balanced Portfolio


     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio


     o     SA VCP Dynamic Allocation Portfolio

     o     SA VCP Dynamic Strategy Portfolio

     o     SA VCP Index Allocation Portfolio


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is


                                       36



not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              65              80
      Joint Owners(1)           65              80

POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           65          80          65        N/A(3)


(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


                                       37



What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       38



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                       39



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the first contract anniversary from your contract issue date.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS


                                       40



required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The Beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current


                                       41



contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS


CONTRACT VALUE DEATH BENEFIT

The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation.

The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that all Death Benefits may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.



RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.


The Maximum Anniversary Value death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract


                                       42



          value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated; or


          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or


                                       43



administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds). This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


                                       44



CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).



POLARIS INCOME PLUS DAILY



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.15%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%     (+or-)0.40%



* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the Return of Purchase Payment death benefit, the annualized fee is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

If you elect the Maximum Anniversary Value death benefit, the fee is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


                                       45



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.20% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special


                                       46



compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or


                                       47



affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


                                       48



ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR


                                       49



MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY
BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S
UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS
OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


                                       50



On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement


                                       51



that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are


                                       52



purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


                                       53



DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of


                                       54



state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


                                       55



FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire


                                       56

into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of October 2, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       57

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION        ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10        12/31/11        12/31/12
============================================================ ============= =============== =============== ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607     (a)$8.523       (a)$9.275       (a)$9.014
                                                             (b)$6.606     (b)$8.443       (b)$9.089       (b)$8.772
 Ending AUV................................................. (a)$8.523     (a)$9.275       (a)$9.014       (a)$10.261
                                                             (b)$8.443     (b)$9.089       (b)$8.772       (b)$9.922
 Ending Number of AUs....................................... (a)143,175    (a)305,497      (a)583,043      (a)555,601
                                                             (b)16         (b)15           (b)13,720       (b)13,350

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300     (a)$9.454       (a)$10.514      (a)$10.625
                                                             (b)$7.298     (b)$9.378       (b)$10.363      (b)$10.405
 Ending AUV................................................. (a)$9.454     (a)$10.514      (a)$10.625      (a)$11.815
                                                             (b)$9.378     (b)$10.363      (b)$10.405      (b)$11.494
 Ending Number of AUs....................................... (a)39,082     (a)587,958      (a)1,614,375    (a)2,098,825
                                                             (b)2,742      (b)5,099        (b)35,105       (b)29,071

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A        (b)N/A          (b)N/A          (b)N/A

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.461     (a)$10.054      (a)$11.863      (a)$10.961
                                                             (b)$7.459     (b)$9.982       (b)$11.658      (b)$10.623
 Ending AUV................................................. (a)$10.054    (a)$11.863      (a)$10.961      (a)$12.269
                                                             (b)$9.982     (b)$11.658      (b)$10.623      (b)$11.813
 Ending Number of AUs....................................... (a)4,003      (a)54,048       (a)132,872      (a)123,702
                                                             (b)3,929      (b)9            (b)4,937        (b)623

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.362     (a)$8.362       (a)$9.549       (a)$9.227
                                                             (b)$6.360     (b)$8.311       (b)$9.430       (b)$9.053
 Ending AUV................................................. (a)$8.362     (a)$9.549       (a)$9.227       (a)$10.832
                                                             (b)$8.311     (b)$9.430       (b)$9.053       (b)$10.558
 Ending Number of AUs....................................... (a)149,295    (a)1,361,769    (a)3,289,778    (a)3,527,130
                                                             (b)21,196     (b)44,446       (b)82,099       (b)92,931

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.868     (a)$8.977       (a)$9.941       (a)$9.590
                                                             (b)$6.866     (b)$8.920       (b)$9.814       (b)$9.406
 Ending AUV................................................. (a)$8.977     (a)$9.941       (a)$9.590       (a)$10.824
                                                             (b)$8.920     (b)$9.814       (b)$9.406       (b)$10.548
 Ending Number of AUs....................................... (a)159,241    (a)1,543,848    (a)3,878,109    (a)4,391,782
                                                             (b)18,694     (b)69,419       (b)110,493      (b)110,609

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.314     (a)$7.910       (a)$9.167       (a)$8.498
                                                             (b)$6.313     (b)$7.867       (b)$9.058       (b)$8.343
 Ending AUV................................................. (a)$7.910     (a)$9.167       (a)$8.498       (a)$9.402
                                                             (b)$7.867     (b)$9.058       (b)$8.343       (b)$9.171
 Ending Number of AUs....................................... (a)88,350     (a)677,384      (a)1,866,796    (a)2,173,904
                                                             (b)5,286      (b)18,975       (b)50,607       (b)53,403

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261       (a)$12.538       (a)$12.728       (a)$11.783
                                                             (b)$9.922        (b)$12.044       (b)$12.148       (b)$11.173
 Ending AUV................................................. (a)$12.538       (a)$12.728       (a)$11.783       (a)$13.165
                                                             (b)$12.044       (b)$12.148       (b)$11.173       (b)$12.403
 Ending Number of AUs....................................... (a)617,081       (a)755,589       (a)616,339       (a)551,897
                                                             (b)17,141        (b)14,720        (b)14,317        (b)13,132

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815       (a)$13.289       (a)$13.723       (a)$12.590
                                                             (b)$11.494       (b)$12.845       (b)$13.179       (b)$12.012
 Ending AUV................................................. (a)$13.289       (a)$13.723       (a)$12.590       (a)$14.171
                                                             (b)$12.845       (b)$13.179       (b)$12.012       (b)$13.433
 Ending Number of AUs....................................... (a)2,132,029     (a)2,363,425     (a)2,356,364     (a)2,253,529
                                                             (b)32,331        (b)26,318        (b)27,764        (b)25,803

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.917
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.875
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)3,170,077
                                                             (b)N/A           (b)N/A           (b)N/A           (b)160,945

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.269       (a)$16.931       (a)$18.078       (a)$18.692
                                                             (b)$11.813       (b)$16.035       (b)$17.010       (b)$17.474
 Ending AUV................................................. (a)$16.931       (a)$18.078       (a)$18.692       (a)$18.823
                                                             (b)$16.035       (b)$17.010       (b)$17.474       (b)$17.483
 Ending Number of AUs....................................... (a)109,309       (a)114,164       (a)95,315        (a)106,404
                                                             (b)0             (b)0             (b)0             (b)2,118

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.832       (a)$14.505       (a)$15.620       (a)$14.464
                                                             (b)$10.558       (b)$14.047       (b)$15.029       (b)$13.826
 Ending AUV................................................. (a)$14.505       (a)$15.620       (a)$14.464       (a)$16.703
                                                             (b)$14.047       (b)$15.029       (b)$13.826       (b)$15.863
 Ending Number of AUs....................................... (a)3,272,884     (a)3,241,381     (a)3,343,626     (a)3,215,414
                                                             (b)85,731        (b)78,531        (b)72,075        (b)63,316

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.824       (a)$14.294       (a)$15.515       (a)$14.807
                                                             (b)$10.548       (b)$13.839       (b)$14.924       (b)$14.151
 Ending AUV................................................. (a)$14.294       (a)$15.515       (a)$14.807       (a)$17.456
                                                             (b)$13.839       (b)$14.924       (b)$14.151       (b)$16.575
 Ending Number of AUs....................................... (a)3,990,342     (a)3,854,008     (a)3,840,233     (a)3,636,060
                                                             (b)102,557       (b)96,992        (b)93,976        (b)82,413

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.402        (a)$12.613       (a)$13.403       (a)$12.851
                                                             (b)$9.171        (b)$12.223       (b)$12.905       (b)$12.293
 Ending AUV................................................. (a)$12.613       (a)$13.403       (a)$12.851       (a)$14.857
                                                             (b)$12.223       (b)$12.905       (b)$12.293       (b)$14.120
 Ending Number of AUs....................................... (a)1,888,694     (a)1,734,729     (a)1,615,549     (a)1,403,219
                                                             (b)46,751        (b)41,253        (b)42,200        (b)37,910

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466     (a)$9.759        (a)$10.592       (a)$10.189
                                                             (b)$7.464     (b)$9.664        (b)$10.374       (b)$9.892
 Ending AUV................................................. (a)$9.759     (a)$10.592       (a)$10.189       (a)$11.698
                                                             (b)$9.664     (b)$10.374       (b)$9.892        (b)$11.283
 Ending Number of AUs....................................... (a)4,893      (a)31,223        (a)110,822       (a)216,259
                                                             (b)14         (b)14            (b)940           (b)2,696

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372     (a)$9.864        (a)$12.222       (a)$11.073
                                                             (b)$7.371     (b)$9.800        (b)$12.063       (b)$10.858
 Ending AUV................................................. (a)$9.864     (a)$12.222       (a)$11.073       (a)$12.930
                                                             (b)$9.800     (b)$12.063       (b)$10.858       (b)$12.597
 Ending Number of AUs....................................... (a)149,907    (a)1,412,358     (a)3,884,706     (a)4,290,770
                                                             (b)16,288     (b)44,449        (b)96,712        (b)103,332

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.759       (a)$11.481       (a)$11.385
                                                             (b)N/A        (b)$10.548       (b)$11.180       (b)$11.014
 Ending AUV................................................. (a)N/A        (a)$11.481       (a)$11.385       (a)$12.441
                                                             (b)N/A        (b)$11.180       (b)$11.014       (b)$11.958
 Ending Number of AUs....................................... (a)N/A        (a)735,665       (a)2,126,800     (a)2,873,463
                                                             (b)N/A        (b)8,184         (b)20,339        (b)42,531

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.215       (a)$11.173       (a)$10.301
                                                             (b)N/A        (b)$10.016       (b)$10.874       (b)$9.960
 Ending AUV................................................. (a)N/A        (a)$11.173       (a)$10.301       (a)$11.679
                                                             (b)N/A        (b)$10.874       (b)$9.960        (b)$11.220
 Ending Number of AUs....................................... (a)N/A        (a)46,920        (a)226,663       (a)225,686
                                                             (b)N/A        (b)6,992         (b)45,099        (b)39,944

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.617       (a)$11.425       (a)$11.063
                                                             (b)N/A        (b)$10.410       (b)$11.133       (b)$10.710
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.063       (a)$12.205
                                                             (b)N/A        (b)$11.133       (b)$10.710       (b)$11.739
 Ending Number of AUs....................................... (a)N/A        (a)790,445       (a)2,921,500     (a)3,693,297
                                                             (b)N/A        (b)15,089        (b)36,886        (b)56,257

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$10.303       (a)$11.155       (a)$10.620
                                                             (b)N/A        (b)$10.100       (b)$10.863       (b)$10.275
 Ending AUV................................................. (a)N/A        (a)$11.155       (a)$10.620       (a)$11.834
                                                             (b)N/A        (b)$10.863       (b)$10.275       (b)$11.375
 Ending Number of AUs....................................... (a)N/A        (a)874,350       (a)2,789,887     (a)3,053,471
                                                             (b)N/A        (b)82,764        (b)108,968       (b)90,817

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.675     (a)$9.248        (a)$10.223       (a)$10.190
                                                             (b)$7.673     (b)$9.139        (b)$10.026       (b)$9.929
 Ending AUV................................................. (a)$9.248     (a)$10.223       (a)$10.190       (a)$11.646
                                                             (b)$9.139     (b)$10.026       (b)$9.929        (b)$11.273
 Ending Number of AUs....................................... (a)18,473     (a)661,124       (a)1,396,870     (a)1,539,848
                                                             (b)13         (b)17,259        (b)46,165        (b)41,821

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.598     (a)$10.333       (a)$11.362       (a)$10.190
                                                             (b)$7.597     (b)$10.269       (b)$11.219       (b)$9.996
 Ending AUV................................................. (a)$10.333    (a)$11.362       (a)$10.190       (a)$12.294
                                                             (b)$10.269    (b)$11.219       (b)$9.996        (b)$11.983
 Ending Number of AUs....................................... (a)214,389    (a)2,106,282     (a)5,656,679     (a)5,825,024
                                                             (b)23,265     (b)75,062        (b)141,456       (b)137,526

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698       (a)$15.831       (a)$17.796       (a)$19.495
                                                             (b)$11.283       (b)$15.172       (b)$16.944       (b)$18.442
 Ending AUV................................................. (a)$15.831       (a)$17.796       (a)$19.495       (a)$19.736
                                                             (b)$15.172       (b)$16.944       (b)$18.442       (b)$18.549
 Ending Number of AUs....................................... (a)193,980       (a)223,689       (a)351,582       (a)368,391
                                                             (b)2,766         (b)6,919         (b)9,013         (b)6,998

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.930       (a)$17.544       (a)$18.852       (a)$17.478
                                                             (b)$12.597       (b)$16.982       (b)$18.129       (b)$16.700
 Ending AUV................................................. (a)$17.544       (a)$18.852       (a)$17.478       (a)$21.506
                                                             (b)$16.982       (b)$18.129       (b)$16.700       (b)$20.415
 Ending Number of AUs....................................... (a)3,783,732     (a)3,499,705     (a)3,520,275     (a)2,976,295
                                                             (b)86,267        (b)77,530        (b)77,139        (b)66,961

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.441       (a)$13.691       (a)$14.233       (a)$13.862
                                                             (b)$11.958       (b)$13.074       (b)$13.504       (b)$13.067
 Ending AUV................................................. (a)$13.691       (a)$14.233       (a)$13.862       (a)$14.400
                                                             (b)$13.074       (b)$13.504       (b)$13.067       (b)$13.486
 Ending Number of AUs....................................... (a)2,837,507     (a)2,846,362     (a)2,717,493     (a)2,722,154
                                                             (b)44,150        (b)38,031        (b)34,301        (b)29,394

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.679       (a)$14.260       (a)$14.812       (a)$14.347
                                                             (b)$11.220       (b)$13.610       (b)$14.045       (b)$13.516
 Ending AUV................................................. (a)$14.260       (a)$14.812       (a)$14.347       (a)$14.976
                                                             (b)$13.610       (b)$14.045       (b)$13.516       (b)$14.018
 Ending Number of AUs....................................... (a)301,330       (a)349,567       (a)387,275       (a)428,575
                                                             (b)39,937        (b)43,889        (b)22,807        (b)19,953

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.205       (a)$13.785       (a)$14.323       (a)$13.906
                                                             (b)$11.739       (b)$13.174       (b)$13.598       (b)$13.118
 Ending AUV................................................. (a)$13.785       (a)$14.323       (a)$13.906       (a)$14.492
                                                             (b)$13.174       (b)$13.598       (b)$13.118       (b)$13.582
 Ending Number of AUs....................................... (a)3,716,208     (a)3,864,912     (a)4,027,290     (a)3,932,398
                                                             (b)54,571        (b)63,426        (b)61,587        (b)52,428

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.834       (a)$13.702       (a)$14.222       (a)$13.794
                                                             (b)$11.375       (b)$13.086       (b)$13.494       (b)$13.003
 Ending AUV................................................. (a)$13.702       (a)$14.222       (a)$13.794       (a)$14.386
                                                             (b)$13.086       (b)$13.494       (b)$13.003       (b)$13.474
 Ending Number of AUs....................................... (a)3,290,803     (a)3,191,803     (a)3,200,426     (a)3,156,859
                                                             (b)76,316        (b)64,669        (b)64,394        (b)29,480

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.646       (a)$14.182       (a)$14.709       (a)$14.677
                                                             (b)$11.273       (b)$13.639       (b)$14.055       (b)$13.933
 Ending AUV................................................. (a)$14.182       (a)$14.709       (a)$14.677       (a)$15.806
                                                             (b)$13.639       (b)$14.055       (b)$13.933       (b)$14.908
 Ending Number of AUs....................................... (a)1,712,107     (a)2,080,670     (a)2,169,289     (a)3,716,504
                                                             (b)39,774        (b)43,590        (b)42,233        (b)39,509

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.294       (a)$15.635       (a)$15.737       (a)$16.568
                                                             (b)$11.983       (b)$15.141       (b)$15.140       (b)$15.837
 Ending AUV................................................. (a)$15.635       (a)$15.737       (a)$16.568       (a)$16.410
                                                             (b)$15.141       (b)$15.140       (b)$15.837       (b)$15.585
 Ending Number of AUs....................................... (a)5,411,595     (a)5,344,542     (a)4,916,395     (a)4,962,950
                                                             (b)123,774       (b)115,537       (b)100,942       (b)95,711

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.814     (a)$8.806        (a)$10.285       (a)$9.688
                                                             (b)$6.812     (b)$8.754        (b)$10.158       (b)$9.506
 Ending AUV................................................. (a)$8.806     (a)$10.285       (a)$9.688        (a)$11.241
                                                             (b)$8.754     (b)$10.158       (b)$9.506        (b)$10.959
 Ending Number of AUs....................................... (a)157,882    (a)1,025,186     (a)2,542,152     (a)2,857,660
                                                             (b)28,050     (b)100,608       (b)119,281       (b)118,767

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.835     (a)$8.697        (a)$9.535        (a)$9.210
                                                             (b)$6.833     (b)$8.645        (b)$9.417        (b)$9.037
 Ending AUV................................................. (a)$8.697     (a)$9.535        (a)$9.210        (a)$10.651
                                                             (b)$8.645     (b)$9.417        (b)$9.037        (b)$10.383
 Ending Number of AUs....................................... (a)53,285     (a)525,164       (a)1,586,603     (a)1,910,263
                                                             (b)19,758     (b)76,473        (b)106,740       (b)110,346

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)$10.000
                                                             (b)N/A        (b)N/A           (b)N/A           (b)$9.999
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)$10.062
                                                             (b)N/A        (b)N/A           (b)N/A           (b)$10.037
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)210,471
                                                             (b)N/A        (b)N/A           (b)N/A           (b)10

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.015     (a)$9.129        (a)$9.820        (a)$9.541
                                                             (b)$7.014     (b)$9.043        (b)$9.611        (b)$9.277
 Ending AUV................................................. (a)$9.129     (a)$9.820        (a)$9.541        (a)$10.702
                                                             (b)$9.043     (b)$9.611        (b)$9.277        (b)$10.339
 Ending Number of AUs....................................... (a)248        (a)646           (a)6,641         (a)14,911
                                                             (b)15         (b)15            (b)11,195        (b)15,974

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007     (a)$9.129        (a)$10.810       (a)$10.071
                                                             (b)$7.005     (b)$9.016        (b)$10.607       (b)$9.818
 Ending AUV................................................. (a)$9.129     (a)$10.810       (a)$10.071       (a)$10.686
                                                             (b)$9.016     (b)$10.607       (b)$9.818        (b)$10.350
 Ending Number of AUs....................................... (a)5,859      (a)38,025        (a)89,024        (a)133,647
                                                             (b)4,057      (b)10,626        (b)23,249        (b)53,118

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245    (a)$10.152       (a)$9.972        (a)$9.792
                                                             (b)$10.243    (b)$10.044       (b)$9.795        (b)$9.556
 Ending AUV................................................. (a)$10.152    (a)$9.972        (a)$9.792        (a)$9.617
                                                             (b)$10.044    (b)$9.795        (b)$9.556        (b)$9.325
 Ending Number of AUs....................................... (a)9,286      (a)474,885       (a)935,815       (a)1,359,794
                                                             (b)336        (b)13,392        (b)50,029        (b)38,215

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.241       (a)$14.397       (a)$15.375        (a)$16.169
                                                             (b)$10.959       (b)$13.945       (b)$14.796        (b)$15.459
 Ending AUV................................................. (a)$14.397       (a)$15.375       (a)$16.169        (a)$17.425
                                                             (b)$13.945       (b)$14.796       (b)$15.459        (b)$16.553
 Ending Number of AUs....................................... (a)2,782,317     (a)2,814,911     (a)2,716,896      (a)2,621,593
                                                             (b)117,577       (b)111,623       (b)97,410         (b)91,445

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.651       (a)$13.994       (a)$15.233        (a)$15.212
                                                             (b)$10.383       (b)$13.554       (b)$14.659        (b)$14.543
 Ending AUV................................................. (a)$13.994       (a)$15.233       (a)$15.212        (a)$16.699
                                                             (b)$13.554       (b)$14.659       (b)$14.543        (b)$15.862
 Ending Number of AUs....................................... (a)1,923,687     (a)2,076,204     (a)2,201,833      (a)2,175,897
                                                             (b)110,818       (b)96,165        (b)84,485         (b)79,908

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062       (a)$11.936       (a)$12.099        (a)$11.781
                                                             (b)$10.037       (b)$11.806       (b)$11.891        (b)$11.503
 Ending AUV................................................. (a)$11.936       (a)$12.099       (a)$11.781        (a)$12.443
                                                             (b)$11.806       (b)$11.891       (b)$11.503        (b)$12.071
 Ending Number of AUs....................................... (a)3,372,087     (a)8,753,196     (a)27,386,799     (a)48,296,906
                                                             (b)574           (b)599           (b)616            (b)22,860

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A            (a)$11.336
                                                             (b)N/A           (b)N/A           (b)N/A            (b)$11.072
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A            (a)254,516
                                                             (b)N/A           (b)N/A           (b)N/A            (b)0

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A            (a)$10.398
                                                             (b)N/A           (b)N/A           (b)N/A            (b)$10.335
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A            (a)24,320,807
                                                             (b)N/A           (b)N/A           (b)N/A            (b)8,280

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.702       (a)$13.621       (a)$14.564        (a)$15.139
                                                             (b)$10.339       (b)$13.074       (b)$13.888        (b)$14.344
 Ending AUV................................................. (a)$13.621       (a)$14.564       (a)$15.139        (a)$15.257
                                                             (b)$13.074       (b)$13.888       (b)$14.344        (b)$14.362
 Ending Number of AUs....................................... (a)22,256        (a)37,971        (a)84,234         (a)270,938
                                                             (b)15,494        (b)12,088        (b)11,704         (b)12,729

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686       (a)$13.246       (a)$16.282        (a)$17.648
                                                             (b)$10.350       (b)$12.746       (b)$15.566        (b)$16.763
 Ending AUV................................................. (a)$13.246       (a)$16.282       (a)$17.648        (a)$20.302
                                                             (b)$12.746       (b)$15.566       (b)$16.763        (b)$19.159
 Ending Number of AUs....................................... (a)158,135       (a)186,156       (a)232,415        (a)207,831
                                                             (b)80,879        (b)85,571        (b)96,262         (b)11,769

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617        (a)$9.445        (a)$9.274         (a)$9.112
                                                             (b)$9.325        (b)$9.099        (b)$8.876         (b)$8.664
 Ending AUV................................................. (a)$9.445        (a)$9.274        (a)$9.112         (a)$8.964
                                                             (b)$9.099        (b)$8.876        (b)$8.664         (b)$8.468
 Ending Number of AUs....................................... (a)1,852,907     (a)3,100,180     (a)4,318,851      (a)4,332,607
                                                             (b)30,271        (b)2,762         (b)13,693         (b)260

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.124     (a)$9.108        (a)$10.471       (a)$11.617
                                                             (b)$7.122     (b)$9.020        (b)$10.301       (b)$11.355
 Ending AUV................................................. (a)$9.108     (a)$10.471       (a)$11.617       (a)$13.019
                                                             (b)$9.020     (b)$10.301       (b)$11.355       (b)$12.643
 Ending Number of AUs....................................... (a)18         (a)138,384       (a)326,655       (a)447,149
                                                             (b)5,714      (b)6,910         (b)11,160        (b)11,950

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.501     (a)$10.300       (a)$11.546       (a)$11.474
                                                             (b)$8.499     (b)$10.167       (b)$11.283       (b)$11.139
 Ending AUV................................................. (a)$10.300    (a)$11.546       (a)$11.474       (a)$12.647
                                                             (b)$10.167    (b)$11.283       (b)$11.139       (b)$12.189
 Ending Number of AUs....................................... (a)4,406      (a)52,850        (a)120,753       (a)169,669
                                                             (b)12         (b)3,695         (b)5,905         (b)12

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.304    (a)$12.410       (a)$13.559       (a)$14.206
                                                             (b)$10.302    (b)$12.322       (b)$13.376       (b)$13.924
 Ending AUV................................................. (a)$12.410    (a)$13.559       (a)$14.206       (a)$15.585
                                                             (b)$12.322    (b)$13.376       (b)$13.924       (b)$15.175
 Ending Number of AUs....................................... (a)124,953    (a)1,272,683     (a)3,308,381     (a)4,265,515
                                                             (b)8,846      (b)26,846        (b)61,324        (b)68,923

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116     (a)$9.408        (a)$9.558        (a)$8.316
                                                             (b)$7.115     (b)$9.348        (b)$9.435        (b)$8.156
 Ending AUV................................................. (a)$9.408     (a)$9.558        (a)$8.316        (a)$9.792
                                                             (b)$9.348     (b)$9.435        (b)$8.156        (b)$9.542
 Ending Number of AUs....................................... (a)220,385    (a)2,327,498     (a)6,692,945     (a)7,198,139
                                                             (b)25,180     (b)81,005        (b)153,610       (b)148,257

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695     (a)$8.532        (a)$10.652       (a)$10.150
                                                             (b)$6.694     (b)$8.476        (b)$10.514       (b)$9.953
 Ending AUV................................................. (a)$8.532     (a)$10.652       (a)$10.150       (a)$11.779
                                                             (b)$8.476     (b)$10.514       (b)$9.953        (b)$11.476
 Ending Number of AUs....................................... (a)80,714     (a)839,190       (a)2,192,103     (a)2,398,013
                                                             (b)12,790     (b)36,913        (b)79,384        (b)75,981

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942    (a)$12.131       (a)$12.695       (a)$13.218
                                                             (b)$10.939    (b)$12.042       (b)$12.520       (b)$12.952
 Ending AUV................................................. (a)$12.131    (a)$12.695       (a)$13.218       (a)$13.520
                                                             (b)$12.042    (b)$12.520       (b)$12.952       (b)$13.162
 Ending Number of AUs....................................... (a)68,646     (a)526,421       (a)1,421,192     (a)2,000,928
                                                             (b)4,399      (b)16,433        (b)29,953        (b)36,742

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.903     (a)$9.524        (a)$11.659       (a)$11.208
                                                             (b)$7.902     (b)$9.464        (b)$11.511       (b)$10.993
 Ending AUV................................................. (a)$9.524     (a)$11.659       (a)$11.208       (a)$12.974
                                                             (b)$9.464     (b)$11.511       (b)$10.993       (b)$12.643
 Ending Number of AUs....................................... (a)75,611     (a)757,933       (a)1,988,550     (a)2,160,650
                                                             (b)11,490     (b)30,368        (b)55,361        (b)58,423

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.019       (a)$17.514       (a)$19.100        (a)$19.195
                                                             (b)$12.643       (b)$16.898       (b)$18.308        (b)$18.280
 Ending AUV................................................. (a)$17.514       (a)$19.100       (a)$19.195        (a)$22.289
                                                             (b)$16.898       (b)$18.308       (b)$18.280        (b)$21.090
 Ending Number of AUs....................................... (a)656,090       (a)911,674       (a)782,747        (a)966,222
                                                             (b)16,005        (b)17,146        (b)19,297         (b)19,684

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.647       (a)$14.681       (a)$15.533        (a)$15.031
                                                             (b)$12.189       (b)$14.035       (b)$14.754        (b)$14.184
 Ending AUV................................................. (a)$14.681       (a)$15.533       (a)$15.031        (a)$16.395
                                                             (b)14.035        (b)$14.754       (b)$14.184        (b)$15.371
 Ending Number of AUs....................................... (a)201,136       (a)226,271       (a)197,245        (a)291,255
                                                             (b)0             (b)0             (b)0              (b)528

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.585       (a)$15.560       (a)$16.210        (a)$15.766
                                                             (b)$15.175       (b)$15.054       (b)$15.581        (b)$15.056
 Ending AUV................................................. (a)$15.560       (a)$16.210       (a)$15.766        (a)$16.882
                                                             (b)$15.054       (b)$15.581       (b)$15.056        (b)$16.018
 Ending Number of AUs....................................... (a)5,233,488     (a)5,679,166     (a)6,184,756      (a)7,821,133
                                                             (b)68,285        (b)63,506        (b)59,440         (b)64,551

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792        (a)$11.898       (a)$10.925        (a)$10.258
                                                             (b)$9.542        (b)$11.518       (b)$10.508        (b)$9.802
 Ending AUV................................................. (a)$11.898       (a)$10.925       (a)$10.258        (a)$10.243
                                                             (b)$11.518       (b)$10.508       (b)$9.802         (b)$9.725
 Ending Number of AUs....................................... (a)6,884,711     (a)7,355,009     (a)7,371,084      (a)7,466,955
                                                             (b)131,137       (b)131,543       (b)127,717        (b)123,836

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779       (a)$15.702       (a)$15.463        (a)$14.091
                                                             (b)$11.476       (b)$15.199       (b)$14.871        (b)$13.463
 Ending AUV................................................. (a)$15.702       (a)$15.463       (a)$14.091        (a)$18.159
                                                             (b)$15.199       (b)$14.871       (b)$13.463        (b)$17.238
 Ending Number of AUs....................................... (a)2,115,967     (a)2,149,639     (a)2,207,061      (a)1,793,945
                                                             (b)65,347        (b)62,884        (b)62,390         (b)49,998

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520       (a)$12.841       (a)$12.601        (a)$12.051
                                                             (b)$13.162       (b)$12.420       (b)$12.109        (b)$11.505
 Ending AUV................................................. (a)$12.841       (a)$12.601       (a)$12.051        (a)$12.021
                                                             (b)$12.420       (b)$12.109       (b)$11.505        (b)$11.403
 Ending Number of AUs....................................... (a)2,663,215     (a)3,149,904     (a)3,345,147      (a)4,823,234
                                                             (b)35,118        (b)28,605        (b)27,102         (b)30,032

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.974       (a)$17.604       (a)$17.979        (a)$17.586
                                                             (b)$12.643       (b)$17.044       (b)$17.294        (b)$16.806
 Ending AUV................................................. (a)$17.604       (a)$17.979       (a)$17.586        (a)$17.994
                                                             (b)$17.044       (b)$17.294       (b)$16.806        (b)$17.086
 Ending Number of AUs....................................... (a)1,852,306     (a)1,759,394     (a)1,655,036      (a)1,578,866
                                                             (b)50,561        (b)46,950        (b)46,294         (b)41,120

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$11.021       (a)$11.776        (a)$11.360
                                                             (b)N/A           (b)$11.002       (b)$11.727        (b)$11.284
 Ending AUV................................................. (a)$11.021       (a)$11.776       (a)$11.360        (a)$12.318
                                                             (b)$11.002       (b)$11.727       (b)$11.284        (b)$12.205
 Ending Number of AUs....................................... (a)2,026,947     (a)7,639,621     (a)29,241,121     (a)43,185,278
                                                             (b)391,312       (b)1,257,088     (b)3,921,183      (b)6,323,788

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11          12/31/12
============================================================ ============= ================ ================ =================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329     (a)$9.322        (a)$10.776       (a)$10.458
                                                             (b)$7.327     (b)$9.266        (b)$10.642       (b)$10.261
 Ending AUV................................................. (a)$9.322     (a)$10.776       (a)$10.458       (a)$11.455
                                                             (b)$9.266     (b)$10.642       (b)$10.261       (b)$11.167
 Ending Number of AUs....................................... (a)71,724     (a)435,168       (a)990,175       (a)1,161,349
                                                             (b)4,546      (b)20,537        (b)24,196        (b)24,429

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.045     (a)$9.797        (a)$10.788       (a)$10.864
                                                             (b)$8.043     (b)$9.709        (b)$10.618       (b)$10.624
 Ending AUV................................................. (a)$9.797     (a)$10.788       (a)$10.864       (a)$12.101
                                                             (b)$9.709     (b)$10.618       (b)$10.624       (b)$11.756
 Ending Number of AUs....................................... (a)37,315     (a)123,657       (a)368,699       (a)455,685
                                                             (b)13         (b)7,564         (b)7,832         (b)24,835

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.141     (a)$12.204       (a)$14.241       (a)$10.364
                                                             (b)$8.140     (b)$12.134       (b)$14.067       (b)$10.171
 Ending AUV................................................. (a)$12.204    (a)$14.241       (a)$10.364       (a)$12.118
                                                             (b)$12.134    (b)$14.067       (b)$10.171       (b)$11.815
 Ending Number of AUs....................................... (a)31,966     (a)303,938       (a)930,884       (a)1,025,123
                                                             (b)13,086     (b)35,159        (b)52,060        (b)50,321

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.524     (a)$8.224        (a)$9.027        (a)$9.630
                                                             (b)$6.523     (b)$8.107        (b)$8.799        (b)$9.325
 Ending AUV................................................. (a)$8.224     (a)$9.027        (a)$9.630        (a)$10.785
                                                             (b)$8.107     (b)$8.799        (b)$9.325        (b)$10.376
 Ending Number of AUs....................................... (a)3,497      (a)21,556        (a)935,333       (a)1,565,901
                                                             (b)15         (b)6,034         (b)81,739        (b)83,888

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552     (a)$8.645        (a)$9.733        (a)$8.588
                                                             (b)$6.551     (b)$8.585        (b)$9.603        (b)$8.418
 Ending AUV................................................. (a)$8.645     (a)$9.733        (a)$8.588        (a)$9.884
                                                             (b)$8.585     (b)$9.603        (b)$8.418        (b)$9.626
 Ending Number of AUs....................................... (a)15,696     (a)76,642        (a)298,316       (a)389,259
                                                             (b)5,367      (b)8,189         (b)7,262         (b)13,295

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461    (a)$12.237       (a)$12.813       (a)$13.419
                                                             (b)$11.459    (b)$12.160       (b)$12.650       (b)$13.162
 Ending AUV................................................. (a)$12.237    (a)$12.813       (a)$13.419       (a)$14.174
                                                             (b)$12.160    (b)$12.650       (b)$13.162       (b)$13.812
 Ending Number of AUs....................................... (a)353,847    (a)3,036,928     (a)7,345,732     (a)10,040,797
                                                             (b)22,780     (b)86,532        (b)151,306       (b)166,406

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.746     (a)$9.819        (a)$12.129       (a)$11.234
                                                             (b)$7.744     (b)$9.734        (b)$11.947       (b)$10.994
 Ending AUV................................................. (a)$9.819     (a)$12.129       (a)$11.234       (a)$12.837
                                                             (b)$9.734     (b)$11.947       (b)$10.994       (b)$12.481
 Ending Number of AUs....................................... (a)5,842      (a)276,314       (a)794,854       (a)914,784
                                                             (b)78         (b)7,990         (b)26,110        (b)30,856

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871     (a)$9.015        (a)$9.957        (a)$9.390
                                                             (b)$6.870     (b)$8.967        (b)$9.840        (b)$9.219
 Ending AUV................................................. (a)$9.015     (a)$9.957        (a)$9.390        (a)$10.421
                                                             (b)$8.967     (b)$9.840        (b)$9.219        (b)$10.164
 Ending Number of AUs....................................... (a)131,110    (a)1,287,109     (a)3,262,288     (a)3,767,639
                                                             (b)13,480     (b)68,361        (b)158,020       (b)146,789

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455        (a)$15.194        (a)$16.640
                                                             (b)$11.167        (b)$14.715        (b)$16.012
 Ending AUV................................................. (a)$15.194        (a)$16.640        (a)$16.429
                                                             (b)$14.715        (b)$16.012        (b)$15.706
 Ending Number of AUs....................................... (a)1,130,334      (a)1,150,094      (a)1,130,864
                                                             (b)22,399         (b)20,342         (b)18,759

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.101        (a)$14.237        (a)$15.622
                                                             (b)$11.756        (b)$13.742        (b)$14.982
 Ending AUV................................................. (a)$14.237        (a)$15.622        (a)$15.386
                                                             (b)$13.742        (b)$14.982        (b)$14.660
 Ending Number of AUs....................................... (a)590,120        (a)764,308        (a)706,415
                                                             (b)17,428         (b)20,325         (b)17,514

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.118        (a)$11.528        (a)$10.682
                                                             (b)$11.815        (b)$11.167        (b)$10.281
 Ending AUV................................................. (a)$11.528        (a)$10.682        (a)$9.016
                                                             (b)$11.167        (b)$10.281        (b)$8.621
 Ending Number of AUs....................................... (a)1,301,734      (a)1,439,482      (a)1,652,245
                                                             (b)50,226         (b)33,902         (b)35,812

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.785        (a)$13.992        (a)$15.720
                                                             (b)$10.376        (b)$13.374        (b)$14.929
 Ending AUV................................................. (a)$13.992        (a)$15.720        (a)$15.142
                                                             (b)$13.374        (b)$14.929        (b)$14.286
 Ending Number of AUs....................................... (a)1,598,208      (a)1,696,957      (a)1,795,169
                                                             (b)81,851         (b)76,808         (b)77,838

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.884         (a)$12.282        (a)$12.600
                                                             (b)$9.626         (b)$11.884        (b)$12.113
 Ending AUV................................................. (a)$12.282        (a)$12.600        (a)$12.254
                                                             (b)$11.884        (b)$12.113        (b)$11.704
 Ending Number of AUs....................................... (a)369,665        (a)371,152        (a)370,140
                                                             (b)13,294         (b)13,735         (b)14,273

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.174        (a)$13.455        (a)$13.886
                                                             (b)$13.812        (b)$13.028        (b)$13.357
 Ending AUV................................................. (a)$13.455        (a)$13.886        (a)$13.656
                                                             (b)$13.028        (b)$13.357        (b)$13.051
 Ending Number of AUs....................................... (a)12,131,112     (a)12,229,008     (a)12,010,944
                                                             (b)168,358        (b)150,008        (b)137,266

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.837        (a)$18.002        (a)$19.722
                                                             (b)$12.481        (b)$17.390        (b)$18.928
 Ending AUV................................................. (a)$18.002        (a)$19.722        (a)$19.998
                                                             (b)$17.390        (b)$18.928        (b)$19.069
 Ending Number of AUs....................................... (a)818,878        (a)794,138        (a)789,654
                                                             (b)28,370         (b)24,494         (b)25,876

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.421        (a)$13.717        (a)$14.416
                                                             (b)$10.164        (b)$13.293        (b)$13.880
 Ending AUV................................................. (a)$13.717        (a)$14.416        (a)$14.380
                                                             (b)$13.293        (b)$13.880        (b)$13.757
 Ending Number of AUs....................................... (a)3,483,999      (a)3,569,624      (a)3,341,852
                                                             (b)134,336        (b)128,177        (b)116,489

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$16.429
                                                             (b)$15.706
 Ending AUV................................................. (a)$15.942
                                                             (b)$15.142
 Ending Number of AUs....................................... (a)1,163,610
                                                             (b)18,413

-------------------------------------------------------------
SA JPMORGAN BALANCED (FORMERLY BALANCED - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.386
                                                             (b)$14.660
 Ending AUV................................................. (a)$16.236
                                                             (b)$15.369
 Ending Number of AUs....................................... (a)898,388
                                                             (b)16,782

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.016
                                                             (b)$8.621
 Ending AUV................................................. (a)$9.828
                                                             (b)$9.337
 Ending Number of AUs....................................... (a)1,633,525
                                                             (b)35,551

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.142
                                                             (b)$14.286
 Ending AUV................................................. (a)$17.228
                                                             (b)$16.150
 Ending Number of AUs....................................... (a)2,012,041
                                                             (b)79,107

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.254
                                                             (b)$11.704
 Ending AUV................................................. (a)$12.749
                                                             (b)$12.098
 Ending Number of AUs....................................... (a)329,532
                                                             (b)4,739

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.656
                                                             (b)$13.051
 Ending AUV................................................. (a)$13.900
                                                             (b)$13.198
 Ending Number of AUs....................................... (a)13,544,751
                                                             (b)134,672

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.998
                                                             (b)$19.069
 Ending AUV................................................. (a)$19.731
                                                             (b)$18.692
 Ending Number of AUs....................................... (a)790,154
                                                             (b)23,661

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.380
                                                             (b)$13.757
 Ending AUV................................................. (a)$16.226
                                                             (b)$15.422
 Ending Number of AUs....................................... (a)3,146,791
                                                             (b)110,075

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.571     (a)$9.632        (a)$10.670       (a)$9.919
                                                             (b)$7.569     (b)$9.567        (b)$10.530       (b)$9.725
 Ending AUV................................................. (a)$9.632     (a)$10.670       (a)$9.919        (a)$10.897
                                                             (b)$9.567     (b)$10.530       (b)$9.725        (b)$10.615
 Ending Number of AUs....................................... (a)46,647     (a)482,161       (a)1,097,615     (a)1,201,482
                                                             (b)3,229      (b)12,510        (b)28,190        (b)29,251

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651     (a)$9.724        (a)$10.646       (a)$10.282
                                                             (b)$7.649     (b)$9.662        (b)$10.509       (b)$10.084
 Ending AUV................................................. (a)$9.724     (a)$10.646       (a)$10.282       (a)$12.063
                                                             (b)$9.662     (b)$10.509       (b)$10.084       (b)$11.754
 Ending Number of AUs....................................... (a)121,683    (a)1,199,632     (a)3,146,945     (a)3,519,261
                                                             (b)15,762     (b)43,335        (b)85,071        (b)91,320

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961     (a)$10.652       (a)$11.913       (a)$12.464
                                                             (b)$7.959     (b)$10.526       (b)$11.695       (b)$12.157
 Ending AUV................................................. (a)$10.652    (a)$11.913       (a)$12.464       (a)$13.927
                                                             (b)$10.526    (b)$11.695       (b)$12.157       (b)$13.495
 Ending Number of AUs....................................... (a)4,210      (a)38,992        (a)146,265       (a)206,307
                                                             (b)1,245      (b)4,877         (b)7,038         (b)7,021

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244     (a)$9.757        (a)$10.571       (a)$10.609
                                                             (b)$8.242     (b)$9.689        (b)$10.431       (b)$10.401
 Ending AUV................................................. (a)$9.757     (a)$10.571       (a)$10.609       (a)$11.628
                                                             (b)$9.689     (b)$10.431       (b)$10.401       (b)$11.326
 Ending Number of AUs....................................... (a)60,177     (a)270,635       (a)579,499       (a)846,980
                                                             (b)329        (b)14,767        (b)14,256        (b)14,914

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.886     (a)$9.406        (a)$10.047       (a)$8.448
                                                             (b)$6.885     (b)$9.343        (b)$9.916        (b)$8.283
 Ending AUV................................................. (a)$9.406     (a)$10.047       (a)$8.448        (a)$9.761
                                                             (b)$9.343     (b)$9.916        (b)$8.283        (b)$9.509
 Ending Number of AUs....................................... (a)17,684     (a)102,127       (a)307,919       (a)352,763
                                                             (b)7,376      (b)14,919        (b)24,228        (b)15,921

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794     (a)$8.476        (a)$9.777        (a)$9.616
                                                             (b)$6.792     (b)$8.377        (b)$9.532        (b)$9.311
 Ending AUV................................................. (a)$8.476     (a)$9.777        (a)$9.616        (a)$11.063
                                                             (b)$8.377     (b)$9.532        (b)$9.311        (b)$10.643
 Ending Number of AUs....................................... (a)0          (a)38,688        (a)61,323        (a)120,892
                                                             (b)15         (b)15            (b)1,992         (b)3,470

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.581     (a)$9.718        (a)$10.965       (a)$11.259
                                                             (b)$7.579     (b)$9.641        (b)$10.808       (b)$11.025
 Ending AUV................................................. (a)$9.718     (a)$10.965       (a)$11.259       (a)$12.968
                                                             (b)$9.641     (b)$10.808       (b)$11.025       (b)$12.617
 Ending Number of AUs....................................... (a)98,970     (a)281,348       (a)838,118       (a)1,184,126
                                                             (b)11,266     (b)11,494        (b)49,924        (b)64,566

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                   ENDED            ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14          12/31/15         12/31/16
============================================================ ================ ================ ================= ================
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.897       (a)$14.374       (a)$15.840        (a)$16.281
                                                             (b)$10.615       (b)$13.912       (b)$15.232        (b)$15.554
 Ending AUV................................................. (a)$14.374       (a)$15.840       (a)$16.281        (a)$17.049
                                                             (b)$13.912       (b)$15.232       (b)$15.554        (b)$16.182
 Ending Number of AUs....................................... (a)1,068,895     (a)1,116,792     (a)1,182,587      (a)1,283,238
                                                             (b)28,095        (b)27,168        (b)33,826         (b)32,308

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063       (a)$15.657       (a)$17.093        (a)$16.867
                                                             (b)$11.754       (b)$15.158       (b)$16.441        (b)$16.118
 Ending AUV................................................. (a)$15.657       (a)$17.093       (a)$16.867        (a)$18.042
                                                             (b)$15.158       (b)$16.441       (b)$16.118        (b)$17.130
 Ending Number of AUs....................................... (a)3,314,558     (a)3,233,358     (a)3,139,186      (a)3,202,438
                                                             (b)84,775        (b)80,193        (b)75,532         (b)68,980

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927       (a)$16.452       (a)$18.222        (a)$15.782
                                                             (b)$13.495       (b)$15.840       (b)$17.430        (b)$14.999
 Ending AUV................................................. (a)$16.452       (a)$18.222       (a)$15.782        (a)$17.182
                                                             (b)$15.840       (b)$17.430       (b)$14.999        (b)$16.224
 Ending Number of AUs....................................... (a)224,523       (a)255,987       (a)226,466        (a)254,405
                                                             (b)6,162         (b)3,291         (b)3,329          (b)3,246

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628       (a)$13.626       (a)$14.550        (a)$14.260
                                                             (b)$11.326       (b)$13.186       (b)$13.989        (b)$13.622
 Ending AUV................................................. (a)$13.626       (a)$14.550       (a)$14.260        (a)$15.315
                                                             (b)$13.186       (b)$13.989       (b)$13.622        (b)$14.535
 Ending Number of AUs....................................... (a)947,314       (a)929,630       (a)973,363        (a)1,140,462
                                                             (b)17,944        (b)17,389        (b)17,154         (b)18,088

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.761        (a)$11.594       (a)$10.450        (a)$10.317
                                                             (b)$9.509        (b)$11.221       (b)$10.049        (b)$9.857
 Ending AUV................................................. (a)$11.594       (a)$10.450       (a)$10.317        (a)$9.960
                                                             (b)$11.221       (b)$10.049       (b)$9.857         (b)$9.454
 Ending Number of AUs....................................... (a)442,563       (a)516,141       (a)607,756        (a)926,596
                                                             (b)16,759        (b)16,891        (b)27,368         (b)29,326

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.063       (a)$14.295       (a)$15.545        (a)$15.765
                                                             (b)$10.643       (b)$13.664       (b)$14.762        (b)$14.874
 Ending AUV................................................. (a)$14.295       (a)$15.545       (a)$15.765        (a)$17.333
                                                             (b)$13.664       (b)$14.762       (b)$14.874        (b)$16.248
 Ending Number of AUs....................................... (a)238,392       (a)459,499       (a)453,200        (a)645,937
                                                             (b)5,351         (b)5,450         (b)2,963          (b)4,500

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A           (a)$10.834       (a)$11.360        (a)$10.784
                                                             (b)N/A           (b)$10.816       (b)$11.313        (b)$10.713
 Ending AUV................................................. (a)$10.834       (a)$11.360       (a)$10.784        (a)$11.367
                                                             (b)$10.816       (b)$11.313       (b)$10.713        (b)$11.263
 Ending Number of AUs....................................... (a)1,951,123     (a)7,479,917     (a)23,955,465     (a)45,985,519
                                                             (b)374,826       (b)1,218,615     (b)3,060,178      (b)5,537,798

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.968       (a)$13.779       (a)$13.682        (a)$12.893
                                                             (b)$12.617       (b)$13.320       (b)$13.140        (b)$12.302
 Ending AUV................................................. (a)$13.779       (a)$13.682       (a)$12.893        (a)$15.012
                                                             (b)$13.320       (b)$13.140       (b)$12.302        (b)$14.232
 Ending Number of AUs....................................... (a)1,632,566     (a)1,351,233     (a)1,343,411      (a)1,650,410
                                                             (b)68,088        (b)51,820        (b)49,173         (b)57,684

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR
                                                               INCEPTION         ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10
============================================================ ============= ================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED
GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST
Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.753     (a)$7.837
                                                             (b)$5.752     (b)$7.762
 Ending AUV................................................. (a)$7.837     (a)$8.264
                                                             (b)$7.762     (b)$8.119
 Ending Number of AUs....................................... (a)4,745      (a)49,345
                                                             (b)18         (b)6,540

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808     (a)$6.600
                                                             (b)$4.807     (b)$6.557
 Ending AUV................................................. (a)$6.600     (a)$7.792
                                                             (b)$6.557     (b)$7.690
 Ending Number of AUs....................................... (a)142,110    (a)1,094,253
                                                             (b)12,100     (b)35,629

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.034     (a)$10.786
                                                             (b)$8.032     (b)$10.714
 Ending AUV................................................. (a)$10.786    (a)$13.034
                                                             (b)$10.714    (b)$12.863
 Ending Number of AUs....................................... (a)84,681     (a)675,909
                                                             (b)10,414     (b)28,500

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR        FISCAL YEAR
                                                                   ENDED            ENDED              ENDED
VARIABLE PORTFOLIOS                                              12/31/11          12/31/12          12/31/13
============================================================ ================ ================= ==================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.264        (a)$7.015         (a)$8.377
                                                             (b)$8.119        (b)$6.847         (b)$8.124
 Ending AUV................................................. (a)$7.015        (a)$8.377         (a)$10.067
                                                             (b)$6.847        (b)$8.124         (b)$9.699
 Ending Number of AUs....................................... (a)143,474       (a)168,637        (a)178,181
                                                             (b)19,292        (b)18,316         (b)22,845

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.792        (a)$8.297         (a)$9.577
                                                             (b)$7.690        (b)$8.136         (b)$9.330
 Ending AUV................................................. (a)$8.297        (a)$9.577         (a)$9.234
                                                             (b)$8.136        (b)$9.330         (b)$8.937
 Ending Number of AUs....................................... (a)2,567,462     (a)2,922,638      (a)3,398,487
                                                             (b)77,331        (b)81,702         (b)83,703

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A           (a)N/A            (a)N/A
                                                             (b)N/A           (b)N/A            (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.540
                                                             (b)N/A           (b)$9.999         (b)$10.416
 Ending AUV................................................. (a)N/A           (a)$10.540        (a)$12.187
                                                             (b)N/A           (b)$10.416        (b)$11.942
 Ending Number of AUs....................................... (a)N/A           (a)60,745,450     (a)150,632,803
                                                             (b)N/A           (b)10             (b)30,376

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A           (a)$9.999         (a)$10.426
                                                             (b)N/A           (b)$9.999         (b)$10.366
 Ending AUV................................................. (a)N/A           (a)$10.426        (a)$12.098
                                                             (b)N/A           (b)$10.366        (b)$11.929
 Ending Number of AUs....................................... (a)N/A           (a)7,520,197      (a)67,261,976
                                                             (b)N/A           (b)10             (b)27,017

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.034       (a)$11.929        (a)$14.552
                                                             (b)$12.863       (b)$11.696        (b)$14.176
 Ending AUV................................................. (a)$11.929       (a)$14.552        (a)$19.461
                                                             (b)$11.696       (b)$14.176        (b)$18.836
 Ending Number of AUs....................................... (a)2,107,734     (a)2,326,552      (a)2,176,009
                                                             (b)57,042        (b)58,085         (b)55,839

-------------------------------------------------------------



                                                                 FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
                                                                    ENDED              ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/14           12/31/15           12/31/16
============================================================ ================== ================== =================
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.242
                                                             (b)N/A             (b)N/A             (b)$10.242
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)20,786
                                                             (b)N/A             (b)N/A             (b)20,786

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.067         (a)$8.975          (a)$8.695
                                                             (b)$9.699          (b)$8.591          (b)$8.270
 Ending AUV................................................. (a)$8.975          (a)$8.695          (a)$8.691
                                                             (b)$8.591          (b)$8.270          (b)$8.212
 Ending Number of AUs....................................... (a)219,434         (a)232,260         (a)256,660
                                                             (b)21,553          (b)23,351          (b)19,344

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.234          (a)$11.799         (a)$11.829
                                                             (b)$8.937          (b)$11.346         (b)$11.302
 Ending AUV................................................. (a)$11.799         (a)$11.829         (a)$12.653
                                                             (b)$11.346         (b)$11.302         (b)$12.010
 Ending Number of AUs....................................... (a)2,749,234       (a)2,481,903       (a)2,347,510
                                                             (b)68,993          (b)63,209          (b)56,278

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.844
                                                             (b)N/A             (b)N/A             (b)$10.778
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)18,670,177
                                                             (b)N/A             (b)N/A             (b)360

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A             (a)N/A             (a)N/A
                                                             (b)N/A             (b)N/A             (b)N/A
 Ending AUV................................................. (a)N/A             (a)N/A             (a)$10.588
                                                             (b)N/A             (b)N/A             (b)$10.524
 Ending Number of AUs....................................... (a)N/A             (a)N/A             (a)29,433,669
                                                             (b)N/A             (b)N/A             (b)45,183

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$12.187         (a)$12.550         (a)$11.749
                                                             (b)$11.942         (b)$12.217         (b)$11.363
 Ending AUV................................................. (a)$12.550         (a)$11.749         (a)$12.121
                                                             (b)$12.217         (b)$11.363         (b)$11.647
 Ending Number of AUs....................................... (a)233,894,260     (a)304,891,251     (a)304,103,829
                                                             (b)27,225          (b)26,074          (b)54,203

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$12.098         (a)$12.456         (a)$11.629
                                                             (b)$11.929         (b)$12.202         (b)$11.318
 Ending AUV................................................. (a)$12.456         (a)$11.629         (a)$12.070
                                                             (b)$12.202         (b)$11.318         (b)$11.672
 Ending Number of AUs....................................... (a)144,266,337     (a)207,746,225     (a)208,564,575
                                                             (b)25,843          (b)24,759          (b)25,354

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$19.461         (a)$22.083         (a)$23.642
                                                             (b)$18.836         (b)$21.236         (b)$22.587
 Ending AUV................................................. (a)$22.083         (a)$23.642         (a)$23.741
                                                             (b)$21.236         (b)$22.587         (b)$22.535
 Ending Number of AUs....................................... (a)2,165,172       (a)2,181,302       (a)2,221,361
                                                             (b)51,635          (b)48,019          (b)45,431

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                               INCEPTION         ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/09      12/31/10         12/31/11         12/31/12
============================================================ ============= ================ ================ ================
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882    (a)$11.134       (a)$11.510       (a)$12.136
                                                             (b)$10.880    (b)$11.057       (b)$11.356       (b)$11.896
 Ending AUV................................................. (a)$11.134    (a)$11.510       (a)$12.136       (a)$12.403
                                                             (b)$11.057    (b)$11.356       (b)$11.896       (b)$12.078
 Ending Number of AUs....................................... (a)151,610    (a)1,160,352     (a)2,843,327     (a)3,994,521
                                                             (b)8,234      (b)31,403        (b)62,574        (b)72,535

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141     (a)$9.388        (a)$10.550       (a)$9.739
                                                             (b)$7.139     (b)$9.288        (b)$10.322       (b)$9.463
 Ending AUV................................................. (a)$9.388     (a)$10.550       (a)$9.739        (a)$10.928
                                                             (b)$9.288     (b)$10.322       (b)$9.463        (b)$10.550
 Ending Number of AUs....................................... (a)5,124      (a)28,582        (a)128,428       (a)178,562
                                                             (b)14         (b)1,859         (b)1,904         (b)1,802

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A        (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.802     (a)$11.090       (a)$12.688       (a)$9.961
                                                             (b)$7.800     (b)$10.996       (b)$12.499       (b)$9.750
 Ending AUV................................................. (a)$11.090    (a)$12.688       (a)$9.961        (a)$10.153
                                                             (b)$10.996    (b)$12.499       (b)$9.750        (b)$9.873
 Ending Number of AUs....................................... (a)26,691     (a)167,506       (a)494,167       (a)638,297
                                                             (b)16,403     (b)101,257       (b)119,185       (b)116,277

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A        (a)$11.305       (a)$11.425       (a)$11.955
                                                             (b)N/A        (b)$11.077       (b)$11.128       (b)$11.569
 Ending AUV................................................. (a)N/A        (a)$11.425       (a)$11.955       (a)$12.248
                                                             (b)N/A        (b)$11.128       (b)$11.569       (b)$11.775
 Ending Number of AUs....................................... (a)N/A        (a)1,372,938     (a)3,797,293     (a)5,055,051
                                                             (b)N/A        (b)20,124        (b)62,356        (b)74,664

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.307     (a)$7.064        (a)$8.428        (a)$8.134
                                                             (b)$5.306     (b)$7.017        (b)$8.316        (b)$7.974
 Ending AUV................................................. (a)$7.064     (a)$8.428        (a)$8.134        (a)$9.308
                                                             (b)$7.017     (b)$8.316        (b)$7.974        (b)$9.052
 Ending Number of Aus....................................... (a)8,651      (a)67,576        (a)211,903       (a)286,201
                                                             (b)5,560      (b)7,075         (b)7,075         (b)3,395

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065     (a)$9.111        (a)$10.497       (a)$9.769
                                                             (b)$7.064     (b)$9.014        (b)$10.279       (b)$9.516
 Ending AUV................................................. (a)$9.111     (a)$10.497       (a)$9.769        (a)$11.173
                                                             (b)$9.014     (b)$10.279       (b)$9.516        (b)$10.865
 Ending Number of AUs....................................... (a)1,914      (a)12,358        (a)65,703        (a)143,927
                                                             (b)14         (b)14            (b)126           (b)5,586

-------------------------------------------------------------



                                                                FISCAL YEAR      FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                   ENDED            ENDED            ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13         12/31/14         12/31/15         12/31/16
============================================================ ================ ================ ================ ===============
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403       (a)$11.957       (a)$12.382       (a)$12.258
                                                             (b)$12.078       (b)$11.569       (b)$11.903       (b)$11.706
 Ending AUV................................................. (a)$11.957       (a)$12.382       (a)$12.258       (a)$12.247
                                                             (b)$11.569       (b)$11.903       (b)$11.706       (b)$11.620
 Ending Number of AUs....................................... (a)4,815,432     (a)5,226,026     (a)6,360,922     (a)8,165,155
                                                             (b)73,994        (b)69,125        (b)63,850        (b)59,591

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.928       (a)$14.546       (a)$15.930       (a)$15.176
                                                             (b)$10.550       (b)$13.953       (b)$14.666       (b)$14.369
 Ending AUV................................................. (a)$14.546       (a)$15.390       (a)$15.176       (a)$16.049
                                                             (b)$13.953       (b)$14.666       (b)$14.369       (b)$15.097
 Ending Number of AUs....................................... (a)169,493       (a)178,917       (a)201,341       (a)177,469
                                                             (b)0             (b)0             (b)0             (b)0

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A           (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A           (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A           (a)N/A           (a)N/A           (a)$9.848
                                                             (b)N/A           (b)N/A           (b)N/A           (b)$9.848
 Ending Number of AUs....................................... (a)N/A           (a)N/A           (a)N/A           (a)31,400
                                                             (b)N/A           (b)N/A           (b)N/A           (b)31,400

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.153       (a)$10.578       (a)$8.485        (a)$6.567
                                                             (b)$9.873        (b)$10.219       (b)$8.145        (b)$6.263
 Ending AUV................................................. (a)$10.578       (a)$8.485        (a)$6.567        (a)$8.404
                                                             (b)$10.219       (b)$8.145        (b)$6.263        (b)$7.962
 Ending Number of AUs....................................... (a)657,268       (a)783,549       (a)925,677       (a)843,465
                                                             (b)66,929        (b)61,684        (b)36,474        (b)37,094

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$12.248       (a)$11.456       (a)$11.493       (a)$11.191
                                                             (b)$11.775       (b)$10.943       (b)$10.907       (b)$10.551
 Ending AUV................................................. (a)$11.456       (a)$11.493       (a)$11.191       (a)$11.455
                                                             (b)$10.943       (b)$10.907       (b)$10.551       (b)$10.731
 Ending Number of AUs....................................... (a)6,324,907     (a)6,739,581     (a)6,951,102     (a)7,733,213
                                                             (b)83,036        (b)86,896        (b)81,731        (b)73,721

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.308        (a)$13.101       (a)$12.970       (a)$12.620
                                                             (b)$9.052        (b)$12.658       (b)$12.451       (b)$12.036
 Ending AUV................................................. (a)$13.101       (a)$12.970       (a)$12.620       (a)$13.343
                                                             (b)$12.658       (b)$12.451       (b)$12.036       (b)$12.643
 Ending Number of Aus....................................... (a)263,943       (a)294,999       (a)378,586       (a)345,908
                                                             (b)3,383         (b)3,383         (b)3,383         (b)3,383

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.173       (a)$15.080       (a)$15.975       (a)$15.970
                                                             (b)$10.865       (b)$14.569       (b)$15.334       (b)$15.229
 Ending AUV................................................. (a)$15.080       (a)$15.975       (a)$15.970       (a)$15.881
                                                             (b)$14.569       (b)$15.334       (b)$15.229       (b)$15.046
 Ending Number of AUs....................................... (a)99,522        (a)126,374       (a)116,174       (a)125,223
                                                             (b)1,499         (b)689           (b)688           (b)688

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, which is no longer available.

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED          ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.607      (a)$8.523     (a)$9.275     (a)$9.014
                                                             (b)$6.604      (b)$8.498     (b)$9.224     (b)$8.942
 Ending AUV................................................. (a)$8.523      (a)$9.275     (a)$9.014     (a)$10.261
                                                             (b)$8.498      (b)$9.224     (b)$8.942     (b)$10.155
 Ending Number of AUs....................................... (a)16          (a)206        (a)5,006      (a)11,239
                                                             (b)0           (b)3,149      (b)6,584      (b)6,290

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.300      (a)$9.454     (a)$10.514    (a)$10.625
                                                             (b)$7.301      (b)$9.431     (b)$10.462    (b)$10.547
 Ending AUV................................................. (a)$9.454      (a)$10.514    (a)$10.625    (a)$11.815
                                                             (b)$9.431      (b)$10.462    (b)$10.547    (b)$11.698
 Ending Number of AUs....................................... (a)3,328       (a)5,474      (a)52,629     (a)111,503
                                                             (b)1,796       (b)11,085     (b)38,412     (b)41,347

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.461      (a)$10.054    (a)$11.863    (a)$10.961
                                                             (b)$7.463      (b)$10.027    (b)$11.803    (b)$10.879
 Ending AUV................................................. (a)$10.054     (a)$11.863    (a)$10.961    (a)$12.269
                                                             (b)$10.027     (b)$11.803    (b)$10.879    (b)$12.147
 Ending Number of AUs....................................... (a)14          (a)14         (a)0          (a)0
                                                             (b)0           (b)0          (b)2,239      (b)2,190

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.362      (a)$8.362     (a)$9.549     (a)$9.227
                                                             (b)$6.359      (b)$8.342     (b)$9.502     (b)$9.158
 Ending AUV................................................. (a)$8.362      (a)$9.549     (a)$9.227     (a)$10.832
                                                             (b)$8.342      (b)$9.502     (b)$9.158     (b)$10.724
 Ending Number of AUs....................................... (a)4,838       (a)45,158     (a)160,552    (a)186,970
                                                             (b)2,838       (b)26,972     (b)83,405     (b)99,029

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.868      (a)$8.977     (a)$9.941     (a)$9.590
                                                             (b)$6.867      (b)$8.957     (b)$9.893     (b)$9.521
 Ending AUV................................................. (a)$8.977      (a)$9.941     (a)$9.590     (a)$10.824
                                                             (b)$8.957      (b)$9.893     (b)$9.521     (b)$10.719
 Ending Number of AUs....................................... (a)5,552       (a)55,306     (a)202,016    (a)244,560
                                                             (b)3,311       (b)31,257     (b)102,677    (b)127,484

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.314      (a)$7.910     (a)$9.167     (a)$8.498
                                                             (b)$6.316      (b)$7.899     (b)$9.131     (b)$8.444
 Ending AUV................................................. (a)$7.910      (a)$9.167     (a)$8.498     (a)$9.402
                                                             (b)$7.899      (b)$9.131     (b)$8.444     (b)$9.318
 Ending Number of AUs....................................... (a)2,201       (a)27,846     (a)91,851     (a)113,289
                                                             (b)1,252       (b)11,987     (b)44,469     (b)62,992

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.466      (a)$9.759     (a)$10.592    (a)$10.189
                                                             (b)$7.462      (b)$9.711     (b)$10.513    (b)$10.088
 Ending AUV................................................. (a)$9.759      (a)$10.592    (a)$10.189    (a)$11.698
                                                             (b)$9.711      (b)$10.513    (b)$10.088    (b)$11.552
 Ending Number of AUs....................................... (a)14          (a)1,443      (a)3,570      (a)12,501
                                                             (b)0           (b)0          (b)3,349      (b)4,492

-------------------------------------------------------------



                                                               FISCAL YEAR     FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                  ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                              12/31/13        12/31/14        12/31/15       12/31/16
============================================================ =============== =============== =============== ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.261      (a)$12.538      (a)$12.728      (a)$11.783
                                                             (b)$10.155      (b)$12.376      (b)$12.533      (b)$11.574
 Ending AUV................................................. (a)$12.538      (a)$12.728      (a)$11.783      (a)$13.165
                                                             (b)$12.376      (b)$12.533      (b)$11.574      (b)$12.898
 Ending Number of AUs....................................... (a)16,213       (a)24,348       (a)29,195       (a)26,214
                                                             (b)5,697        (b)12,812       (b)18,908       (b)21,736

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.815      (a)$13.289      (a)$13.723      (a)$12.590
                                                             (b)$11.698      (b)$13.125      (b)$13.520      (b)$12.373
 Ending AUV................................................. (a)$13.289      (a)$13.723      (a)$12.590      (a)$14.171
                                                             (b)$13.125      (b)$13.520      (b)$12.373      (b)$13.892
 Ending Number of AUs....................................... (a)166,029      (a)264,636      (a)281,435      (a)273,332
                                                             (b)51,191       (b)68,173       (b)97,441       (b)115,234

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Share
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)N/A          (a)$9.917
                                                             (b)N/A          (b)N/A          (b)N/A          (b)$9.901
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)N/A          (a)49,630
                                                             (b)N/A          (b)N/A          (b)N/A          (b)6,421

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.269      (a)$13.637      (a)$18.078      (a)$18.692
                                                             (b)$12.147      (b)$16.721      (b)$17.809      (b)$18.368
 Ending AUV................................................. (a)$13.637      (a)$18.078      (a)$18.692      (a)$18.451
                                                             (b)$16.721      (b)$17.809      (b)$18.368      (b)$18.451
 Ending Number of AUs....................................... (a)0            (a)0            (a)2,528        (a)1,690
                                                             (b)1,903        (b)1,962        (b)1,728        (b)1,690

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.832      (a)$14.505      (a)$15.620      (a)$14.464
                                                             (b)$10.724      (b)$14.325      (b)$15.388      (b)$14.213
 Ending AUV................................................. (a)$14.505      (a)$15.620      (a)$14.464      (a)$16.703
                                                             (b)$14.325      (b)$15.388      (b)$14.213      (b)$16.372
 Ending Number of AUs....................................... (a)173,621      (a)173,551      (a)182,981      (a)193,826
                                                             (b)87,782       (b)99,864       (b)109,828      (b)109,749

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF, SERIES II SHARES
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.824      (a)$14.294      (a)$15.515      (a)$14.807
                                                             (b)$10.719      (b)$14.120      (b)$15.288      (b)$14.554
 Ending AUV................................................. (a)$14.294      (a)$15.515      (a)$14.807      (a)$17.456
                                                             (b)$14.120      (b)$15.288      (b)$14.554      (b)$17.115
 Ending Number of AUs....................................... (a)225,904      (a)219,653      (a)222,819      (a)232,899
                                                             (b)129,823      (b)128,717      (b)141,446      (b)140,702

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.402       (a)$12.613      (a)$13.403      (a)$12.851
                                                             (b)$9.318       (b)$12.470      (b)$13.218      (b)$12.642
 Ending AUV................................................. (a)$12.613      (a)$13.403      (a)$12.851      (a)$14.857
                                                             (b)$12.470      (b)$13.218      (b)$12.642      (b)$14.578
 Ending Number of AUs....................................... (a)97,558       (a)91,670       (a)91,612       (a)84,400
                                                             (b)55,322       (b)54,487       (b)48,231       (b)50,572

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.698      (a)$15.831      (a)$17.796      (a)$19.495
                                                             (b)$11.552      (b)$15.595      (b)$17.487      (b)$19.109
 Ending AUV................................................. (a)$15.831      (a)$17.796      (a)$19.495      (a)$19.736
                                                             (b)$15.595      (b)$17.487      (b)$19.109      (b)$19.297
 Ending Number of AUs....................................... (a)13,680       (a)13,098       (a)17,194       (a)28,422
                                                             (b)5,555        (b)7,239        (b)7,703        (b)8,604

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.372      (a)$9.864     (a)$12.222
                                                             (b)$7.373      (b)$9.844     (b)$12.167
 Ending AUV................................................. (a)$9.864      (a)$12.222    (a)$11.073
                                                             (b)$9.844      (b)$12.167    (b)$10.995
 Ending Number of AUs....................................... (a)4,941       (a)45,875     (a)177,083
                                                             (b)2,907       (b)25,746     (b)93,507

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.759    (a)$11.481
                                                             (b)N/A         (b)$10.757    (b)$11.446
 Ending AUV................................................. (a)N/A         (a)$11.481    (a)$11.385
                                                             (b)N/A         (b)$11.446    (b)$11.321
 Ending Number of AUs....................................... (a)N/A         (a)84,794     (a)168,563
                                                             (b)N/A         (b)25,299     (b)60,547

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.215    (a)$11.173
                                                             (b)N/A         (b)$10.214    (b)$11.130
 Ending AUV................................................. (a)N/A         (a)$11.173    (a)$10.301
                                                             (b)N/A         (b)$11.130    (b)$10.236
 Ending Number of AUs....................................... (a)N/A         (a)447        (a)19,914
                                                             (b)N/A         (b)0          (b)474

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.617    (a)$11.425
                                                             (b)N/A         (b)$10.615    (b)$11.396
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.063
                                                             (b)N/A         (b)$11.396    (b)$11.007
 Ending Number of AUs....................................... (a)N/A         (a)69,284     (a)275,629
                                                             (b)N/A         (b)14,422     (b)125,666

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$10.303    (a)$11.155
                                                             (b)N/A         (b)$10.301    (b)$11.122
 Ending AUV................................................. (a)N/A         (a)$11.155    (a)$10.620
                                                             (b)N/A         (b)$11.122    (b)$10.562
 Ending Number of AUs....................................... (a)N/A         (a)19,595     (a)147,135
                                                             (b)N/A         (b)6,668      (b)25,168

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.675      (a)$9.248     (a)$10.223
                                                             (b)$7.674      (b)$9.220     (b)$10.167
 Ending AUV................................................. (a)$9.248      (a)$10.223    (a)$10.190
                                                             (b)$9.220      (b)$10.167    (b)$10.109
 Ending Number of AUs....................................... (a)6,788       (a)6,647      (a)12,771
                                                             (b)1,837       (b)1,816      (b)12,147

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.598      (a)$10.333    (a)$11.362
                                                             (b)$7.597      (b)$10.310    (b)$11.309
 Ending AUV................................................. (a)$10.333     (a)$11.362    (a)$10.190
                                                             (b)$10.310     (b)$11.309    (b)$10.117
 Ending Number of AUs....................................... (a)18,857      (a)75,937     (a)268,689
                                                             (b)4,411       (b)37,282     (b)133,047

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.814      (a)$8.806     (a)$10.285
                                                             (b)$6.813      (b)$8.787     (b)$10.237
 Ending AUV................................................. (a)$8.806      (a)$10.285    (a)$9.688
                                                             (b)$8.787      (b)$10.237    (b)$9.619
 Ending Number of AUs....................................... (a)3,572       (a)32,367     (a)97,206
                                                             (b)4,470       (b)25,955     (b)67,648

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP
  VALUE) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.073    (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478
                                                             (b)$10.995    (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183
 Ending AUV................................................. (a)$12.930    (a)$17.544    (a)$18.852    (a)$17.478    (a)$21.506
                                                             (b)$12.807    (b)$17.334    (b)$18.580    (b)$17.183    (b)$21.090
 Ending Number of AUs....................................... (a)210,448    (a)184,326    (a)178,074    (a)181,686    (a)172,040
                                                             (b)113,827    (b)110,557    (b)111,794    (b)120,468    (b)111,541

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION
  BALANCED) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.385    (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862
                                                             (b)$11.321    (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648
 Ending AUV................................................. (a)$12.441    (a)$13.691    (a)$14.233    (a)$13.862    (a)$14.400
                                                             (b)$12.341    (b)$13.546    (b)$14.047    (b)$13.648    (b)$14.141
 Ending Number of AUs....................................... (a)187,172    (a)212,707    (a)312,322    (a)310,489    (a)298,603
                                                             (b)103,832    (b)130,959    (b)146,551    (b)89,536     (b)86,330

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) -
  SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$10.301    (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347
                                                             (b)$10.236    (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114
 Ending AUV................................................. (a)$11.679    (a)$14.260    (a)$14.812    (a)$14.347    (a)$14.976
                                                             (b)$11.577    (b)$14.099    (b)$14.608    (b)$14.114    (b)$14.696
 Ending Number of AUs....................................... (a)19,248     (a)18,645     (a)24,284     (a)23,578     (a)34,575
                                                             (b)462        (b)27,111     (b)39,332     (b)48,049     (b)49,334

-------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION
  MODERATE) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.063    (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906
                                                             (b)$11.007    (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699
 Ending AUV................................................. (a)$12.205    (a)$13.785    (a)$14.323    (a)$13.906    (a)$14.492
                                                             (b)$12.113    (b)$13.647    (b)$14.144    (b)$13.699    (b)$14.240
 Ending Number of AUs....................................... (a)273,159    (a)299,445    (a)294,336    (a)288,436    (a)275,910
                                                             (b)132,049    (b)142,799    (b)154,264    (b)144,460    (b)135,607

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION
  MODERATE GROWTH) - SST Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$10.620    (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794
                                                             (b)$10.562    (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581
 Ending AUV................................................. (a)$11.834    (a)$13.702    (a)$14.222    (a)$13.794    (a)$14.386
                                                             (b)$11.739    (b)$13.559    (b)$14.038    (b)$13.581    (b)$14.129
 Ending Number of AUs....................................... (a)141,387    (a)142,855    (a)152,427    (a)166,201    (a)168,385
                                                             (b)43,915     (b)66,031     (b)70,000     (b)70,608     (b)79,976

-------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN
  FUNDS ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.190    (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677
                                                             (b)$10.109    (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415
 Ending AUV................................................. (a)$11.646    (a)$14.182    (a)$14.709    (a)$14.677    (a)$15.806
                                                             (b)$11.524    (b)$13.998    (b)$14.483    (b)$14.415    (b)$15.485
 Ending Number of AUs....................................... (a)27,011     (a)74,226     (a)132,311    (a)134,090    (a)217,667
                                                             (b)12,266     (b)14,544     (b)38,086     (b)38,737     (b)69,753

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS
  GLOBAL GROWTH SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.190    (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568
                                                             (b)$10.117    (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285
 Ending AUV................................................. (a)$12.294    (a)$15.635    (a)$15.737    (a)$16.568    (a)$16.410
                                                             (b)$12.176    (b)$15.445    (b)$15.507    (b)$16.285    (b)$16.090
 Ending Number of AUs....................................... (a)296,107    (a)275,903    (a)277,608    (a)255,984    (a)288,890
                                                             (b)150,432    (b)138,739    (b)141,161    (b)136,052    (b)141,093

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH
  SAST) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.688     (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169
                                                             (b)$9.619     (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893
 Ending AUV................................................. (a)$11.241    (a)$14.397    (a)$15.375    (a)$16.169    (a)$17.425
                                                             (b)$11.133    (b)$14.223    (b)$15.151    (b)$15.893    (b)$17.086
 Ending Number of AUs....................................... (a)125,403    (a)134,270    (a)157,033    (a)146,571    (a)146,346
                                                             (b)69,968     (b)86,889     (b)96,486     (b)99,898     (b)104,133

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.835      (a)$8.697     (a)$9.535     (a)$9.210
                                                             (b)$6.836      (b)$8.680     (b)$9.492     (b)$9.146
 Ending AUV................................................. (a)$8.697      (a)$9.535     (a)$9.210     (a)$10.651
                                                             (b)$8.680      (b)$9.492     (b)$9.146     (b)$10.550
 Ending Number of AUs....................................... (a)15,361      (a)28,696     (a)58,298     (a)69,852
                                                             (b)569         (b)9,755      (b)22,941     (b)28,512

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class
3 Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.000
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.062
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.082
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,129
                                                             (b)N/A         (b)N/A        (b)N/A        (b)0

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.015      (a)$9.129     (a)$9.820     (a)$9.541
                                                             (b)$7.013      (b)$9.106     (b)$9.769     (b)$9.468
 Ending AUV................................................. (a)$9.129      (a)$9.820     (a)$9.541     (a)$10.702
                                                             (b)$9.106      (b)$9.769     (b)$9.468     (b)$10.594
 Ending Number of AUs....................................... (a)15          (a)15         (a)0          (a)0
                                                             (b)0           (b)0          (b)0          (b)0

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.007      (a)$9.129     (a)$10.810    (a)$10.071
                                                             (b)$7.006      (b)$9.109     (b)$10.759    (b)$9.998
 Ending AUV................................................. (a)$9.129      (a)$10.810    (a)$10.071    (a)$10.686
                                                             (b)$9.109      (b)$10.759    (b)$9.998     (b)$10.583
 Ending Number of AUs....................................... (a)15          (a)150        (a)1,608      (a)2,799
                                                             (b)0           (b)407        (b)1,273      (b)1,844

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.245     (a)$10.152    (a)$9.972     (a)$9.792
                                                             (b)$10.248     (b)$10.126    (b)$9.922     (b)$9.718
 Ending AUV................................................. (a)$10.152     (a)$9.972     (a)$9.792     (a)$9.617
                                                             (b)$10.126     (b)$9.922     (b)$9.718     (b)$9.521
 Ending Number of AUs....................................... (a)235         (a)234        (a)0          (a)3,322
                                                             (b)0           (b)9,962      (b)0          (b)30,637

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.124      (a)$9.108     (a)$10.471    (a)$11.617
                                                             (b)$7.121      (b)$9.057     (b)$10.384    (b)$11.493
 Ending AUV................................................. (a)$9.108      (a)$10.471    (a)$11.617    (a)$13.019
                                                             (b)$9.057      (b)$10.384    (b)$11.493    (b)$12.848
 Ending Number of AUs....................................... (a)14          (a)2,212      (a)4,060      (a)15,219
                                                             (b)0           (b)319        (b)9,714      (b)12,260

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.651    (a)$13.994    (a)$15.233       (a)$15.212
                                                             (b)$10.550    (b)$13.828    (b)$15.014       (b)$14.956
 Ending AUV................................................. (a)$13.994    (a)$15.233    (a)$15.212       (a)$16.699
                                                             (b)$13.828    (b)$15.014    (b)$14.956       (b)$15.862
 Ending Number of AUs....................................... (a)75,110     (a)85,727     (a)137,150       (a)159,229
                                                             (b)29,197     (b)34,483     (b)38,381        (b)1,225

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO) - SAST Class 3
Shares
(Inception Date - 10/15/12)
 Beginning AUV.............................................. (a)$10.062    (a)$11.936    (a)$12.099       (a)$11.781
                                                             (b)$10.082    (b)$11.929    (b)$12.062       (b)$11.716
 Ending AUV................................................. (a)$11.936    (a)$12.099    (a)$11.781       (a)$12.443
                                                             (b)$11.929    (b)$12.062    (b)$11.716       (b)$10.007
 Ending Number of AUs....................................... (a)222,123    (a)670,425    (a)2,617,149     (a)5,126,729
                                                             (b)40,521     (b)159,139    (b)517,345       (b)6,763

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 5/2/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$11.336
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$11.234
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)21,911
                                                             (b)N/A        (b)N/A        (b)N/A           (b)5,323

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$10.398
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$10.359
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)2,641,586
                                                             (b)N/A        (b)N/A        (b)N/A           (b)40,434

-------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.702    (a)$11.920    (a)$14.564       (a)$15.139
                                                             (b)$10.594    (b)$11.789    (b)$14.346       (b)$14.875
 Ending AUV................................................. (a)$11.920    (a)$14.564    (a)$15.139       (a)$15.257
                                                             (b)$11.789    (b)$14.346    (b)$14.875       (b)$14.953
 Ending Number of AUs....................................... (a)0          (a)0          (a)1,159         (a)16,864
                                                             (b)0          (b)0          (b)2,667         (b)6,740

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.686    (a)$13.246    (a)$16.282       (a)$17.648
                                                             (b)$10.583    (b)$13.085    (b)$16.044       (b)$17.347
 Ending AUV................................................. (a)$13.246    (a)$16.282    (a)$17.648       (a)$20.302
                                                             (b)$13.085    (b)$16.044    (b)$17.347       (b)$19.905
 Ending Number of AUs....................................... (a)2,801      (a)4,220      (a)6,584         (a)12,699
                                                             (b)4,030      (b)8,927      (b)14,924        (b)17,198

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.617     (a)$9.445     (a)$9.274        (a)$9.112
                                                             (b)$9.521     (b)$9.327     (b)$9.135        (b)$8.953
 Ending AUV................................................. (a)$9.445     (a)$9.274     (a)$9.112        (a)$8.964
                                                             (b)$9.327     (b)$9.135     (b)$8.953        (b)$8.786
 Ending Number of AUs....................................... (a)14,561     (a)94,767     (a)207,284       (a)432,456
                                                             (b)15,092     (b)15,651     (b)58,298        (b)96,275

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.019    (a)$17.514    (a)$19.100       (a)$19.195
                                                             (b)$12.848    (b)$17.241    (b)$18.754       (b)$18.800
 Ending AUV................................................. (a)$17.514    (a)$19.100    (a)$19.195       (a)$22.289
                                                             (b)$17.241    (b)$18.754    (b)$18.800       (b)$21.090
 Ending Number of AUs....................................... (a)20,777     (a)27,770     (a)32,425        (a)42,150
                                                             (b)12,073     (b)21,960     (b)29,288        (b)921

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.501      (a)$10.300    (a)$11.546    (a)$11.474
                                                             (b)$8.503      (b)$10.261    (b)$11.472    (b)$11.371
 Ending AUV................................................. (a)$10.300     (a)$11.546    (a)$11.474    (a)$12.647
                                                             (b)$10.261     (b)$11.472    (b)$11.371    (b)$12.502
 Ending Number of AUs....................................... (a)12          (a)12         (a)48         (a)559
                                                             (b)1,650       (b)1,610      (b)3,988      (b)7,142

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.304     (a)$12.410    (a)$13.559    (a)$14.206
                                                             (b)$10.300     (b)$12.380    (b)$13.493    (b)$14.102
 Ending AUV................................................. (a)$12.410     (a)$13.559    (a)$14.206    (a)$15.585
                                                             (b)$12.380     (b)$13.493    (b)$14.102    (b)$15.431
 Ending Number of AUs....................................... (a)4,693       (a)50,478     (a)182,776    (a)256,907
                                                             (b)2,878       (b)23,784     (b)81,083     (b)115,067

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.116      (a)$9.408     (a)$9.558     (a)$8.316
                                                             (b)$7.117      (b)$9.390     (b)$9.516     (b)$8.259
 Ending AUV................................................. (a)$9.408      (a)$9.558     (a)$8.316     (a)$9.792
                                                             (b)$9.390      (b)$9.516     (b)$8.259     (b)$9.701
 Ending Number of AUs....................................... (a)7,466       (a)80,826     (a)334,728    (a)381,069
                                                             (b)5,714       (b)50,838     (b)182,561    (b)210,225

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.695      (a)$8.532     (a)$10.652    (a)$10.150
                                                             (b)$6.692      (b)$8.510     (b)$10.599    (b)$10.074
 Ending AUV................................................. (a)$8.532      (a)$10.652    (a)$10.150    (a)$11.779
                                                             (b)$8.510      (b)$10.599    (b)$10.074    (b)$11.662
 Ending Number of AUs....................................... (a)2,407       (a)26,158     (a)104,272    (a)120,729
                                                             (b)1,374       (b)16,185     (b)58,182     (b)68,452

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.942     (a)$12.131    (a)$12.695    (a)$13.218
                                                             (b)$10.944     (b)$12.111    (b)$12.641    (b)$13.130
 Ending AUV................................................. (a)$12.131     (a)$12.695    (a)$13.218    (a)$13.520
                                                             (b)$12.111     (b)$12.641    (b)$13.130    (b)$13.396
 Ending Number of AUs....................................... (a)2,011       (a)20,018     (a)52,196     (a)93,200
                                                             (b)1,310       (b)6,623      (b)26,315     (b)45,281

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.903      (a)$9.524     (a)$11.659    (a)$11.208
                                                             (b)$7.902      (b)$9.504     (b)$11.606    (b)$11.129
 Ending AUV................................................. (a)$9.524      (a)$11.659    (a)$11.208    (a)$12.974
                                                             (b)$9.504      (b)$11.606    (b)$11.129    (b)$12.850
 Ending Number of AUs....................................... (a)2,508       (a)23,190     (a)96,374     (a)111,867
                                                             (b)1,450       (b)15,045     (b)56,848     (b)65,884

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.329      (a)$9.322     (a)$10.776    (a)$10.458
                                                             (b)$7.329      (b)$9.303     (b)$10.727    (b)$10.384
 Ending AUV................................................. (a)$9.322      (a)$10.776    (a)$10.458    (a)$11.455
                                                             (b)$9.303      (b)$10.727    (b)$10.384    (b)$11.347
 Ending Number of AUs....................................... (a)1,854       (a)8,499      (a)37,302     (a)49,716
                                                             (b)1,063       (b)7,433      (b)26,974     (b)33,935

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.647    (a)$14.681    (a)$15.533       (a)$15.031
                                                             (b)$12.502    (b)$14.477    (b)$15.279       (b)$14.748
 Ending AUV................................................. (a)$14.681    (a)$15.533    (a)$15.031       (a)$16.395
                                                             (b)$14.477    (b)$15.279    (b)$14.748       (b)$16.046
 Ending Number of AUs....................................... (a)538        (a)2,327      (a)15,529        (a)30,152
                                                             (b)8,788      (b)10,117     (b)13,644        (b)9,877

-------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$15.585    (a)$15.560    (a)$16.210       (a)$15.766
                                                             (b)$15.431    (b)$15.369    (b)$15.971       (b)$15.494
 Ending AUV................................................. (a)$15.560    (a)$16.210    (a)$15.766       (a)$16.882
                                                             (b)$15.369    (b)$15.971    (b)$15.494       (b)$16.018
 Ending Number of AUs....................................... (a)325,604    (a)368,746    (a)403,159       (a)751,197
                                                             (b)145,922    (b)168,273    (b)181,184       (b)1,213

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.792     (a)$11.898    (a)$10.925       (a)$10.258
                                                             (b)$9.701     (b)$11.757    (b)$10.769       (b)$10.086
 Ending AUV................................................. (a)$11.898    (a)$10.925    (a)$10.258       (a)$10.243
                                                             (b)$11.757    (b)$10.769    (b)$10.086       (b)$10.046
 Ending Number of AUs....................................... (a)370,176    (a)413,143    (a)424,540       (a)454,813
                                                             (b)202,299    (b)223,393    (b)229,197       (b)239,057

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.779    (a)$15.702    (a)$15.463       (a)$14.091
                                                             (b)$11.662    (b)$15.506    (b)$15.233       (b)$13.846
 Ending AUV................................................. (a)$15.702    (a)$15.463    (a)$14.091       (a)$18.159
                                                             (b)$15.506    (b)$15.233    (b)$13.846       (b)$17.799
 Ending Number of AUs....................................... (a)105,964    (a)110,428    (a)116,879       (a)102,601
                                                             (b)60,244     (b)60,940     (b)66,111        (b)57,211

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.520    (a)$12.841    (a)$12.601       (a)$12.051
                                                             (b)$13.396    (b)$12.692    (b)$12.423       (b)$11.851
 Ending AUV................................................. (a)$12.841    (a)$12.601    (a)$12.051       (a)$12.021
                                                             (b)$12.692    (b)$12.423    (b)$11.851       (b)$11.793
 Ending Number of AUs....................................... (a)146,014    (a)204,175    (a)249,224       (a)460,579
                                                             (b)66,194     (b)77,523     (b)99,369        (b)145,284

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.974    (a)$17.604    (a)$17.979       (a)$17.586
                                                             (b)$12.850    (b)$17.392    (b)$17.719       (b)$17.288
 Ending AUV................................................. (a)$17.604    (a)$17.979    (a)$17.586       (a)$17.994
                                                             (b)$17.392    (b)$17.719    (b)$17.288       (b)$17.645
 Ending Number of AUs....................................... (a)96,443     (a)95,022     (a)92,036        (a)107,154
                                                             (b)56,527     (b)55,909     (b)55,164        (b)55,463

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$11.021    (a)$11.776       (a)$11.360
                                                             (b)N/A        (b)$11.002    (b)$11.727       (b)$11.284
 Ending AUV................................................. (a)$11.021    (a)$11.776    (a)$11.360       (a)$12.318
                                                             (b)$11.002    (b)$11.727    (b)$11.284       (b)$10.287
 Ending Number of AUs....................................... (a)137,337    (a)608,738    (a)2,888,634     (a)4,563,131
                                                             (b)45,998     (b)168,801    (b)627,348       (b)37,543

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.455    (a)$15.194    (a)$16.640       (a)$16.429
                                                             (b)$11.347    (b)$15.012    (b)$16.401       (b)$16.151
 Ending AUV................................................. (a)$15.194    (a)$16.640    (a)$16.429       (a)$15.942
                                                             (b)$15.012    (b)$16.401    (b)$16.151       (b)$15.634
 Ending Number of AUs....................................... (a)47,422     (a)47,989     (a)47,844        (a)53,480
                                                             (b)31,665     (b)31,084     (b)31,631        (b)35,257

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.045      (a)$9.797     (a)$10.788
                                                             (b)$8.042      (b)$9.774     (b)$10.736
 Ending AUV................................................. (a)$9.797      (a)$10.788    (a)$10.864
                                                             (b)$9.774      (b)$10.736    (b)$10.784
 Ending Number of AUs....................................... (a)13          (a)13         (a)3,313
                                                             (b)1,733       (b)2,768      (b)3,945

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.141      (a)$12.204    (a)$14.241
                                                             (b)$8.140      (b)$12.179    (b)$14.177
 Ending AUV................................................. (a)$12.204     (a)$14.241    (a)$10.364
                                                             (b)$12.179     (b)$14.177    (b)$10.291
 Ending Number of AUs....................................... (a)130         (a)8,581      (a)40,222
                                                             (b)1           (b)4,039      (b)14,133

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.524      (a)$8.224     (a)$9.027
                                                             (b)$6.525      (b)$8.198     (b)$8.977
 Ending AUV................................................. (a)$8.224      (a)$9.027     (a)$9.630
                                                             (b)$8.198      (b)$8.977     (b)$9.553
 Ending Number of AUs....................................... (a)15          (a)511        (a)53,162
                                                             (b)0           (b)69         (b)30,771

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.552      (a)$8.645     (a)$9.733
                                                             (b)$6.550      (b)$8.613     (b)$9.672
 Ending AUV................................................. (a)$8.645      (a)$9.733     (a)$8.588
                                                             (b)$8.613      (b)$9.672     (b)$8.513
 Ending Number of AUs....................................... (a)16          (a)2,651      (a)10,168
                                                             (b)0           (b)1,092      (b)4,743

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.461     (a)$12.237    (a)$12.813
                                                             (b)$11.462     (b)$12.214    (b)$12.756
 Ending AUV................................................. (a)$12.237     (a)$12.813    (a)$13.419
                                                             (b)$12.214     (b)$12.756    (b)$13.327
 Ending Number of AUs....................................... (a)25,751      (a)114,728    (a)366,855
                                                             (b)6,326       (b)51,862     (b)173,849

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.746      (a)$9.819     (a)$12.129
                                                             (b)$7.743      (b)$9.794     (b)$12.067
 Ending AUV................................................. (a)$9.819      (a)$12.129    (a)$11.234
                                                             (b)$9.794      (b)$12.067    (b)$11.149
 Ending Number of AUs....................................... (a)13          (a)7,722      (a)36,367
                                                             (b)0           (b)4,809      (b)21,196

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.871      (a)$9.015     (a)$9.957
                                                             (b)$6.870      (b)$8.996     (b)$9.912
 Ending AUV................................................. (a)$9.015      (a)$9.957     (a)$9.390
                                                             (b)$8.996      (b)$9.912     (b)$9.323
 Ending Number of AUs....................................... (a)10,626      (a)45,331     (a)161,832
                                                             (b)4,947       (b)31,105     (b)84,186

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.571      (a)$9.632     (a)$10.670
                                                             (b)$7.571      (b)$9.612     (b)$10.621
 Ending AUV................................................. (a)$9.632      (a)$10.670    (a)$9.919
                                                             (b)$9.612      (b)$10.621    (b)$9.849
 Ending Number of AUs....................................... (a)1,720       (a)16,662     (a)59,032
                                                             (b)1,028       (b)9,189      (b)35,852

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.864    (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386
                                                             (b)$10.784    (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122
 Ending AUV................................................. (a)$12.101    (a)$14.237    (a)$15.622    (a)$15.386    (a)$16.236
                                                             (b)$11.982    (b)$14.062    (b)$15.392    (b)$15.122    (b)$15.917
 Ending Number of AUs....................................... (a)32,850     (a)35,007     (a)43,315     (a)57,178     (a)46,866
                                                             (b)4,106      (b)6,678      (b)29,275     (b)26,218     (b)27,507

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) -
  SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.364    (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016
                                                             (b)$10.291    (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864
 Ending AUV................................................. (a)$12.118    (a)$11.528    (a)$10.682    (a)$9.016     (a)$9.828
                                                             (b)$12.003    (b)$11.390    (b)$10.529    (b)$8.864     (b)$9.638
 Ending Number of AUs....................................... (a)42,756     (a)52,907     (a)62,093     (a)68,433     (a)75,511
                                                             (b)18,674     (b)24,057     (b)25,075     (b)28,959     (b)30,957

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.630     (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142
                                                             (b)$9.553     (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871
 Ending AUV................................................. (a)$10.785    (a)$13.992    (a)$15.720    (a)$15.142    (a)$17.228
                                                             (b)$10.671    (b)$13.810    (b)$15.478    (b)$14.871    (b)$16.877
 Ending Number of AUs....................................... (a)117,074    (a)111,919    (a)110,054    (a)116,816    (a)133,644
                                                             (b)56,561     (b)55,766     (b)72,196     (b)82,909     (b)89,325

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) -
  SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.588     (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254
                                                             (b)$8.513     (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026
 Ending AUV................................................. (a)$9.884     (a)$12.282    (a)$12.600    (a)$12.254    (a)$12.749
                                                             (b)$9.773     (b)$12.114    (b)$12.397    (b)$12.026    (b)$12.481
 Ending Number of AUs....................................... (a)11,743     (a)12,189     (a)15,667     (a)15,612     (a)16,321
                                                             (b)5,089      (b)3,823      (b)8,317      (b)8,115      (b)8,093

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.419    (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656
                                                             (b)$13.327    (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427
 Ending AUV................................................. (a)$14.174    (a)$13.455    (a)$13.886    (a)$13.656    (a)$13.900
                                                             (b)$14.041    (b)$13.296    (b)$13.687    (b)$13.427    (b)$13.633
 Ending Number of AUs....................................... (a)500,339    (a)659,087    (a)721,954    (a)731,937    (a)952,560
                                                             (b)247,424    (b)332,163    (b)339,617    (b)335,545    (b)389,099

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.234    (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998
                                                             (b)$11.149    (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649
 Ending AUV................................................. (a)$12.837    (a)$18.002    (a)$19.722    (a)$19.998    (a)$19.731
                                                             (b)$12.708    (b)$17.776    (b)$19.427    (b)$19.649    (b)$19.339
 Ending Number of AUs....................................... (a)45,591     (a)42,570     (a)47,302     (a)48,642     (a)58,710
                                                             (b)25,857     (b)22,397     (b)22,976     (b)23,856     (b)28,773

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.390     (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380
                                                             (b)$9.323     (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137
 Ending AUV................................................. (a)$10.421    (a)$13.717    (a)$14.416    (a)$14.380    (a)$16.226
                                                             (b)$10.321    (b)$13.552    (b)$14.207    (b)$14.137    (b)$15.912
 Ending Number of AUs....................................... (a)206,697    (a)194,334    (a)208,546    (a)199,496    (a)205,957
                                                             (b)106,964    (b)101,748    (b)104,276    (b)109,087    (b)108,280

-------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST
  Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.919     (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281
                                                             (b)$9.849     (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005
 Ending AUV................................................. (a)$10.897    (a)$14.374    (a)$15.840    (a)$16.281    (a)$17.049
                                                             (b)$10.793    (b)$14.202    (b)$15.611    (b)$16.005    (b)$16.719
 Ending Number of AUs....................................... (a)69,660     (a)67,489     (a)64,907     (a)78,184     (a)97,528
                                                             (b)31,691     (b)27,614     (b)28,820     (b)28,945     (b)31,632

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11      12/31/12
============================================================ ============== ============= ============= =============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.651      (a)$9.724     (a)$10.646    (a)$10.282
                                                             (b)$7.649      (b)$9.702     (b)$10.595    (b)$10.207
 Ending AUV................................................. (a)$9.724      (a)$10.646    (a)$10.282    (a)$12.063
                                                             (b)$9.702      (b)$10.595    (b)$10.207    (b)$11.945
 Ending Number of AUs....................................... (a)4,160       (a)47,051     (a)167,366    (a)205,987
                                                             (b)2,440       (b)24,002     (b)84,625     (b)103,033

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.961      (a)$10.652    (a)$11.913    (a)$12.464
                                                             (b)$7.956      (b)$10.565    (b)$11.784    (b)$12.299
 Ending AUV................................................. (a)$10.652     (a)$11.913    (a)$12.464    (a)$13.927
                                                             (b)$10.565     (b)$11.784    (b)$12.299    (b)$13.707
 Ending Number of AUs....................................... (a)13          (a)2,370      (a)2,136      (a)11,552
                                                             (b)0           (b)440        (b)1,175      (b)6,069

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.244      (a)$9.757     (a)$10.571    (a)$10.609
                                                             (b)$8.245      (b)$9.738     (b)$10.525    (b)$10.536
 Ending AUV................................................. (a)$9.757      (a)$10.571    (a)$10.609    (a)$11.628
                                                             (b)$9.738      (b)$10.525    (b)$10.536    (b)$11.519
 Ending Number of AUs....................................... (a)12          (a)9,987      (a)28,624     (a)38,719
                                                             (b)1,739       (b)5,350      (b)10,217     (b)14,415

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.886      (a)$9.406     (a)$10.047    (a)$8.448
                                                             (b)$6.887      (b)$9.384     (b)$9.999     (b)$8.386
 Ending AUV................................................. (a)$9.406      (a)$10.047    (a)$8.448     (a)$9.761
                                                             (b)$9.384      (b)$9.999     (b)$8.386     (b)$9.665
 Ending Number of AUs....................................... (a)15          (a)3,015      (a)8,893      (a)13,992
                                                             (b)0           (b)0          (b)1,128      (b)5,611

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$6.794      (a)$8.476     (a)$9.777     (a)$9.616
                                                             (b)$6.793      (b)$8.435     (b)$9.703     (b)$9.520
 Ending AUV................................................. (a)$8.476      (a)$9.777     (a)$9.616     (a)$11.063
                                                             (b)$8.435      (b)$9.703     (b)$9.520     (b)$10.925
 Ending Number of AUs....................................... (a)15          (a)15         (a)0          (a)430
                                                             (b)0           (b)0          (b)0          (b)1,327

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (b)N/A         (b)N/A        (b)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (b)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.581      (a)$9.718     (a)$10.965    (a)$11.259
                                                             (b)$7.580      (b)$9.694     (b)$10.911    (b)$11.174
 Ending AUV................................................. (a)$9.718      (a)$10.965    (a)$11.259    (a)$12.968
                                                             (b)$9.694      (b)$10.911    (b)$11.174    (b)$12.839
 Ending Number of AUs....................................... (a)690         (a)14,276     (a)35,447     (a)64,832
                                                             (b)432         (b)2,699      (b)13,201     (b)26,170

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                 ENDED         ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/13      12/31/14       12/31/15         12/31/16
============================================================ ============= ============= ================ ===============
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.063    (a)$15.657    (a)$17.093       (a)$16.867
                                                             (b)$11.945    (b)$15.465    (b)$16.841       (b)$16.577
 Ending AUV................................................. (a)$15.657    (a)$17.093    (a)$16.867       (a)$18.042
                                                             (b)$15.465    (b)$16.841    (b)$16.577       (b)$17.688
 Ending Number of AUs....................................... (a)192,843    (a)188,748    (a)188,093       (a)208,650
                                                             (b)95,220     (b)91,651     (b)95,058        (b)101,445

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$13.927    (a)$16.452    (a)$18.222       (a)$15.782
                                                             (b)$13.707    (b)$16.152    (b)$17.846       (b)$15.418
 Ending AUV................................................. (a)$16.452    (a)$18.222    (a)$15.782       (a)$17.182
                                                             (b)$16.152    (b)$17.846    (b)$15.418       (b)$16.743
 Ending Number of AUs....................................... (a)11,230     (a)10,416     (a)14,652        (a)17,505
                                                             (b)5,553      (b)7,888      (b)5,721         (b)5,701

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.628    (a)$13.626    (a)$14.550       (a)$14.260
                                                             (b)$11.519    (b)$13.464    (b)$14.341       (b)$14.021
 Ending AUV................................................. (a)$13.626    (a)$14.550    (a)$14.260       (a)$15.315
                                                             (b)$13.464    (b)$14.341    (b)$14.021       (b)$15.021
 Ending Number of AUs....................................... (a)37,874     (a)39,033     (a)48,820        (a)63,525
                                                             (b)14,059     (b)18,509     (b)28,929        (b)41,801

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.761     (a)$11.594    (a)$10.450       (a)$10.317
                                                             (b)$9.665     (b)$11.452    (b)$10.296       (b)$10.140
 Ending AUV................................................. (a)$11.594    (a)$10.450    (a)$10.317       (a)$9.960
                                                             (b)$11.452    (b)$10.296    (b)$10.140       (b)$9.765
 Ending Number of AUs....................................... (a)17,080     (a)24,653     (a)27,074        (a)59,477
                                                             (b)7,375      (b)11,063     (b)13,986        (b)22,766

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.063    (a)$14.295    (a)$15.545       (a)$15.765
                                                             (b)$10.925    (b)$14.082    (b)$15.275       (b)$15.453
 Ending AUV................................................. (a)$14.295    (a)$15.545    (a)$15.765       (a)$17.333
                                                             (b)$14.082    (b)$15.275    (b)$15.453       (b)$16.947
 Ending Number of AUs....................................... (a)6,853      (a)11,201     (a)13,934        (a)35,231
                                                             (b)3,479      (b)10,434     (b)12,895        (b)19,053

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV.............................................. (b)N/A        (a)$10.834    (a)$11.360       (a)$10.784
                                                             (b)N/A        (b)$10.816    (b)$11.313       (b)$10.713
 Ending AUV................................................. (a)$10.834    (a)$11.360    (a)$10.784       (a)$11.367
                                                             (b)$10.816    (b)$11.313    (b)$10.713       (b)$9.727
 Ending Number of AUs....................................... (a)117,827    (a)616,138    (a)2,334,274     (a)4,694,303
                                                             (b)37,791     (b)155,717    (b)417,809       (b)3,520

-------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.968    (a)$13.779    (a)$13.682       (a)$12.893
                                                             (b)$12.839    (b)$13.608    (b)$13.479       (b)$12.670
 Ending AUV................................................. (a)$13.779    (a)$13.682    (a)$12.893       (a)$15.012
                                                             (b)$13.608    (b)$13.479    (b)$12.670       (b)$14.715
 Ending Number of AUs....................................... (a)74,190     (a)85,301     (a)94,734        (a)93,441
                                                             (b)31,949     (b)32,754     (b)42,463        (b)53,419

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION: DIVERSIFIED GROWTH) - SST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A           (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A           (a)$10.242
                                                             (b)N/A        (b)N/A        (b)N/A           (b)$10.242
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A           (a)2,425
                                                             (b)N/A        (b)N/A        (b)N/A           (b)2,425

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR     FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED           ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11       12/31/12
============================================================ ============== ============= ============= ================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.753      (a)$7.837     (a)$8.264     (a)$7.015
                                                             (b)$5.751      (b)$7.807     (b)$8.211     (b)$6.952
 Ending AUV................................................. (a)$7.837      (a)$8.264     (a)$7.015     (a)$8.377
                                                             (b)$7.807      (b)$8.211     (b)$6.952     (b)$8.282
 Ending Number of AUs....................................... (a)18          (a)271        (a)1,166      (a)909
                                                             (b)0           (b)6,417      (b)11,894     (b)10,886

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$4.808      (a)$6.600     (a)$7.792     (a)$8.297
                                                             (b)$4.809      (b)$6.588     (b)$7.758     (b)$8.240
 Ending AUV................................................. (a)$6.600      (a)$7.792     (a)$8.297     (a)$9.577
                                                             (b)$6.588      (b)$7.758     (b)$8.240     (b)$9.488
 Ending Number of AUs....................................... (a)4,766       (a)34,505     (a)123,402    (a)149,240
                                                             (b)2,842       (b)21,778     (b)73,949     (b)87,983

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A        (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.540
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.516
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)3,430,969
                                                             (b)N/A         (b)N/A        (b)N/A        (b)1,737,331

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A        (a)$9.999
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$9.999
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A        (a)$10.426
                                                             (b)N/A         (b)N/A        (b)N/A        (b)$10.415
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A        (a)237,739
                                                             (b)N/A         (b)N/A        (b)N/A        (b)161,296

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.034      (a)$10.786    (a)$13.034    (a)$11.929
                                                             (b)$8.025      (b)$10.754    (b)$12.962    (b)$11.834
 Ending AUV................................................. (a)$10.786     (a)$13.034    (a)$11.929    (a)$14.552
                                                             (b)$10.754     (b)$12.962    (b)$11.834    (b)$14.400
 Ending Number of AUs....................................... (a)2,149       (a)20,205     (a)86,558     (a)106,443
                                                             (b)1,281       (b)14,561     (b)45,019     (b)48,892

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$10.882     (a)$11.134    (a)$11.510    (a)$12.136
                                                             (b)$10.887     (b)$11.116    (b)$11.462    (b)$12.056
 Ending AUV................................................. (a)$11.134     (a)$11.510    (a)$12.136    (a)$12.403
                                                             (b)$11.116     (b)$11.462    (b)$12.056    (b)$12.290
 Ending Number of AUs....................................... (a)6,134       (a)46,535     (a)143,516    (a)209,453
                                                             (b)3,771       (b)21,729     (b)66,518     (b)105,949

-------------------------------------------------------------



                                                                FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
                                                                   ENDED             ENDED             ENDED
VARIABLE PORTFOLIOS                                               12/31/13          12/31/14          12/31/15
============================================================ ================= ================= =================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.377         (a)$10.067        (a)$8.975
                                                             (b)$8.282         (b)$9.927         (b)$8.828
 Ending AUV................................................. (a)$10.067        (a)$8.975         (a)$8.695
                                                             (b)$9.927         (b)$8.828         (b)$8.532
 Ending Number of AUs....................................... (a)1,020          (a)8,812          (a)9,145
                                                             (b)10,591         (b)16,937         (b)17,997

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.577         (a)$9.234         (a)$11.799
                                                             (b)$9.488         (b)$9.125         (b)$11.631
 Ending AUV................................................. (a)$9.234         (a)$11.799        (a)$11.829
                                                             (b)$9.125         (b)$11.631        (b)$11.632
 Ending Number of AUs....................................... (a)178,899        (a)144,160        (a)139,172
                                                             (b)104,436        (b)91,362         (b)86,195

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending AUV................................................. (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs....................................... (a)N/A            (a)N/A            (a)N/A
                                                             (b)N/A            (b)N/A            (b)N/A

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$10.540        (a)$12.187        (a)$12.550
                                                             (b)$10.516        (b)$12.129        (b)$12.458
 Ending AUV................................................. (a)$12.187        (a)$12.550        (a)$11.749
                                                             (b)$12.129        (b)$12.458        (b)$11.634
 Ending Number of AUs....................................... (a)10,161,109     (a)19,798,493     (a)28,739,140
                                                             (b)4,753,288      (b)7,191,559      (b)9,597,631

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$10.426        (a)$12.098        (a)$12.456
                                                             (b)$10.415        (b)$12.055        (b)$12.381
 Ending AUV................................................. (a)$12.098        (a)$12.456        (a)$11.629
                                                             (b)$12.055        (b)$12.381        (b)$11.530
 Ending Number of AUs....................................... (a)4,646,920      (a)12,903,833     (a)20,141,779
                                                             (b)1,360,629      (b)3,480,818      (b)4,919,044

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$14.552        (a)$19.461        (a)$22.083
                                                             (b)$14.400        (b)$19.210        (b)$21.744
 Ending AUV................................................. (a)$19.461        (a)$22.083        (a)$23.642
                                                             (b)$19.210        (b)$21.744        (b)$23.220
 Ending Number of AUs....................................... (a)104,933        (a)102,941        (a)112,079
                                                             (b)43,884         (b)45,493         (b)54,171

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.403        (a)$11.957        (a)$12.382
                                                             (b)$12.290        (b)$11.819        (b)$12.208
 Ending AUV................................................. (a)$11.957        (a)$12.382        (a)$12.258
                                                             (b)$11.819        (b)$12.208        (b)$12.055
 Ending Number of AUs....................................... (a)287,242        (a)330,543        (a)409,878
                                                             (b)144,548        (b)151,977        (b)166,161

-------------------------------------------------------------



                                                                FISCAL YEAR
                                                                   ENDED
VARIABLE PORTFOLIOS                                              12/31/16
============================================================ ================
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND
INCOME) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.695
                                                             (b)$8.532
 Ending AUV................................................. (a)$8.691
                                                             (b)$8.506
 Ending Number of AUs....................................... (a)16,142
                                                             (b)15,391

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$11.829
                                                             (b)$11.632
 Ending AUV................................................. (a)$12.653
                                                             (b)$12.410
 Ending Number of AUs....................................... (a)137,209
                                                             (b)83,565

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.844
                                                             (b)$10.804
 Ending Number of AUs....................................... (a)2,159,352
                                                             (b)6,248

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV.............................................. (a)N/A
                                                             (b)N/A
 Ending AUV................................................. (a)$10.588
                                                             (b)$10.548
 Ending Number of AUs....................................... (a)3,390,246
                                                             (b)3,239

-------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV.............................................. (a)$11.749
                                                             (b)$11.634
 Ending AUV................................................. (a)$12.121
                                                             (b)$9.350
 Ending Number of AUs....................................... (a)30,738,285
                                                             (b)5,499

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV.............................................. (a)$11.629
                                                             (b)$11.530
 Ending AUV................................................. (a)$12.070
                                                             (b)$11.938
 Ending Number of AUs....................................... (a)20,818,730
                                                             (b)5,149,976

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class
3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$23.642
                                                             (b)$23.220
 Ending AUV................................................. (a)$23.741
                                                             (b)$22.535
 Ending Number of AUs....................................... (a)125,052
                                                             (b)862

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY
BOND) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$12.258
                                                             (b)$12.055
 Ending AUV................................................. (a)$12.247
                                                             (b)$11.620
 Ending Number of AUs....................................... (a)670,419
                                                             (b)1,672

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                             FISCAL YEAR   FISCAL YEAR
                                                              INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/09       12/31/10      12/31/11
============================================================ ============== ============= =============
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.141      (a)$9.388     (a)$10.550
                                                             (b)$7.139      (b)$9.370     (b)$10.505
 Ending AUV................................................. (a)$9.388      (a)$10.550    (a)$9.739
                                                             (b)$9.370      (b)$10.505    (b)$9.672
 Ending Number of AUs....................................... (a)14          (a)14         (a)5,348
                                                             (b)0           (b)0          (b)22

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC MULTI-ASSET) - AST Class 3 Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A        (a)N/A
                                                             (b)N/A         (b)N/A        (b)N/A

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.802      (a)$11.090    (a)$12.688
                                                             (b)$7.789      (b)$11.051    (b)$12.612
 Ending AUV................................................. (a)$11.090     (a)$12.688    (a)$9.961
                                                             (b)$11.051     (b)$12.612    (b)$9.877
 Ending Number of AUs....................................... (a)2,838       (a)3,402      (a)9,303
                                                             (b)0           (b)407        (b)4,879

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)N/A         (a)$11.305    (a)$11.425
                                                             (b)N/A         (b)$11.304    (b)$11.399
 Ending AUV................................................. (a)N/A         (a)$11.425    (a)$11.955
                                                             (b)N/A         (b)$11.399    (b)$11.898
 Ending Number of AUs....................................... (a)N/A         (a)66,712     (a)214,281
                                                             (b)N/A         (b)27,059     (b)93,052

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$5.307      (a)$7.064     (a)$8.428
                                                             (b)$5.304      (b)$7.033     (b)$8.369
 Ending AUV................................................. (a)$7.064      (a)$8.428     (a)$8.134
                                                             (b)$7.033      (b)$8.369     (b)$8.057
 Ending Number of Aus....................................... (a)19          (a)2,261      (a)8,758
                                                             (b)0           (b)695        (b)4,569

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$7.065      (a)$9.111     (a)$10.497
                                                             (b)$7.066      (b)$9.077     (b)$10.430
 Ending AUV................................................. (a)$9.111      (a)$10.497    (a)$9.769
                                                             (b)$9.077      (b)$10.430    (b)$9.683
 Ending Number of AUs....................................... (a)14          (a)321        (a)4,365
                                                             (b)0           (b)249        (b)4,222

-------------------------------------------------------------



                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                 ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                             12/31/12      12/31/13      12/31/14      12/31/15      12/31/16
============================================================ ============= ============= ============= ============= =============
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.739     (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176
                                                             (b)$9.672     (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923
 Ending AUV................................................. (a)$10.928    (a)$14.546    (a)$15.390    (a)$15.176    (a)$16.049
                                                             (b)$10.827    (b)$14.375    (b)$15.171    (b)$14.923    (b)$15.742
 Ending Number of AUs....................................... (a)6,582      (a)12,239     (a)12,200     (a)38,161     (a)37,893
                                                             (b)234        (b)212        (b)213        (b)4,123      (b)5,153

-------------------------------------------------------------
SA WELLINGTON MULTI-ASSET INCOME (FORMERLY STRATEGIC
  MULTI-ASSET) - AST Class 3
Shares
(Inception Date - 9/26/16)
 Beginning AUV.............................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)$9.848
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)$9.848
 Ending Number of AUs....................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A        (a)694
                                                             (b)N/A        (b)N/A        (b)N/A        (b)N/A        (b)694

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL
  RESOURCES) - AST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.961     (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567
                                                             (b)$9.877     (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447
 Ending AUV................................................. (a)$10.153    (a)$10.578    (a)$8.485     (a)$6.567     (a)$8.404
                                                             (b)$10.042    (b)$10.436    (b)$8.350     (b)$6.447     (b)$8.229
 Ending Number of AUs....................................... (a)20,665     (a)22,562     (a)27,213     (a)35,828     (a)33,573
                                                             (b)7,297      (b)9,172      (b)10,660     (b)12,906     (b)14,327

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST
  Class 3
Shares
(Inception Date - 1/19/10)
 Beginning AUV.............................................. (a)$11.955    (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191
                                                             (b)$11.898    (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027
 Ending AUV................................................. (a)$12.248    (a)$11.456    (a)$11.493    (a)$11.191    (a)$11.455
                                                             (b)$12.159    (b)$11.345    (b)$11.353    (b)$11.027    (b)$11.259
 Ending Number of AUs....................................... (a)296,057    (a)376,332    (a)436,487    (a)487,477    (a)581,276
                                                             (b)135,401    (b)179,700    (b)186,612    (b)198,792    (b)205,624

-------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH)
  - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$8.134     (a)$9.308     (a)$13.101    (a)$12.970    (a)$12.620
                                                             (b)$8.057     (b)$9.197     (b)$12.912    (b)$12.752    (b)$12.376
 Ending AUV................................................. (a)$9.308     (a)$13.101    (a)$12.970    (a)$12.620    (a)$13.343
                                                             (b)$9.197     (b)$12.912    (b)$12.752    (b)$12.376    (b)$13.052
 Ending Number of Aus....................................... (a)8,982      (a)8,003      (a)7,854      (a)8,603      (a)11,123
                                                             (b)7,199      (b)7,150      (b)10,449     (b)9,453      (b)6,606

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL
  GROWTH) - SAST Class 3
Shares
(Inception Date - 4/30/09)
 Beginning AUV.............................................. (a)$9.769     (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970
                                                             (b)$9.683     (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671
 Ending AUV................................................. (a)$11.173    (a)$15.080    (a)$15.975    (a)$15.970    (a)$15.881
                                                             (b)$11.047    (b)$14.872    (b)$15.715    (b)$15.671    (b)$15.545
 Ending Number of AUs....................................... (a)3,662      (a)846        (a)848        (a)841        (a)1,030
                                                             (b)4,479      (b)3,799      (b)3,571      (b)3,857      (b)4,843

-------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the Contract Value, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.


CONTRACT VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The Contract Value death benefit, included in the contract for no additional fee, will be equal to the contract value on the business day during which we receive all required documentation.

The Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit, if elected, are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


RETURN OF PURCHASE PAYMENT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


A. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.


                                      B-1



          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


B. THE FOLLOWING DESCRIBES THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT AND THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING
     BENEFIT:

     1.   RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Return of Purchase Payment death benefit fee will no longer be deducted as of the Continuation Date.

     2.   MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Return of Purchase Payment death benefit, described above and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date. Instead, the Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

            POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.00%        2.50%        0.60%     (+or-)0.40%
 Two Covered Persons        1.25%        2.50%        0.60%     (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).


POLARIS INCOME PLUS DAILY FEE



                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.15%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons        1.35%        2.50%        0.60%      (+or-)0.40%



* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.


The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.00%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE

ASSUMPTIONS:

     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED


     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




                 QUARTERLY       CALCULATED
  BENEFIT         AVERAGE         FORMULA       ANNUAL      QUARTERLY
  QUARTER     (DAILY VIX(2))       VALUE*      FEE RATE     FEE RATE**
     1st         525.71             N/A         1.00%        0.2500%
     2nd         412.12             N/A         1.00%        0.2500%
     3rd         770.25             N/A         1.00%        0.2500%
     4th         573.97             N/A         1.00%        0.2500%
     5th         204.42            0.81%        0.81%        0.2025%



* The Calculated Formula Value equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase or decrease to determine the annual fee rate each quarter.


**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 5TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS 204.42. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [204.42/33 - 10]}

     1.00% + [0.05% x (-3.81)]

     1.00% + (-0.19%) = 0.81% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.00% - 0.81% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.00%).

0.81% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)



                                      C-1




Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.81%

The Quarterly Fee Rate is 0.2025% (or 0.81% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:




               QUARTERLY
                AVERAGE     CALCULATED
  BENEFIT       (DAILY       FORMULA       ANNUAL      QUARTERLY
  QUARTER       VIX(2))       VALUE       FEE RATE     FEE RATE
     6th        351.93        1.03%        1.03%       0.2575%
     7th        307.03        0.97%        0.97%       0.2425%
     8th        602.30        1.41%        1.37%       0.3425%
     9th        698.25        1.56%        1.56%       0.3900%
     10th       323.74        0.99%        1.16%       0.2900%
     11th       398.72        1.10%        1.10%       0.2750%
     12th       261.37        0.90%        0.90%       0.2250%
     13th       281.15        0.93%        0.93%       0.2325%
     14th       151.32        0.73%        0.73%       0.1825%
     15th       52.63         0.58%        0.60%       0.1500%
     16th       207.38        0.81%        0.81%       0.2025%



The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

IN THE 8TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO
602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [602.30/33 - 10]}

     1.00% + [0.05% x (8.25)]

     1.00% + 0.41% = 1.41% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.41% - 0.97% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.37% (0.97% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3425% (or 1.37% divided by 4).

IN THE 10TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS
FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [323.74/33 - 10]}

     1.00% + [0.05% x (-0.19)]

     1.00% + (-0.01%) = 0.99% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


1.56% - 0.99% = 0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.56%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.16% (1.56% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.2900% (or 1.16% divided by 4).

IN THE 15TH BENEFIT QUARTER, THE QUARTERLY AVERAGE (DAILY VIX(2)) DECREASES TO
52.63. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:



STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + {0.05% x [Quarterly Average (Daily VIX(2))/33 - 10]}

     1.00% + {0.05% x [52.63/33 - 10]}

     1.00% + [0.05% x (-8.41)]

     1.00% + (-0.42%) = 0.58% (Annual Fee Rate)



STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


The Annual Fee Rate is 0.58% is lower than the Minimum Annual Fee Rate (0.60%).

The Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

Therefore, the Quarterly Fee Rate is 0.1500% (or 0.60% divided by 4).

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.



                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.

Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.


EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3 - Day 275         -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800

     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                             New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios    New York
                                     only.                                                      Oregon
                                                                                                Texas
                                                                                                Washington
Annuity Date                       You may switch to the Income Phase any time after your       Florida
                                     first contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months    New York
                                     after contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be        Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money
                                     market portfolio.
Free Look                          If you are age 65 or older on the contract issue date, the   Arizona
                                     Free Look period is 30 days.
Free Look                          If you are age 60 or older on the contract issue date, the   California
                                     Free Look period is 30 days. If you
                                   invest in the Fixed Account, the Free Look amount is
                                     calculated as the Purchase Payments paid. If
                                   you invest in Variable Portfolio(s), the Free Look amount
                                     is calculated as the greater of (1)
                                   Purchase Payments or (2) the value of your contract plus
                                     any fees paid on the day we received
                                   your request in Good Order at the Annuity Service Center.
Free Look                          The Free Look period is 21 days and the amount is            Florida
                                     calculated as the value of your contract plus
                                   fees and charges on the day we receive your request in Good
                                     Order at the Annuity Service Center.
Free Look                          The Free Look period is 20 days.                             Idaho
                                                                                                North Dakota
                                                                                                Rhode Island
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the value of your      Michigan
                                     contract plus fees and charges on the day
                                   we received your request in Good Order at the Annuity        Minnesota
                                     Service Center.                                            Missouri
                                                                                                Texas
Free Look                          The Free Look amount is calculated as the greater of (1)     Arkansas
                                     Purchase Payments including fees and
                                   charges or (2) the value of your contract on the day we      New York
                                     receive your request in Good Order at the
                                   Annuity Service Center.
Joint Ownership                    Benefits and Features to be made available to Domestic       California
                                     Partners.                                                  District of Columbia
                                                                                                Maine
                                                                                                Nevada
                                                                                                Oregon
                                                                                                Washington
                                                                                                Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union    California
                                     Partners.                                                  Colorado
                                                                                                Hawaii
                                                                                                Illinois
                                                                                                New Jersey
                                                                                                Rhode Island
Minimum Contract Value             The minimum remaining contract value after a partial         Texas
                                     withdrawal must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts.      California
                                                                                                Connecticut
                                                                                                Massachusetts
                                                                                                Missouri
                                                                                                Pennsylvania
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios    Hawaii
                                     only.                                                      Missouri
                                                                                                New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Polaris Income Builder             Charge will be deducted pro-rata from Variable Portfolios    Missouri
                                     only.
Polaris Income Plus                                                                             New York
                                                                                                Oregon
                                                                                                Texas
                                                                                                Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified         California
                                     contracts and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.

                                      E-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                         contracts based on contract value when
                       you begin the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified
                       contracts based on total Purchase Payments when you begin
                         the Income Phase. For any amount in
                       excess of $500,000 in the contract, we deduct front-end
                         premium tax charges of 0.08% for
                       Non-Qualified contracts based on total Purchase Payments
                         when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified
                       contracts based on contract value when you begin the Income
                         Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase
                       Payments when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      E-2



         Please forward a copy (without charge) of the Polaris Platinum III Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                     POLARIS PLATINUM III VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated October 9, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                OCTOBER 9, 2017


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    5
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum III contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, American Funds Asset Allocation SAST Portfolio, and VCP Managed Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than

$99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are incorporated by reference to Form N-4, Post Effective Amendment, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.



      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 12 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, File Nos. 333-185762 and 811-03859, filed on April 26, 2017:

      - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2016.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2016, 2015 and 2014.


(b)  Exhibits



(1)    Resolution Establishing Separate Account................................................. 2
(2)    Form of Custody Agreements............................................................... Not Applicable
(3)    (a)  Distribution Contract............................................................... 2
       (b)  Selling Agreement................................................................... 12
(4)    (a)  AGL Variable Annuity Contract (AS-993(12/10))....................................... 12
       (b)  AGL Contract Data Page (AS-993-PPIII (12/10))....................................... 15
       (c)  AGL Variable Annuity Contract (AG-803 (7/13))....................................... 17
       (d)  AGL Nursing Home Waiver Rider (A-7036-RI)........................................... 13
       (e)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09)................. 13
       (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)............................ 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-6235
            (12/10))............................................................................ 13
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))..................................... 13
       (i)  AGL Merger Endorsement (L8204 (7/12))............................................... 12
       (j)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E
            (8/13))............................................................................. 14
       (k)  AGL Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13)).......... 16
       (l)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023
            (7/13))............................................................................. 16
       (m)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))............... 19
       (n)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)........................... 19
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-6248 (12/15))............... 21
       (p)  AGL Contract Data Page (AG-803-PPS4 (7/13))......................................... 16
       (q)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (12/15))............................................................................ 22
       (r)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (8/16))............................................................................. 22
       (s)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (12/15))............................................................................ 22
       (t)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (8/16))............................................................................. 22
       (u)  AGL Optional Guaranteed Living Benefit Endorsement Daily (AGE-8036 (12/16))......... 22
       (v)  AGL IRA Endorsement (AGE-6171 (12/15)).............................................. 20
       (w)  AGL Roth IRA Endorsement (AGE-6172 (12/15))......................................... 20
       (x)  AGL Roth SEP Endorsement (AGE-6173 (12/15))......................................... 20
       (y)  AGL State Deferred Compensation Plan Endorsement (AGE-6066 (12/15))................. 20
       (z)  AGL Pension and Profit Sharing Plan Endorsement (AGE-6067 (12/15)).................. 20
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))............................................ 13
       (b)  AGL Annuity Application (AGA-579 (12/14))........................................... 17
       (c)  AGL Annuity Application (AGA-579 (1/16))............................................ 21
       (d)  AGL Annuity Application (AGA-579 (10/16))........................................... 21
       (e)  AGL Annuity Application (AGA-579E (1/16))........................................... 21
       (f)  AGL Annuity Application (AGA-579E (10/16)).......................................... 21





(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company, effective December 31, 1991........................................................ 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995.................................................. 3
         (c)  Bylaws of American General Life Insurance Company, restated as of June 8, 2005.............. 6
(7)      Reinsurance Contract............................................................................. Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement............................................ 11
         (b)  SunAmerica Series Trust Fund Participation Agreement........................................ 11
         (c)  Lord Abbett Fund Participation Agreement.................................................... 5
         (d)  Van Kampen Fund Participation Agreement..................................................... 4
         (e)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
              Participation Agreement..................................................................... 7
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement........... 8
         (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................... 9
         (h)  Seasons Series Trust Fund Participation Agreement........................................... 11
         (i)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement......................... 18
         (j)  Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement........ 19
         (k)  Letters of Consent to the Assignment of the Fund Participation Agreement.................... 12
(9)      Opinion of Counsel and Consent of Depositor...................................................... 12
(10)     Consent.......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23........................................................ Not Applicable
(12)     Initial Capitalization Agreement................................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors...................... Filed Herewith
         (b)  Notice of Termination of Support Agreement.................................................. 10
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company....................... 14
         (d)  Specimen Agreement and Plan of Merger....................................................... 12
         (e)  CMA Termination Agreement................................................................... 15


--------
1 Incorporated by reference to Initial Form Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

7 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000101.

8 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000093.

9 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

10 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

11 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185762 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153218.

16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414547.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414549.

18 Incorporated by reference to Post-Effective Amendment No. 7 Form N-6
  Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

19 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.


20 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-213338 and 811-03859, filed on December 14, 2016, Accession No. 0001193125-16-793053.


21 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185762 and 811-03859, filed on December 15, 2016,
  Accession No. 0001193125-16-794181.

22 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
  12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017, Accession
  No. 0001193125-17-138989.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Todd P. Solash(1)                                  President, Individual Retirement
Don W. Cummings(3)                                 Senior Vice President and Controller
Kevin K. DePeugh(4)                                Senior Vice President and Chief Information Security Officer
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Life, Disability and Health Products
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Richard I. Fisher (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Erin N. Elliott                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller




NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(2)                                 Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS

As of September 18, 2017, the number of Polaris Platinum III contracts funded by Variable Separate Account was 112,075 of which 78,622 were qualified contracts and 33,453 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of October, 2017.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                       TITLE                                DATE
---------------------------------   ----------------------------------------------------   ----------------
*KEVIN T. HOGAN                       Director, Chairman of the Board, Chief Executive     October 2, 2017
------------------------------                     Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Senior Vice President and Chief Risk      October 2, 2017
------------------------------                             Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                       Director, Executive Vice President and Chief       October 2, 2017
------------------------------                        Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                          Director, Senior Vice President and Chief        October 2, 2017
------------------------------                       Investment Officer
DEBORAH A. GERO

*JANA W. GREER                        Director and Chief Executive Officer, Individual     October 2, 2017
------------------------------                           Retirement
JANA W. GREER

*ELIAS F. HABAYEB                                         Director                         October 2, 2017
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary and    October 2, 2017
------------------------------                 Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                        Director, Senior Vice President and Chief        October 2, 2017
------------------------------                      Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                      Director and President, Institutional Markets      October 2, 2017
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                     Director, President, Life, Disability and Health     October 2, 2017
------------------------------
RODNEY E. RISHEL

*DON W. CUMMINGS                            Senior Vice President and Controller           October 2, 2017
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                    Senior Vice President and Life Controller        October 2, 2017
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                    Attorney-in-Fact                     October 2, 2017
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                  DESCRIPTION
-------------   -----------------------------------------------------------------------
(10)            Consent
(13) (a)        Power of Attorney -- American General Life Insurance Company Directors